     UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23029

Principal Exchange-Traded Funds

(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA	50309
(Address of principal executive offices)	(Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-248-0156
Date of fiscal year end:	June 30, 2020
Date of reporting period:	December 31, 2019

ITEM 1 – REPORT TO STOCKHOLDERS

Principal®

Principal Exchange-Traded Funds

Semiannual Report

December 31, 2019

Beginning on November 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the report. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive such reports electronically, you will not be affected by this change and you do not need to take any action. If you have not previously elected electronic delivery and you own these shares through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service. You may elect to receive all future reports in paper free of charge.

If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of reports. Your election to receive reports in paper will apply to all funds with the Fund complex or to the shares you own through your financial intermediary.

Principal®

Rev. 01/2020

FACTS	WHAT DOES PRINCIPAL FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include: • Social Security number and income • Assets and transaction history • Account transactions and account balances When you are no longer our customer, we continue to share your information as described in this notice
How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Principal Funds chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES PRINCIPAL FUNDS SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes—such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes—to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes—information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes—information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 1-800-222-5852 or go to www.principalfunds.com/customer-support/contact-us

EE11865PFI-03

Page 2

Who we are	
Who is providing this notice?	Principal Funds includes Principal Funds, Inc., Principal Funds Distributor, Inc., and Principal Diversified Select Real Asset Fund.

What we do	
How does Principal Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Principal Funds collect my personal information?	We collect your personal information, for example, when you • Open an account or seek advice about your investments • Direct us to buy securities or make deposits, or withdrawals from your account • Give us your contact information or show your government issued ID We also collect your personal information from others, such as affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only • sharing for affiliates' everyday business purposes—information about your creditworthiness • affiliates from using your information to market to you • sharing for nonaffiliates to market to you State laws and individual companies may give you additional rights to limit sharing.

Definitions	
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include companies of Principal Financial Group®
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Principal Funds does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Principal Funds does not jointly market.

Other important information

This Privacy Notice governs information that you provide to Principal (or that we otherwise receive) when you apply for or receive a product or service used primarily for personal, family or household purposes. We may collect additional information depending on the nature of your relationship with Principal or if you interact with us through our website or other digital technologies. Details about how we protect and use this additional information, including information about your privacy rights under California law such as the California Consumer Privacy Act, are available online at www.principal.com/privacy-policies.

If you do not have access to www.principal.com/privacy-policies, please contact us at 1-800-986-3343 to have a copy mailed to you.

EE11865PFI-03 | 01/2020

Table of Contents

Financial Statements	1
Notes to Financial Statements	29
Schedules of Investments	40
Financial Highlights (Includes performance information)	88
Shareholder Expense Example	104
Supplemental Information	106

Not FDIC or NCUA insured

May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency

Statements of Assets and Liabilities
Principal Exchange-Traded Funds
December 31, 2019 (unaudited)

		Principal				Principal
		Active Global		Principal		Contrarian
		Dividend		Active Income		Value Index
		Income ETF		ETF		ETF
Investment in securities — at cost		$693,336,601		$273,189,706		$5,313,537

Investment in affiliated Funds — at cost		$14,138,696		$3,226,410		$—

Assets
Investment in securities — at value		$806,621,344	(a)	$287,001,831	(a)	$5,713,504
Investment in affiliated Funds — at value		14,138,696		3,226,410		—
Receivables:
Dividends		2,945,514		271,320		8,959
Interest		—		2,831,205		—
Securities lending income — affiliated		3,762		4,048		6
Investment securities sold		—		—		20,165
	Total Assets	823,709,316		293,334,814		5,742,634

Liabilities
Accrued management and investment advisory fees		403,421		122,847		1,436
Accrued income distribution		6,520,022		1,299,005		28,000
Collateral obligation on securities loaned — at value		14,138,696		3,226,410		—
	Total Liabilities	21,062,139		4,648,262		29,436
Net Assets Applicable to Outstanding Shares		$802,647,177		$288,686,552		$5,713,198

Net Assets Consist of:
Capital shares and additional paid-in-capital		$700,760,630		$276,528,695		$5,503,936
Total distributable earnings (accumulated loss)		101,886,547		12,157,857		209,262
	Total Net Assets	$802,647,177		$288,686,552		$5,713,198

Net Asset Value Per Share:
Net assets		$802,647,177		$288,686,552		$5,713,198
Shares issued and outstanding		26,900,001		7,075,000		200,001
Net asset value per share		$29.84		$40.80		$28.57

(a)	Includes fair market value of securities loaned, see ‘Securities Lending’ in Notes to Financial Statements.

See accompanying notes.

Statements of Assets and Liabilities
Principal Exchange-Traded Funds
December 31, 2019 (unaudited)

				Principal		Principal
		Principal		International		Investment
		Healthcare		Multi-Factor		Grade
		Innovators		Core Index		Corporate
		Index ETF		ETF		Active ETF
Investment in securities — at cost		$51,850,829		$17,494,987		$111,358,020

Investment in affiliated Funds — at cost		$2,620,731		$86,198		$—

Assets
Investment in securities — at value		$59,797,430	(a)	$18,637,280	(a)	$119,318,064
Investment in affiliated Funds — at value		2,620,731		86,198		—
Receivables:
Dividends		152		21,145		2,718
Interest		—		—		1,167,237
Securities lending income — affiliated		12,049		48		63
Investment securities sold		—		22,045		324,676
	Total Assets	62,430,362		18,766,716		120,812,758

Liabilities
Cash overdraft		—		10,548		5,288
Accrued management and investment advisory fees		21,776		4,014		27,890
Accrued income distribution		—		88,000		395,004
Collateral obligation on securities loaned — at value		2,620,731		86,198		—
	Total Liabilities	2,642,507		188,760		428,182
Net Assets Applicable to Outstanding Shares		$59,787,855		$18,577,956		$120,384,576

Net Assets Consist of:
Capital shares and additional paid-in-capital		$52,226,141		$17,396,905		$112,159,589
Total distributable earnings (accumulated loss)		7,561,714		1,181,051		8,224,987
	Total Net Assets	$59,787,855		$18,577,956		$120,384,576

Net Asset Value Per Share:
Net assets		$59,787,855		$18,577,956		$120,384,576
Shares issued and outstanding		1,550,001		700,001		4,650,001
Net asset value per share		$38.57		$26.54		$25.89

(a)	Includes fair market value of securities loaned, see ‘Securities Lending’ in Notes to Financial Statements.

See accompanying notes.

Statements of Assets and Liabilities
Principal Exchange-Traded Funds
December 31, 2019 (unaudited)

		Principal		Principal Price	Principal
		Millennials		Setters Index	Shareholder
		Index ETF		ETF	Yield Index ETF
Investment in securities — at cost		$20,658,399		$17,720,075	$10,018,652

Investment in affiliated Funds — at cost		$729,339		$—	$—

Assets
Investment in securities — at value		$22,789,007	(a)	$18,529,034	$10,286,360
Investment in affiliated Funds — at value		729,339		—	—
Receivables:
Dividends		6,377		15,469	14,453
Securities lending income — affiliated		981		—	—
Investment securities sold		108,433		32,487	46,792
	Total Assets	23,634,137		18,576,990	10,347,605

Liabilities
Cash overdraft		10,636		—	—
Accrued management and investment advisory fees		8,780		4,458	2,598
Accrued income distribution		129,001		55,000	61,000
Collateral obligation on securities loaned — at value		729,339		—	—
	Total Liabilities	877,756		59,458	63,598
Net Assets Applicable to Outstanding Shares		$22,756,381		$18,517,532	$10,284,007

Net Assets Consist of:
Capital shares and additional paid-in-capital		$21,166,757		$16,615,937	$10,401,948
Total distributable earnings (accumulated loss)		1,589,624		1,901,595	(117,941)
	Total Net Assets	$22,756,381		$18,517,532	$10,284,007

Net Asset Value Per Share:
Net assets		$22,756,381		$18,517,532	$10,284,007
Shares issued and outstanding		550,001		450,001	300,001
Net asset value per share		$41.38		$41.15	$34.28

(a)	Includes fair market value of securities loaned, see ‘Securities Lending’ in Notes to Financial Statements.

See accompanying notes.

Statements of Assets and Liabilities
Principal Exchange-Traded Funds
December 31, 2019 (unaudited)

		Principal
		Spectrum		Principal		Principal
		Preferred		Sustainable		Ultra-Short
		Securities		Momentum		Active
		Active ETF		Index ETF		Income ETF
Investment in securities — at cost		$95,946,578		$5,288,037		$12,412,699

Investment in affiliated Funds — at cost		$1,324,550		$15,291		$—

Assets
Investment in securities — at value		$99,377,495	(a)	$5,819,468	(a)	$12,430,075
Investment in affiliated Funds — at value		1,324,550		15,291		—
Receivables:
Dividends		2,429		8,797		477
Interest		1,266,092		—		82,672
Securities lending income — affiliated		806		21		4
Investment securities sold		—		19,541		—
	Total Assets	101,971,372		5,863,118		12,513,228

Liabilities
Accrued management and investment advisory fees		47,556		1,464		1,967
Accrued income distribution		425,000		26,000		30,000
Collateral obligation on securities loaned — at value		1,324,550		15,291		—
	Total Liabilities	1,797,106		42,755		31,967
Net Assets Applicable to Outstanding Shares		$100,174,266		$5,820,363		$12,481,261

Net Assets Consist of:
Capital shares and additional paid-in-capital		$98,441,081		$5,482,551		$12,503,901
Total distributable earnings (accumulated loss)		1,733,185		337,812		(22,640)
	Total Net Assets	$100,174,266		$5,820,363		$12,481,261

Net Asset Value Per Share:
Net assets		$100,174,266		$5,820,363		$12,481,261
Shares issued and outstanding		1,000,001		200,001		500,001
Net asset value per share		$100.17		$29.10		$24.96

(a)	Includes fair market value of securities loaned, see ‘Securities Lending’ in Notes to Financial Statements.

See accompanying notes.

Statements of Assets and Liabilities
Principal Exchange-Traded Funds
December 31, 2019 (unaudited)

		Principal U.S.	Principal U.S.	Principal U.S.
		Large-Cap	Mega-Cap	Small-Cap
		Multi-Factor	Multi-Factor	Multi-Factor
		Core Index ETF	Index ETF	Index ETF
Investment in securities — at cost		$6,193,369	$1,320,610,261	$382,652,155

Investment in affiliated Funds — at cost		$—	$—	$8,267,847

Assets
Investment in securities — at value		$6,622,452	$1,483,548,618	$395,708,479	(a)
Investment in affiliated Funds — at value		—	—	8,267,847
Receivables:
Dividends		6,635	1,351,910	633,495
Securities lending income — affiliated		—	—	24,530
Investment securities sold		22,796	7,172,558	1,226,130
Expense reimbursement from Advisor		—	39,113	—
	Total Assets	6,651,883	1,492,112,199	405,860,481

Liabilities
Accrued management and investment advisory fees		859	195,564	130,737
Accrued income distribution		28,000	7,542,004	1,821,006
Collateral obligation on securities loaned — at value		—	—	8,267,847
	Total Liabilities	28,859	7,737,568	10,219,590
Net Assets Applicable to Outstanding Shares		$6,623,024	$1,484,374,631	$395,640,891

Net Assets Consist of:
Capital shares and additional paid-in-capital		$6,256,168	$1,305,421,852	$417,265,434
Total distributable earnings (accumulated loss)		366,856	178,952,779	(21,624,543)
	Total Net Assets	$6,623,024	$1,484,374,631	$395,640,891

Net Asset Value Per Share:
Net assets		$6,623,024	$1,484,374,631	$395,640,891
Shares issued and outstanding		250,001	47,400,001	12,150,001
Net asset value per share		$26.49	$31.32	$32.56

(a)	Includes fair market value of securities loaned, see ‘Securities Lending’ in Notes to Financial Statements.

See accompanying notes.

Statement of Assets and Liabilities
Principal Exchange-Traded Funds
December 31, 2019 (unaudited)

		Principal U.S.
		Small-MidCap
		Multi-Factor
		Core Index
		ETF
Investment in securities — at cost		$9,922,135

Investment in affiliated Fund — at cost		$75,573

Assets
Investment in securities — at value		$10,536,698	(a)
Investment in affiliated Fund — at value		75,573
Receivables:
Dividends		16,579
Securities lending income — affiliated		250
Investment securities sold		37,123
	Total Assets	10,666,223

Liabilities
Accrued management and investment advisory fees		1,827
Accrued income distribution		51,001
Collateral obligation on securities loaned — at value		75,573
	Total Liabilities	128,401
Net Assets Applicable to Outstanding Shares		$10,537,822

Net Assets Consist of:
Capital shares and additional paid-in-capital		$10,008,112
Total distributable earnings (accumulated loss)		529,710
	Total Net Assets	$10,537,822

Net Asset Value Per Share:
Net assets		$10,537,822
Shares issued and outstanding		400,001
Net asset value per share		$26.34

(a)	Includes fair market value of securities loaned, see ‘Securities Lending’ in Notes to Financial Statements.

See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Six Months Ended December 31, 2019 (unaudited)

	Principal		Principal
	Active Global	Principal	Contrarian
	Dividend	Active Income	Value Index
	Income ETF	ETF	ETF
Net Investment Income (Loss)
Income:
Dividend	$10,653,596	$1,475,152	$57,822
Withholding tax	(766,994)	(8,269)	—
Interest	—	5,475,120	—
Securities lending — net	8,625	11,748	10
Total Income	9,895,227	6,953,751	57,832
Expenses:
Management and investment advisory fees	2,169,113	648,499	7,893
Interest expense	232	—	—
Total Expenses	2,169,345	648,499	7,893
Net Investment Income	7,725,882	6,305,252	49,939
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) from:
Investment transactions	(3,752,780)	(867,603)	27,489
Foreign currency transactions	(17,983)	355	—
Change in unrealized appreciation (depreciation) of:
Investments	73,075,330	8,956,193	348,962
Foreign currency transactions	(2,048)	(13)	—
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:	69,302,519	8,088,932	376,451
Net Increase in Net Assets Resulting from Operations	$77,028,401	$14,394,184	$426,390

See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Six Months Ended December 31, 2019 (unaudited)

		Principal	Principal
	Principal	International	Investment
	Healthcare	Multi-Factor	Grade
	Innovators	Core Index	Corporate
	Index ETF	ETF (a)	Active ETF
Net Investment Income (Loss)
Income:
Dividend	$1,406	$187,745	$21,500
Withholding tax	—	(16,213)	(394)
Interest	—	—	2,234,956
Securities lending — net	18,597	124	161
Total Income	20,003	171,656	2,256,223
Expenses:
Management and investment advisory fees	116,047	19,259	160,810
Total Expenses	116,047	19,259	160,810
Net Investment Income (Loss)	(96,044)	152,397	2,095,413
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) from:
Investment transactions	(1,055,749)	(124,019)	1,996,592
In-kind redemptions	3,776,617	206,358	—
Foreign currency transactions	—	(3,609)	—
Change in unrealized appreciation (depreciation) of:
Investments	3,907,697	1,142,293	1,006,245
Foreign currency transactions	—	251	—
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:	6,628,565	1,221,274	3,002,837
Net Increase in Net Assets Resulting from Operations	$6,532,521	$1,373,671	$5,098,250

(a)	Period from July 23, 2019, date operations commenced, through December 31, 2019.

See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Six Months Ended December 31, 2019 (unaudited)

	Principal	Principal Price	Principal
	Millennials	Setters Index	Shareholder
	Index ETF	ETF	Yield Index ETF
Net Investment Income (Loss)
Income:
Dividend	$182,886	$181,093	$161,977
Withholding tax	(3,374)	—	(64)
Securities lending — net	3,149	—	—
Total Income	182,661	181,093	161,913
Expenses:
Management and investment advisory fees	48,711	44,297	23,630
Total Gross Expenses	48,711	44,297	23,630
Less: Reimbursement from Advisor	—	(9,980)	(5,030)
Total Net Expenses	48,711	34,317	18,600
Net Investment Income	133,950	146,776	143,313
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) from:
Investment transactions	(18,757)	29,901	11,851
In-kind redemptions	—	1,684,870	535,406
Foreign currency transactions	(688)	—	—
Change in unrealized appreciation (depreciation) of:
Investments	1,771,896	(325,741)	495,371
Foreign currency transactions	(69)	—	—
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:	1,752,382	1,389,030	1,042,628
Net Increase in Net Assets Resulting from Operations	$1,886,332	$1,535,806	$1,185,941

See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Six Months Ended December 31, 2019 (unaudited)

	Principal
	Spectrum	Principal	Principal
	Preferred	Sustainable	Ultra-Short
	Securities	Momentum	Active
	Active ETF	Index ETF	Income ETF
Net Investment Income (Loss)
Income:
Dividend	$14,130	$61,908	$3,056
Withholding tax	—	(33)	—
Interest	1,962,828	—	160,405
Securities lending — net	2,002	30	59
Total Income	1,978,960	61,905	163,520
Expenses:
Management and investment advisory fees	237,841	8,308	11,387
Total Expenses	237,841	8,308	11,387
Net Investment Income	1,741,119	53,597	152,133
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from:
Investment transactions	217,196	9,169	4,836
Change in unrealized appreciation (depreciation) of:
Investments	3,199,435	125,949	(494)
Net Realized and Unrealized Gain (Loss) on Investments	3,416,631	135,118	4,342
Net Increase in Net Assets Resulting from Operations	$5,157,750	$188,715	$156,475

See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Six Months Ended December 31, 2019 (unaudited)

	Principal U.S.	Principal U.S.	Principal U.S.
	Large-Cap	Mega-Cap	Small-Cap
	Multi-Factor	Multi-Factor	Multi-Factor
	Core Index ETF (a)	Index ETF	Index ETF
Net Investment Income (Loss)
Income:
Dividend	$53,567	$16,555,730	$3,985,732
Withholding tax	—	—	(6,295)
Securities lending — net	—	—	35,562
Total Income	53,567	16,555,730	4,014,999
Expenses:
Management and investment advisory fees	4,140	1,120,209	716,805
Total Gross Expenses	4,140	1,120,209	716,805
Less: Reimbursement from Advisor	—	(224,042)	—
Total Net Expenses	4,140	896,167	716,805
Net Investment Income	49,427	15,659,563	3,298,194
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	(115,370)	(16,871,819)	(19,079,182)
In-kind redemptions	53,516	75,197,694	17,956,027
Change in unrealized appreciation (depreciation) of:
Investments	429,083	60,764,068	15,447,245
Net Realized and Unrealized Gain (Loss) on Investments	367,229	119,089,943	14,324,090
Net Increase in Net Assets Resulting from Operations	$416,656	$134,749,506	$17,622,284

(a)	Period from July 23, 2019, date operations commenced, through December 31, 2019.

See accompanying notes.

Statement of Operations
Principal Exchange-Traded Funds
Six Months Ended December 31, 2019 (unaudited)

Principal U.S.
Small-MidCap
Multi-Factor
Core Index
ETF (a)
Net Investment Income (Loss)
Income:
Dividend	$98,373
Withholding tax	(47)
Securities lending — net	407
Total Income	98,733
Expenses:
Management and investment advisory fees	8,882
Total Expenses	8,882
Net Investment Income	89,851
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	(296,304)
In-kind redemptions	207,400
Change in unrealized appreciation (depreciation) of:
Investments	614,563
Net Realized and Unrealized Gain (Loss) on Investments	525,659
Net Increase in Net Assets Resulting from Operations	$615,510

(a)	Period from July 23, 2019, date operations commenced, through December 31, 2019.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Active Global Dividend
	Income ETF
	Period ended	Year ended
	December 31, 2019	June 30, 2019
Operations
Net investment income	$7,725,882	$17,193,973
Net realized gain (loss) on investments and foreign currency	(3,770,763)	1,254,462
Change in unrealized appreciation (depreciation) of investments and foreign currency	73,073,282	8,596,041
Net Increase in Net Assets Resulting from Operations	77,028,401	27,044,476
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(17,845,157)	(25,157,071)
Total Dividends and Distributions	(17,845,157)	(25,157,071)
Capital Share Transactions
Net increase in capital share transactions	26,275,282	9,866,044
Total Increase in Net Assets	85,458,526	11,753,449
Net Assets
Beginning of period	717,188,651	705,435,202
End of period	$802,647,177	$717,188,651

Capital Share Transactions
Dollars:
Sold	$26,275,282	$19,614,987
Redeemed	—	(9,748,943)
Net Increase	$26,275,282	$9,866,044
Shares:
Sold	950,000	700,000
Redeemed	—	(350,000)
Net Increase	950,000	350,000

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Active Income ETF
	Period ended	Year ended
	December 31, 2019	June 30, 2019
Operations
Net investment income	$6,305,252	$13,956,407
Net realized gain (loss) on investments and foreign currency	(867,248)	820,496
Change in unrealized appreciation (depreciation) of investments and foreign currency	8,956,180	(1,252,222)
Net Increase in Net Assets Resulting from Operations	14,394,184	13,524,681
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(7,500,415)	(16,682,129)
Total Dividends and Distributions	(7,500,415)	(16,682,129)
Capital Share Transactions
Net increase (decrease) in capital share transactions	65,273,565	(73,290,077)
Total Increase (Decrease) in Net Assets	72,167,334	(76,447,525)
Net Assets
Beginning of period	216,519,218	292,966,743
End of period	$288,686,552	$216,519,218

Capital Share Transactions
Dollars:
Sold	$65,273,565	$19,735,184
Redeemed	—	(93,025,261)
Net Increase (Decrease)	$65,273,565	$(73,290,077)
Shares:
Sold	1,650,000	500,000
Redeemed	—	(2,350,000)
Net Increase (Decrease)	1,650,000	(1,850,000)

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Contrarian Value Index ETF
	Period ended	Year ended
	December 31, 2019	June 30, 2019
Operations
Net investment income	$49,939	$62,766
Net realized gain on investments	27,489	31,247
Change in unrealized appreciation (depreciation) of investments	348,962	72,388
Net Increase in Net Assets Resulting from Operations	426,390	166,401
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(68,700)	(59,096)
Total Dividends and Distributions	(68,700)	(59,096)
Capital Share Transactions
Net increase in capital share transactions	—	1,330,160
Total Increase in Net Assets	357,690	1,437,465
Net Assets
Beginning of period	5,355,508	3,918,043
End of period	$5,713,198	$5,355,508

Capital Share Transactions
Dollars:
Sold	$—	$2,617,157
Redeemed	—	(1,286,997)
Net Increase	$—	$1,330,160
Shares:
Sold	—	100,000
Redeemed	—	(50,000)
Net Increase	—	50,000

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Healthcare Innovators
	Index ETF
	Period ended	Year ended
	December 31, 2019	June 30, 2019
Operations
Net investment loss	$(96,044)	$(206,535)
Net realized gain on investments	2,720,868	437,096
Change in unrealized appreciation (depreciation) of investments	3,907,697	(313,182)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,532,521	(82,621)
Capital Share Transactions
Net increase (decrease) in capital share transactions	(3,457,951)	4,692,133
Total Increase in Net Assets	3,074,570	4,609,512
Net Assets
Beginning of period	56,713,285	52,103,773
End of period	$59,787,855	$56,713,285

Capital Share Transactions
Dollars:
Sold	$9,831,161	$17,629,984
Redeemed	(13,289,112)	(12,937,851)
Net Increase (Decrease)	$(3,457,951)	$4,692,133
Shares:
Sold	300,000	550,000
Redeemed	(400,000)	(400,000)
Net Increase (Decrease)	(100,000)	150,000

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

Principal International
Multi-Factor
Core Index ETF
Period ended
December 31, 2019 (a)
Operations
Net investment income	$152,397
Net realized gain on investments and foreign currency	78,730
Change in unrealized appreciation (depreciation) of investments and foreign currency	1,142,544
Net Increase in Net Assets Resulting from Operations	1,373,671
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(192,620)
Total Dividends and Distributions	(192,620)
Capital Share Transactions
Net increase in capital share transactions	17,396,905
Total Increase in Net Assets	18,577,956
Net Assets
Beginning of period	—
End of period	$18,577,956

Capital Share Transactions
Dollars:
Sold	$19,968,892
Redeemed	(2,571,987)
Net Increase	$17,396,905
Shares:
Sold	800,001
Redeemed	(100,000)
Net Increase	700,001

(a)	Period from July 23, 2019, date operations commenced, through December 31, 2019.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Investment Grade Corporate
	Active ETF
	Period ended	Year ended
	December 31, 2019	June 30, 2019
Operations
Net investment income	$2,095,413	$8,348,813
Net realized gain on investments	1,996,592	3,807,776
Change in unrealized appreciation (depreciation) of investments	1,006,245	8,074,319
Net Increase in Net Assets Resulting from Operations	5,098,250	20,230,908
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(6,584,951)	(9,092,787)
Total Dividends and Distributions	(6,584,951)	(9,092,787)
Capital Share Transactions
Net increase (decrease) in capital share transactions	1,331,176	(119,307,966)
Total Decrease in Net Assets	(155,525)	(108,169,845)
Net Assets
Beginning of period	120,540,101	228,709,946
End of period	$120,384,576	$120,540,101

Capital Share Transactions
Dollars:
Sold	$1,331,176	$—
Redeemed	—	(119,307,966)
Net Increase (Decrease)	$1,331,176	$(119,307,966)
Shares:
Sold	50,000	—
Redeemed	—	(4,700,000)
Net Increase (Decrease)	50,000	(4,700,000)

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Millennials Index ETF
	Period ended	Year ended
	December 31, 2019	June 30, 2019
Operations
Net investment income	$133,950	$89,134
Net realized gain (loss) on investments and foreign currency	(19,445)	1,610,100
Change in unrealized appreciation (depreciation) of investments and foreign currency	1,771,827	(1,332,880)
Net Increase in Net Assets Resulting from Operations	1,886,332	366,354
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(160,901)	(117,278)
Total Dividends and Distributions	(160,901)	(117,278)
Capital Share Transactions
Net increase in capital share transactions	—	564,845
Total Increase in Net Assets	1,725,431	813,921
Net Assets
Beginning of period	21,030,950	20,217,029
End of period	$22,756,381	$21,030,950

Capital Share Transactions
Dollars:
Sold	$—	$11,237,019
Redeemed	—	(10,672,174)
Net Increase	$—	$564,845
Shares:
Sold	—	300,000
Redeemed	—	(300,000)
Net Increase	—	—

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Price Setters Index ETF
	Period ended	Year ended
	December 31, 2019	June 30, 2019
Operations
Net investment income	$146,776	$244,715
Net realized gain on investments	1,714,771	1,295,164
Change in unrealized appreciation (depreciation) of investments	(325,741)	904,053
Net Increase in Net Assets Resulting from Operations	1,535,806	2,443,932
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(199,700)	(256,124)
Total Dividends and Distributions	(199,700)	(256,124)
Capital Share Transactions
Net decrease in capital share transactions	(3,604,664)	(3,056,520)
Total Decrease in Net Assets	(2,268,558)	(868,712)
Net Assets
Beginning of period	20,786,090	21,654,802
End of period	$18,517,532	$20,786,090

Capital Share Transactions
Dollars:
Sold	$21,106,747	$15,750,833
Redeemed	(24,711,411)	(18,807,353)
Net Decrease	$(3,604,664)	$(3,056,520)
Shares:
Sold	550,000	450,000
Redeemed	(650,000)	(550,000)
Net Decrease	(100,000)	(100,000)

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Shareholder Yield Index ETF
	Period ended	Year ended
	December 31, 2019	June 30, 2019
Operations
Net investment income	$143,313	$314,148
Net realized gain (loss) on investments	547,257	(454,901)
Change in unrealized appreciation (depreciation) of investments	495,371	44,142
Net Increase (Decrease) in Net Assets Resulting from Operations	1,185,941	(96,611)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(222,600)	(303,638)
Total Dividends and Distributions	(222,600)	(303,638)
Capital Share Transactions
Net increase (decrease) in capital share transactions	(5,073,914)	172,725
Total Decrease in Net Assets	(4,110,573)	(227,524)
Net Assets
Beginning of period	14,394,580	14,622,104
End of period	$10,284,007	$14,394,580

Capital Share Transactions
Dollars:
Sold	$1,522,441	$6,273,624
Redeemed	(6,596,355)	(6,100,899)
Net Increase (Decrease)	$(5,073,914)	$172,725
Shares:
Sold	50,000	200,000
Redeemed	(200,000)	(200,000)
Net Decrease	(150,000)	—

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Spectrum Preferred Securities
	Active ETF
	Period ended	Year ended
	December 31, 2019	June 30, 2019
Operations
Net investment income	$1,741,119	$1,964,634
Net realized gain (loss) on investments	217,196	(347,758)
Change in unrealized appreciation (depreciation) of investments	3,199,435	2,730,862
Net Increase in Net Assets Resulting from Operations	5,157,750	4,347,738
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(2,366,702)	(2,777,398)
Total Dividends and Distributions	(2,366,702)	(2,777,398)
Capital Share Transactions
Net increase in capital share transactions	29,633,652	14,230,056
Total Increase in Net Assets	32,424,700	15,800,396
Net Assets
Beginning of period	67,749,566	51,949,170
End of period	$100,174,266	$67,749,566

Capital Share Transactions
Dollars:
Sold	$44,250,661	$14,230,056
Redeemed	(14,617,009)	—
Net Increase	$29,633,652	$14,230,056
Shares:
Sold	450,000	150,000
Redeemed	(150,000)	—
Net Increase	300,000	150,000

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Sustainable Momentum
	Index ETF
	Period ended	Year ended
	December 31, 2019	June 30, 2019
Operations
Net investment income	$53,597	$62,333
Net realized gain (loss) on investments	9,169	(134,921)
Change in unrealized appreciation (depreciation) of investments	125,949	220,129
Net Increase in Net Assets Resulting from Operations	188,715	147,541
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(69,200)	(49,407)
Total Dividends and Distributions	(69,200)	(49,407)
Capital Share Transactions
Net increase in capital share transactions	—	—
Total Increase in Net Assets	119,515	98,134
Net Assets
Beginning of period	5,700,848	5,602,714
End of period	$5,820,363	$5,700,848

Capital Share Transactions
Dollars:
Sold	$—	$—
Redeemed	—	—
Net Increase	$—	$—
Shares:
Sold	—	—
Redeemed	—	—
Net Increase	—	—

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Ultra-Short Active
	Income ETF
	Period ended	Period ended
	December 31, 2019	June 30, 2019 (a)
Operations
Net investment income	$152,133	$51,912
Net realized gain on investments	4,836	3
Change in unrealized appreciation (depreciation) of investments	(494)	17,870
Net Increase in Net Assets Resulting from Operations	156,475	69,785
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(217,800)	(31,100)
Total Dividends and Distributions	(217,800)	(31,100)
Capital Share Transactions
Net increase in capital share transactions	—	12,503,901
Total Increase (Decrease) in Net Assets	(61,325)	12,542,586
Net Assets
Beginning of period	12,542,586	—
End of period	$12,481,261	$12,542,586

Capital Share Transactions
Dollars:
Sold	$—	$12,503,901
Redeemed	—	—
Net Increase	$—	$12,503,901
Shares:
Sold	—	500,001
Redeemed	—	—
Net Increase	—	500,001

(a)	Period from April 24, 2019, date operations commenced, through June 30, 2019.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

Principal U.S.
Large-Cap
Multi-Factor
Core Index ETF
Period ended
December 31, 2019 (a)
Operations
Net investment income	$49,427
Net realized loss on investments	(61,854)
Change in unrealized appreciation (depreciation) of investments	429,083
Net Increase in Net Assets Resulting from Operations	416,656
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(49,800)
Total Dividends and Distributions	(49,800)
Capital Share Transactions
Net increase in capital share transactions	6,256,168
Total Increase in Net Assets	6,623,024
Net Assets
Beginning of period	—
End of period	$6,623,024

Capital Share Transactions
Dollars:
Sold	$7,509,615
Redeemed	(1,253,447)
Net Increase	$6,256,168
Shares:
Sold	300,001
Redeemed	(50,000)
Net Increase	250,001

(a)	Period from July 23, 2019, date operations commenced, through December 31, 2019.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal U.S. Mega-Cap Multi-Factor
	Index ETF
	Period ended	Year ended
	December 31, 2019	June 30, 2019
Operations
Net investment income	$15,659,563	$36,755,038
Net realized gain on investments	58,325,875	81,166,626
Change in unrealized appreciation (depreciation) of investments	60,764,068	108,677,962
Net Increase in Net Assets Resulting from Operations	134,749,506	226,599,626
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(24,672,586)	(36,383,987)
Total Dividends and Distributions	(24,672,586)	(36,383,987)
Capital Share Transactions
Net decrease in capital share transactions	(244,643,345)	(237,799,859)
Total Decrease in Net Assets	(134,566,425)	(47,584,220)
Net Assets
Beginning of period	1,618,941,056	1,666,525,276
End of period	$1,484,374,631	$1,618,941,056

Capital Share Transactions
Dollars:
Sold	$262,816,399	$419,368,978
Redeemed	(507,459,744)	(657,168,837)
Net Decrease	$(244,643,345)	$(237,799,859)
Shares:
Sold	8,850,000	14,950,000
Redeemed	(17,150,000)	(23,300,000)
Net Decrease	(8,300,000)	(8,350,000)

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal U.S. Small-Cap Multi-Factor
	Index ETF
	Period ended	Year ended
	December 31, 2019	June 30, 2019
Operations
Net investment income	$3,298,194	$4,433,970
Net realized gain (loss) on investments	(1,123,155)	19,174,249
Change in unrealized appreciation (depreciation) of investments	15,447,245	(40,968,590)
Net Increase (Decrease) in Net Assets Resulting from Operations	17,622,284	(17,360,371)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(4,011,121)	(4,270,986)
Total Dividends and Distributions	(4,011,121)	(4,270,986)
Capital Share Transactions
Net increase in capital share transactions	26,829,850	25,655,605
Total Increase in Net Assets	40,441,013	4,024,248
Net Assets
Beginning of period	355,199,878	351,175,630
End of period	$395,640,891	$355,199,878

Capital Share Transactions
Dollars:
Sold	$112,253,326	$226,644,303
Redeemed	(85,423,476)	(200,988,698)
Net Increase	$26,829,850	$25,655,605
Shares:
Sold	3,600,000	7,150,000
Redeemed	(2,750,000)	(6,350,000)
Net Increase	850,000	800,000

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

Principal U.S.
Small-MidCap
Multi-Factor
Core Index ETF
Period ended
December 31, 2019 (a)
Operations
Net investment income	$89,851
Net realized loss on investments	(88,904)
Change in unrealized appreciation (depreciation) of investments	614,563
Net Increase in Net Assets Resulting from Operations	615,510
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(85,800)
Total Dividends and Distributions	(85,800)
Capital Share Transactions
Net increase in capital share transactions	10,008,112
Total Increase in Net Assets	10,537,822
Net Assets
Beginning of period	—
End of period	$10,537,822

Capital Share Transactions
Dollars:
Sold	$11,258,339
Redeemed	(1,250,227)
Net Increase	$10,008,112
Shares:
Sold	450,001
Redeemed	(50,000)
Net Increase	400,001

(a)	Period from July 23, 2019, date operations commenced, through December 31, 2019.

See accompanying notes.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2019 (unaudited)

1. Organization

The Principal Exchange-Traded Funds (the “Trust”) is a statutory trust organized under the laws of the State of Delaware in 2013 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of sixteen series, Principal Active Global Dividend Income ETF, Principal Active Income ETF, Principal Contrarian Value Index ETF, Principal Healthcare Innovators Index ETF, Principal International Multi-Factor Core Index ETF, Principal Investment Grade Corporate Active ETF, Principal Millennials Index ETF, Principal Price Setters Index ETF, Principal Shareholder Yield Index ETF, Principal Spectrum Preferred Securities Active ETF, Principal Sustainable Momentum Index ETF, Principal Ultra-Short Active Income ETF, Principal U.S. Large-Cap Multi-Factor Core Index ETF, Principal U.S. Mega-Cap Multi-Factor Index ETF, Principal U.S. Small-Cap Multi-Factor Index ETF, and Principal U.S. Small-MidCap Multi-Factor Core Index ETF, (collectively, the “Funds” and individually, a “Fund”). The Funds are “diversified”, and as such, the Funds’ investments are required to meet certain diversification requirements under the 1940 Act. The shares of the Funds are referred to herein as “Shares”.

Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The Funds have not provided financial support and are not contractually required to provide financial support to any investee.

The Trust issues and redeems Shares at net asset value (“NAV”) only with Authorized Participants (“APs”) and only in aggregations of 50,000 Shares (each a “Creation Unit” or multiples thereof “Creation Unit Aggregations”), which is subject to change. The Trust issues and redeems Creation Unit Aggregations in exchange for portfolio securities and/or cash, plus a fixed and/or variable transaction fee.

Shares trade on exchanges at market prices that may be below, at, or above NAV. Shares are listed on the respective exchanges as listed below:

Fund	Exchange
Principal Active Global Dividend Income ETF	Cboe BZX Exchange, Inc.
Principal Active Income ETF	NYSE Arca
Principal Contrarian Value Index ETF	The Nasdaq Stock Market LLC
Principal Healthcare Innovators Index ETF	The Nasdaq Stock Market LLC
Principal International Multi-Factor Core Index ETF	The Nasdaq Stock Market LLC
Principal Investment Grade Corporate Active ETF	NYSE Arca
Principal Millennials Index ETF	The Nasdaq Stock Market LLC
Principal Price Setters Index ETF	The Nasdaq Stock Market LLC
Principal Shareholder Yield Index ETF	The Nasdaq Stock Market LLC
Principal Spectrum Preferred Securities Active ETF	Cboe BZX Exchange, Inc.
Principal Sustainable Momentum Index ETF	The Nasdaq Stock Market LLC
Principal Ultra-Short Active Income ETF	NYSE Arca
Principal U.S. Large-Cap Multi-Factor Core Index ETF	The Nasdaq Stock Market LLC
Principal U.S. Mega-Cap Multi-Factor Index ETF	The Nasdaq Stock Market LLC
Principal U.S. Small-Cap Multi Factor Index ETF	The Nasdaq Stock Market LLC
Principal U.S. Small-MidCap Multi-Factor Core Index ETF	The Nasdaq Stock Market LLC

Principal Investment Grade Corporate Active ETF initial investment and commencement of operations was April 18, 2018. Principal Ultra-Short Active Income ETF initial investment and commencement of operations was April 24, 2019. Principal International Multi-Factor Core Index ETF, Principal U.S. Large-Cap Multi-Factor Core Index ETF and Principal U.S. Small-MidCap Multi-Factor Core Index ETF initial investment and commencement of operations was July 23, 2019.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2019 (unaudited)

2. Significant Accounting Policies (continued)

Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC (“the Advisor”) under procedures established and periodically reviewed by the Trust’s Board of Trustees. The Funds invest in other publicly traded investment funds. Other publicly traded investment funds are valued at the respective fund’s NAV.

The value of foreign securities used in computing the NAV per share is generally determined as of the close of the foreign exchange where the security is principally traded. Significant events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund’s NAV are reflected in the Fund’s NAV and these securities are valued at fair value as determined in good faith by the Advisor under procedures established and periodically reviewed by the Trust’s Board of Trustees.

Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value including, but not limited to, price movements in American Depository Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine NAV, for example, weekends and other customary national U.S. holidays, the Fund’s NAV could be significantly affected on days when shares are able to be issued or redeemed by APs.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Advisor, or any sub-advisor, is authorized to make such determinations subject to such oversight by the Trust’s Board of Trustees, as may occasionally be necessary.

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date.

Capital Share Transactions. Capital shares are issued and redeemed by the Funds only in a Creation Unit or Creation Unit Aggregations. Except when aggregated, Shares are not redeemable.

The consideration for the purchase of a Creation Unit or Creation Unit Aggregations of a Fund generally consists of a basket of cash and/or securities that the Fund specifies each business day. To offset transfer and other transaction costs associated with the issuance and redemption of Creation Unit Aggregations, APs are subject to standard creation and redemption transaction fees.

Expenses. For all Funds, a unitary investment management and advisory fee is charged.

Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for foreign currency transactions, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, redemptions-in-kind, real estate investment trust’s (“REITs”), utilization of earnings and profits distributed to shareholders on redemption of Shares, and limitations imposed by Sections 381-384 of the Internal Revenue Code (“IRC”). To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2019 (unaudited)

2. Significant Accounting Policies (continued)

Federal Income Taxes. No provision for federal income taxes is considered necessary because the Funds intend to qualify as a “regulated investment company” under the IRC and they intend to distribute each year substantially all of their net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of their position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. During the period ended December 31, 2019, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.

Foreign Taxes. Certain Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the Statements of Operations.

Securities Lending. To earn additional income, certain of the Funds may lend portfolio securities to approved brokerage firms. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral received is usually invested in a SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Securities lending income, net of related fees, is shown on the Statements of Operations. As of December 31, 2019, the Funds had securities on loan as follows:

Fund	Market Value	Collateral Value
Principal Active Global Dividend Income ETF	$13,554,364	$14,138,696
Principal Active Income ETF	3,157,049	3,226,410
Principal Healthcare Innovators Index ETF	2,546,973	2,620,731
Principal International Multi-Factor Core Index ETF	81,823	86,198
Principal Millennials Index ETF	703,222	729,339
Principal Spectrum Preferred Securities Active ETF	1,297,393	1,324,550
Principal Sustainable Momentum Index ETF	15,571	15,291
Principal U.S. Small-Cap Multi Factor Index ETF	8,005,533	8,267,847
Principal U.S. Small-MidCap Multi-Factor Core Index ETF	71,665	75,573

Recent Accounting Pronouncements. In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2017-08, Premium Amortization on Purchased Callable Debt Securities, which amends the accounting standards to shorten the amortization period of certain purchased callable debt securities to the earliest call date. The ASU is effective for annual and interim periods beginning after December 15, 2018. As of June 30, 2019, the Funds have adopted the amendments and a retrospective beginning of period adjustment was made to the Statements of Assets and Liabilities for the applicable Funds. The impact to the financial statements is immaterial.

In August 2018, the FASB issued ASU No. 2018-13, Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement, which amends and eliminates certain disclosure requirements for fair value as part of its framework project. The ASU is effective for annual and interim periods beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Funds adopted the removal and modification of applicable disclosures during the period ended December 31, 2018 and will adopt the additional disclosures on the effective date of the ASU.

3. Operating Policies

Indemnifications. In a normal course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve potential future claims against the Funds that have not yet occurred. Based on management’s experience, the risk of loss would be remote.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2019 (unaudited)

3. Operating Policies (continued)

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Underlying Funds. Series of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc., affiliates of the Advisor, may invest in certain of the Funds (the “underlying funds”).

An underlying fund may experience relatively large redemptions or purchases as the investee fund periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs.

The Advisor is the advisor to Principal Funds, Inc., Principal Variable Contracts Funds, Inc., and the underlying funds. The Advisor is committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the investee funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of December 31, 2019, Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. owned the following percentages, in the aggregate, of the outstanding Shares of the underlying funds listed below:

Total Percentage of
Fund	Outstanding Shares Owned
Principal Active Global Dividend Income ETF	99.07%
Principal Active Income ETF	86.18%
Principal Healthcare Innovators Index ETF	0.75%
Principal International Multi-Factor Core Index ETF	2.71%
Principal Investment Grade Corporate Active ETF	97.85%
Principal Millennials Index ETF	3.08%
Principal Price Setters Index ETF	1.27%
Principal Shareholder Yield Index ETF	5.87%
Principal Sustainable Momentum Index ETF	7.34%
Principal U.S. Mega-Cap Multi-Factor Index ETF	94.69%
Principal U.S. Small-Cap Multi Factor Index ETF	95.87%

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the NAV of the Funds’ Shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2019 (unaudited)

4. Fair Valuation (continued)

determining fair value, the Funds may use one or more of the following techniques: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available upon selling a security or transferring a liability in a timely transaction.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain corporate bonds, mortgage-backed securities and municipal bonds.

Level 3 — Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage-backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, to the extent available.

Investments which are included in the Level 3 category may be valued using quoted indicative prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices.

Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Advisor under procedures established and periodically reviewed by the Trust’s Board of Trustees. The Advisor has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Trust’s Board of Trustees. A pricing group (the “Pricing Group”) who reports to the Valuation Committee relies on the established

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2019 (unaudited)

4. Fair Valuation (continued)

pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specific tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

During the period there were no significant purchases, sales, or transfers into or out of Level 3.

The following is a summary of the inputs used as of December 31, 2019 in valuing the Funds’ securities carried at value:

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Totals
Fund	Prices	Inputs	Inputs	(Level 1,2,3)
Principal Active Global Dividend Income ETF
Common Stocks*	$794,776,129	$—	$—	$794,776,129
Investment Companies	25,983,911	—	—	25,983,911
Total investments in securities	$820,760,040	$—	$—	$820,760,040
Principal Active Income ETF
Common Stocks*	$57,951,615	$—	$—	$57,951,615
Preferred Stocks*	19,671,010	—	—	19,671,010
Bonds*	—	201,389,994	—	201,389,994
Investment Companies	11,215,622	—	—	11,215,622
Total investments in securities	$88,838,247	$201,389,994	$—	$290,228,241
Principal Contrarian Value Index ETF
Common Stocks*	$5,694,144	$—	$—	$5,694,144
Investment Companies	19,360	—	—	19,360
Total investments in securities	$5,713,504	$—	$—	$5,713,504
Principal Healthcare Innovators Index ETF
Common Stocks*	$59,681,729	$—	$—	$59,681,729
Investment Companies	2,736,432	—	—	2,736,432
Total investments in securities	$62,418,161	$—	$—	$62,418,161
Principal International Multi-Factor Core Index ETF
Common Stocks*	$18,352,456	$—	$—	$18,352,456
Preferred Stocks*	167,861	—	—	167,861
Investment Companies	203,161	—	—	203,161
Total investments in securities	$18,723,478	$—	$—	$18,723,478
Principal Investment Grade Corporate Active ETF
Bonds*	$—	$118,443,644	$—	$118,443,644
Investment Companies	874,420	—	—	874,420
Total investments in securities	$874,420	$118,443,644	$—	$119,318,064
Principal Millennials Index ETF
Common Stocks*	$22,712,986	$—	$—	$22,712,986
Investment Companies	805,360	—	—	805,360
Total investments in securities	$23,518,346	$—	$—	$23,518,346
Principal Price Setters Index ETF
Common Stocks*	$18,468,937	$—	$—	$18,468,937
Investment Companies	60,097	—	—	60,097
Total investments in securities	$18,529,034	$—	$—	$18,529,034

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2019 (unaudited)

4. Fair Valuation (continued)

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Totals
Fund	Prices	Inputs	Inputs	(Level 1,2,3)
Principal Shareholder Yield Index ETF
Common Stocks*	$10,250,516	$—	$—	$10,250,516
Investment Companies	35,844	—	—	35,844
Total investments in securities	$10,286,360	$—	$—	$10,286,360
Principal Spectrum Preferred Securities Active ETF
Bonds*	$—	$97,937,088	$—	$97,937,088
Investment Companies	2,764,957	—	—	2,764,957
Total investments in securities	$2,764,957	$97,937,088	$—	$100,702,045
Principal Sustainable Momentum Index ETF
Common Stocks*	$5,800,935	$—	$—	$5,800,935
Investment Companies	33,824	—	—	33,824
Total investments in securities	$5,834,759	$—	$—	$5,834,759
Principal Ultra-Short Active Income ETF
Bonds*	$—	$12,100,810	$—	$12,100,810
Investment Companies	329,265	—	—	329,265
Total investments in securities	$329,265	$12,100,810	$—	$12,430,075
Principal U.S. Large-Cap Multi-Factor Core Index ETF
Common Stocks*	$6,603,860	$—	$—	$6,603,860
Investment Companies	18,592	—	—	18,592
Total investments in securities	$6,622,452	$—	$—	$6,622,452
Principal U.S. Mega-Cap Multi-Factor Index ETF
Common Stocks*	$1,480,304,319	$—	$—	$1,480,304,319
Investment Companies	3,244,299	—	—	3,244,299
Total investments in securities	$1,483,548,618	$—	$—	$1,483,548,618
Principal U.S. Small-Cap Multi-Factor Index ETF
Common Stocks*	$394,307,105	$—	$—	$394,307,105
Investment Companies	9,669,221	—	—	9,669,221
Total investments in securities	$403,976,326	$—	$—	$403,976,326
Principal U.S. Small-MidCap Multi-Factor Core Index ETF
Common Stocks*	$10,501,546	$—	$—	$10,501,546
Investment Companies	110,725	—	—	110,725
Total investments in securities	$10,612,271	$—	$—	$10,612,271

*	For additional detail regarding sector classifications, please see the Schedules of Investments.
5.	Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Advisor computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Advisor to the sub-advisor of the Funds, which is also the affiliate of the Advisor. The management fee schedule for the Funds is as follows:

	First	Next	Next	Over
Fund	$500 Million	$500 Million	$500 Million	$1.5 Billion
Principal Healthcare Innovators Index ETF	0.42%	0.40%	0.38%	0.37%
Principal Millennials Index ETF	0.45%	0.43%	0.41%	0.40%
Principal Price Setters Index ETF^	0.29%	0.27%	0.25%	0.24%
Principal Shareholder Yield Index ETF^	0.29%	0.27%	0.25%	0.24%

^ Prior to November 1, 2019, the management fee was 0.40%, 0.38%, 0.36% and 0.35% respectively.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2019 (unaudited)

5. Management Agreement and Transactions with Affiliates (continued)

Fund	All Assets
Principal Active Global Dividend Income ETF	0.58%
Principal Active Income ETF	0.49%
Principal Contrarian Value Index ETF	0.29%
Principal International Multi-Factor Core Index ETF	0.25%
Principal Investment Grade Corporate Active ETF	0.26%
Principal Spectrum Preferred Securities Active ETF	0.55%
Principal Sustainable Momentum Index ETF	0.29%
Principal Ultra-Short Active Income ETF	0.18%
Principal U.S. Large-Cap Multi-Factor Core Index ETF	0.15%
Principal U.S. Mega-Cap Multi-Factor Index ETF	0.15%
Principal U.S. Small-Cap Multi-Factor Index ETF	0.38%
Principal U.S. Small-MidCap Multi-Factor Core Index ETF	0.20%

The Advisor has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits.

The limits are expressed as a percentage of average daily net assets attributable to each Fund on an annualized basis during the reporting period. The expenses borne by the Advisor are subject to reimbursement by the Funds though the fiscal year end, provided no reimbursement will be made it would result in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the period are shown as an expense reimbursement from Advisor or expense reimbursement to Advisor on the Statements of Assets and Liabilities. The limits are as follows:

Fund	Expense Limit	Expiration Date
Principal Price Setters Index ETF	0.29%	Expired October 31, 2019
Principal Shareholder Yield Index ETF	0.29%	Expired October 31, 2019
Principal U.S. Mega-Cap Multi-Factor Index ETF	0.12%	Expiring October 31, 2020

Affiliated Ownership. At December 31, 2019, Principal Financial Services, Inc., Principal Funds, Inc., and Principal Variable Contracts Funds, Inc. (each an affiliate of the Advisor) owned Shares as follows:

Fund	Shares
Principal Active Global Dividend Income ETF	26,650,000
Principal Active Income ETF	6,097,100
Principal Contrarian Value Index ETF	119,905
Principal Healthcare Innovators Index ETF	11,668
Principal International Multi-Factor Core Index ETF	615,897
Principal Investment Grade Corporate Active ETF	4,550,000
Principal Millennials Index ETF	216,940
Principal Price Setters Index ETF	5,716
Principal Shareholder Yield Index ETF	117,617
Principal Spectrum Preferred Securities Active ETF	199,004
Principal Sustainable Momentum Index ETF	134,595
Principal Ultra-Short Active Income ETF	399,681
Principal U.S. Large-Cap Multi-Factor Core Index ETF	199,921
Principal U.S. Mega-Cap Multi-Factor Index ETF	44,883,999
Principal U.S. Small-Cap Multi-Factor Index ETF	397,090
Principal U.S. Small-MidCap Multi-Factor Core Index ETF	11,648,179

6. Investment Transactions

For the period ended December 31, 2019, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and in-kind transactions) by the Funds were as follows:

	Non-U.S. Government		U.S. Government
Fund	Purchases	Sales	Purchases	Sales
Principal Active Global Dividend Income ETF	$47,786,854	$53,771,510	$—	$—
Principal Active Income ETF	75,852,479	14,027,961	—	—
Principal Contrarian Value Index ETF	213,755	230,111	—	—
Principal Healthcare Innovators Index ETF	9,460,086	10,852,601	—	—

	Notes to Financial Statements
	Principal Exchange-Traded Funds
	December 31, 2019 (unaudited)

6. Investment Transactions (continued)

	Non-U.S. Government		U.S. Government
Fund	Purchases	Sales	Purchases	Sales
Principal International Multi-Factor Core Index ETF	$4,925,066	$4,242,539	$—	$—
Principal Investment Grade Corporate Active ETF	29,711,682	31,646,834	—	—
Principal Millennials Index ETF	578,419	684,244	—	—
Principal Price Setters Index ETF	539,599	563,258	—	—
Principal Shareholder Yield Index ETF	218,904	275,454	—	—
Principal Spectrum Preferred Securities Active ETF	58,563,065	29,273,688	—	—
Principal Sustainable Momentum Index ETF	182,007	196,843	—	—
Principal Ultra-Short Active Income ETF	2,134,407	759,420	—	—
Principal U.S. Large-Cap Multi- Factor Core Index ETF	1,527,911	2,134,818	—	—
Principal U.S. Mega-Cap Multi- Factor Index ETF	284,474,046	290,717,752	—	—
Principal U.S. Small-Cap Multi- Factor Index ETF	135,487,956	136,619,963	—	—
Principal U.S. Small-MidCap Multi-Factor Core Index ETF	3,895,870	3,112,845	—	—

For the period ended December 31, 2019, in-kind transactions were as follows:

Fund	Purchases		Sales
Principal Active Global Dividend Income ETF	$24,575,103			$—
Principal Healthcare Innovators Index ETF	9,831,070		12,042,422
Principal International Multi-Factor Core Index ETF	19,184,029		2,571,138
Principal Price Setters Index ETF	21,091,448		24,714,830
Principal Shareholder Yield Index ETF	1,523,450		6,597,829
Principal U.S. Large-Cap Multi-Factor Core Index ETF	7,498,589		655,050
Principal U.S. Mega-Cap Multi-Factor Index ETF	258,355,184		503,359,110
Principal U.S. Small-Cap Multi-Factor Index ETF	112,242,598		84,471,999
Principal U.S. Small-MidCap Multi-Factor Core Index ETF	11,244,526		2,051,182

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid to shareholders for the periods ended June 30, 2019, and December 31, 2019 was as follows:

	Ordinary Income		Long-Term Capital Gain*
	Period ended	Year ended	Period ended	Year ended
Fund	December 31, 2019	June 30, 2019	December 31, 2019	June 30, 2019
Principal Active Global Dividend Income ETF	$17,845,157	$20,184,875	$—	$4,972,196
Principal Active Income ETF	7,500,415	14,143,301	—	2,538,828
Principal Contrarian Value Index ETF	68,700	59,096	—	—
Principal International Multi- Factor Core Index ETF	192,620	N/A	—	N/A
Principal Investment Grade Corporate Active ETF	5,557,891	9,092,787	1,027,060	—
Principal Millennials Index ETF	160,901	117,278	—	—
Principal Price Setters Index ETF	199,700	256,124	—	—
Principal Shareholder Yield Index ETF	222,600	303,638	—	—
Principal Spectrum Preferred Securities Active ETF	2,366,702	2,777,398	—	—
Principal Sustainable Momentum Index ETF	69,200	49,407	—	—
Principal Ultra-Short Active Income ETF	217,800	31,100	—	—
Principal U.S. Large-Cap Multi- Factor Core Index ETF	49,800	N/A	—	N/A
Principal U.S. Mega-Cap Multi- Factor Index ETF	24,672,586	36,383,987	—	—
Principal U.S. Small-Cap Multi- Factor Index ETF	4,011,121	4,270,986	—	—
Principal U.S. Small-MidCap Multi-Factor Core Index ETF	85,800	N/A	—	N/A

*	The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2019 (unaudited)

7. Federal Tax Information (continued)

Distributable Earnings. As of June 30, 2019, the components of distributable earnings on a federal income tax basis were:

				Late Year
				Ordinary and
	Undistributed	Undistributed	Unrealized	Post Oct	Other
	Ordinary	Long-Term	Appreciation/	Capital Loss	Temporary	Capital Loss
Fund	Income	Capital Gains	(Depreciation)	Deferrals	Differences^	Carryforward
Principal Active Global Dividend Income ETF	$8,057,210	$—	$37,679,063	$(3,032,970)	$—	$—
Principal Active Income ETF	951,601	—	4,385,808	—	(37,500)	(35,821)
Principal Contrarian Value Index ETF	19,329	—	49,643	—	—	(217,400)
Principal Healthcare Innovators Index ETF	—	—	3,947,602	(106,869)	—	(2,811,540)
Principal Investment Grade Corporate Active ETF	2,399,182	504,106	6,808,400	—	—	—
Principal Millennials Index ETF	24,563	—	340,507	—	—	(500,877)
Principal Price Setters Index ETF	51,400	—	1,133,674	—	—	(619,585)
Principal Shareholder Yield Index ETF	81,991	—	(230,825)	—	—	(932,448)
Principal Spectrum Preferred Securities Active ETF	332,450	—	(590,512)	—	—	(799,801)
Principal Sustainable Momentum Index ETF	21,628	—	405,338	—	—	(208,669)
Principal Ultra-Short Active Income ETF	30,861	—	7,859	—	—	(35)
Principal U.S. Mega-Cap Multi-Factor Index ETF	8,864,246	—	101,546,902	—	—	(41,535,289)
Principal U.S. Small-Cap Multi-Factor Index ETF	835,018	—	(2,500,904)	—	—	(33,569,820)

^ Represents book-to-tax accounting differences related to defaulted securities.

Capital Loss Carryforwards. As of June 30, 2019, the following Funds had net realized capital loss carryforwards, for U.S. federal income tax purposes, available to be used to offset future realized capital gains:

	No Expiration	No Expiration		Annual
Fund	Short-Term	Long-Term	Total	Limitations*
Principal Active Income ETF	$—	$35,821	$35,821	$—
Principal Contrarian Value Index ETF	182,012	35,388	217,400	117,286
Principal Healthcare Innovators Index ETF	900,289	1,911,251	2,811,540	—
Principal Millennials Index ETF	236,004	264,873	500,877	—
Principal Price Setters Index ETF	619,585	—	619,585	—
Principal Shareholder Yield Index ETF	685,160	247,288	932,448	—
Principal Spectrum Preferred Securities Active ETF	264,826	534,975	799,801	—
Principal Sustainable Momentum Index ETF	208,669	—	208,669	—
Principal Ultra-Short Active Income ETF	35	—	35	—
Principal U.S. Mega-Cap Multi-Factor Index ETF	41,535,289	—	41,535,289	72,515
Principal U.S. Small-Cap Multi-Factor Index ETF	28,831,514	4,738,306	33,569,820	—

* In accordance with IRC Sections 381-384, a portion of certain Funds’ losses have been subjected to an annual limitation.

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively.

For the taxable year ended June 30, 2019, the Funds had late-year capital and ordinary losses as follows:

Fund	Late Year Ordinary Loss	Post October Loss Capital Loss
Principal Active Global Dividend Income ETF	$—	$(3,032,970)
Principal Healthcare Innovators Index ETF	(106,869)	—

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2019 (unaudited)

7. Federal Tax Information (continued)

Assets as from net investment income and net realized gains on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended June 30, 2019, the Funds recorded reclassifications as follows:

	Total
	Distributable Earnings
Fund	(Accumulated Loss)	Paid In Capital
Principal Active Global Dividend Income ETF	$(1,304,290)	$1,304,290
Principal Active Income ETF	(394,662)	394,662
Principal Contrarian Value Index ETF	(180,601)	180,601
Principal Healthcare Innovators Index ETF	(2,326,735)	2,326,735
Principal Investment Grade Corporate Active ETF	(1,071,429)	1,071,429
Principal Millennials Index ETF	(1,868,439)	1,868,439
Principal Price Setters Index ETF	(1,717,571)	1,717,571
Principal Shareholder Yield Index ETF	(459,422)	459,422
Principal Spectrum Preferred Securities Active ETF	(49,805)	49,805
Principal Sustainable Momentum Index ETF	(361)	361
Principal U.S. Mega-Cap Multi-Factor Index ETF	(100,677,100)	100,677,100
Principal U.S. Small-Cap Multi-Factor Index ETF	(42,367,027)	42,367,027

Federal Income Tax Basis. As of December 31, 2019, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by each Fund were as follows:

			Net	Cost for
			Unrealized	Federal
	Unrealized	Unrealized	Appreciation	Income Tax
Fund	Appreciation	Depreciation	(Depreciation)	Purposes
Principal Active Global Dividend Income ETF	$154,369,467	$(41,084,724)	$113,284,743	$707,475,297
Principal Active Income ETF	22,224,204	(8,412,079)	13,812,125	276,416,116
Principal Contrarian Value Index ETF	631,236	(231,269)	399,967	5,313,537
Principal Healthcare Innovators Index ETF	15,316,447	(7,369,846)	7,946,601	54,471,560
Principal International Multi-Factor Core Index ETF	1,411,380	(269,087)	1,142,293	17,581,185
Principal Investment Grade Corporate Active ETF	8,048,552	(88,508)	7,960,044	111,358,020
Principal Millennials Index ETF	3,442,604	(1,311,996)	2,130,608	21,387,738
Principal Price Setters Index ETF	1,201,942	(392,983)	808,959	17,720,075
Principal Shareholder Yield Index ETF	935,227	(667,519)	267,708	10,018,652
Principal Spectrum Preferred Securities Active ETF	3,687,483	(256,566)	3,430,917	97,271,128
Principal Sustainable Momentum Index ETF	811,308	(279,877)	531,431	5,303,328
Principal Ultra-Short Active Income ETF	37,855	(20,479)	17,376	12,412,699
Principal U.S. Large-Cap Multi- Factor Core Index ETF	521,274	(92,191)	429,083	6,193,369
Principal U.S. Mega-Cap Multi- Factor Index ETF	178,413,554	(15,475,197)	162,938,357	1,320,610,261
Principal U.S. Small-Cap Multi- Factor Index ETF	37,475,691	(24,419,367)	13,056,324	390,920,002
Principal U.S. Small-MidCap Multi- Factor Core Index ETF	865,514	(250,951)	614,563	9,997,708

8. Subsequent Events

Management has evaluated events or transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

     Schedule of Investments Principal Active Global Dividend Income ETF

December 31, 2019 (unaudited)

COMMON STOCKS — 99.02%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Aerospace & Defense — 0.85%			Media — 2.45%
Boeing Co/The	20,862	$6,796,005	Walt Disney Co/The	136,219	$19,701,354

Airlines — 0.31%			Metal Fabrication & Hardware — 1.26%
Alaska Air Group Inc	37,272	2,525,178	Norma Group SE	236,881	10,096,957

Apparel — 2.02%			Multi-National — 1.90%
LVMH Moet Hennessy Louis Vuitton SE	34,814	16,174,867	Banco Latinoamericano de Comercio Exterior

Auto Manufacturers — 2.52%			SA, Class E	713,207	15,248,366
PACCAR Inc	255,477	20,208,231	Oil & Gas — 4.85%
Auto Parts & Equipment — 3.43%			Chevron Corp	118,189	14,242,956
Autoliv Inc	83,171	7,020,464	Royal Dutch Shell PLC, Class B	532,774	15,804,428
			Vermilion Energy Inc (a)	540,914	8,843,406
Bridgestone Corp (a)	251,100	9,405,706
Magna International Inc	201,863	11,068,227			$38,890,790
		$27,494,397	Oil & Gas Services — 0.97%
Banks — 9.39%			Core Laboratories NV	206,589	7,782,208
Banco Bilbao Vizcaya Argentaria SA	1,581,097	8,837,433	Packaging & Containers — 0.69%
ING Groep NV	738,172	8,849,744	Packaging Corp of America	49,450	5,537,905
JPMorgan Chase & Co	200,158	27,902,025
Nordea Bank Abp	941,354	7,602,109	Pharmaceuticals — 7.21%
PacWest Bancorp	578,440	22,136,899	Novo Nordisk A/S, Class B	267,811	15,543,599
			Pfizer Inc	467,548	18,318,530
		$75,328,210	Roche Holding AG	74,032	24,019,475
Beverages — 4.23%					$57,881,604
Ambev SA ADR	4,328,414	20,170,409
Diageo PLC	325,705	13,807,878	Real Estate — 1.31%
			Daito Trust Construction Co Ltd	84,500	10,483,273
		$33,978,287
			REITs — 1.69%
Biotechnology — 1.58%			Keppel DC REIT	8,771,400	13,565,197
CSL Ltd	65,711	12,716,036
			Retail — 1.53%
Chemicals — 2.09%			Nordstrom Inc	98,870	4,046,749
Givaudan SA	3,090	9,677,402	Tiffany & Co	61,747	8,252,487
Petronas Chemicals Group Bhd	3,944,900	7,088,379
					$12,299,236
		$16,765,781
			Semiconductors — 6.81%
Commercial Services — 2.93%			Lam Research Corp	32,401	9,474,052
Experian PLC	296,667	10,028,468	Microchip Technology Inc	98,486	10,313,454
Ritchie Bros Auctioneers Inc	313,878	13,481,060	Taiwan Semiconductor Manufacturing Co Ltd
		$23,509,528	ADR	600,805	34,906,771
Computers — 4.11%					$54,694,277
Apple Inc	112,389	33,003,030	Software — 6.84%
Construction Materials — 1.54%			Broadridge Financial Solutions Inc	117,126	14,469,746
James Hardie Industries PLC	629,860	12,318,658	Microsoft Corp	181,865	28,680,110
			SAP SE	87,052	11,748,794
Diversified Financial Services — 1.77%
Deutsche Boerse AG	90,338	14,201,698			$54,898,650

Electric — 0.98%			Telecommunications — 3.28%
CLP Holdings Ltd	752,000	7,903,802	BCE Inc	331,442	15,355,243
			Telenor ASA	612,818	10,990,420
Electronics — 1.37%					$26,345,663
TE Connectivity Ltd	114,980	11,019,683
			Toys, Games & Hobbies — 2.52%
Food — 2.72%			Hasbro Inc	191,212	20,193,899
BIM Birlesik Magazalar AS	1,668,489	13,086,518
Danone SA	105,378	8,735,165	Transportation — 1.99%
			Union Pacific Corp	88,468	15,994,130
		$21,821,683
Gas — 2.15%			TOTAL COMMON STOCKS		$794,776,129
Rubis SCA	281,604	17,294,167	INVESTMENT COMPANIES — 3.24%	Shares Held	Value
Healthcare — Products — 2.25%			Money Market Funds — 3.24%
Coloplast A/S, Class B	145,786	18,084,699	Principal Government Money Market Fund
			1.41% (b),(c),(d)	14,138,696	14,138,696
Household Products/Wares — 1.54%
Avery Dennison Corp	32,277	4,222,477	State Street Institutional U.S. Government
			Money Market Fund 1.53% (d)	11,845,215	11,845,215
Reckitt Benckiser Group PLC	100,041	8,121,801

		$12,344,278	TOTAL INVESTMENT COMPANIES		$25,983,911
Insurance — 4.04%			Total Investments		$820,760,040
Beazley PLC	1,366,096	10,060,990	Other Assets and Liabilities — (2.26)%		$(18,112,863)
Chubb Ltd	64,185	9,991,037
Swiss Re AG	110,319	12,390,654	TOTAL NET ASSETS — 100.00%		$802,647,177

		$32,442,681	(a) Security or a portion of the security was on loan at the end of the period.
Internet — 1.90%
Rightmove PLC	1,814,885	15,231,721

See accompanying notes.

Schedule of Investments
Principal Active Global Dividend Income ETF
December 31, 2019 (unaudited)

(b) Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled
$14,138,696 or 1.76% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Location	Percent
United States	38.88%
Switzerland	8.36%
Canada	6.07%
United Kingdom	5.88%
France	5.26%
Germany	4.49%
Taiwan	4.35%
Denmark	4.19%
Netherlands	4.04%
Ireland	2.78%
Brazil	2.51%
Japan	2.48%
Panama	1.90%
Singapore	1.69%
Turkey	1.63%
Australia	1.58%
Norway	1.37%
Spain	1.10%
Hong Kong	0.99%
Finland	0.95%
Malaysia	0.88%
Sweden	0.88%
Other Assets and Liabilities	(2.26)%
TOTAL NET ASSETS	100.00%

		June 30, 2019	Purchases	Sales	December 31, 2019
Affiliated Securities		Value	Cost	Proceeds	Value
Principal Government Money
Market Fund 1.41%		$—	$64,975,357	$50,836,661	$14,138,696
		$—	$64,975,357	$50,836,661	$14,138,696

				Realized
			Realized	Gain from	Change in
			Gain/Loss on	Capital Gain	Unrealized
		Income (a)	Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund 1.41%		$—	$—	$—	$—
		$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

     Schedule of Investments Principal Active Income ETF December 31, 2019 (unaudited)

COMMON STOCKS — 20.07%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Aerospace & Defense — 0.23%			Oil & Gas (continued)
Boeing Co/The	2,034	$662,596	Occidental Petroleum Corp	16,017	$660,061

Airlines — 0.33%					$4,841,709
Delta Air Lines Inc	16,459	962,522	Packaging & Containers — 0.31%
Apparel — 0.46%			Packaging Corp of America	8,055	902,079
VF Corp	13,270	1,322,488	Pharmaceuticals — 1.21%
Auto Manufacturers — 0.22%			Johnson & Johnson	6,108	890,974
PACCAR Inc	7,873	622,754	Merck & Co Inc	14,093	1,281,759
			Pfizer Inc	33,490	1,312,138
Auto Parts & Equipment — 0.38%
					$3,484,871
Magna International Inc	19,902	1,091,426
			Pipelines — 0.65%
Banks — 3.69%			EnLink Midstream LLC (a)	97,068	595,027
Bank of Hawaii Corp	6,537	622,061	Plains GP Holdings LP, Class A (a)	26,628	504,600
Columbia Banking System Inc	26,335	1,071,440	Targa Resources Corp	19,049	777,771
Cullen / Frost Bankers Inc	10,739	1,050,059
East West Bancorp Inc	31,010	1,510,187			$1,877,398
JPMorgan Chase & Co	12,650	1,763,410	Real Estate — 0.28%
PacWest Bancorp	38,475	1,472,438	Newmark Group Inc, Class A	59,771	804,219
Truist Financial Corp	18,413	1,037,020
US Bancorp	19,178	1,137,064	REITs — 1.70%
Washington Trust Bancorp Inc	18,337	986,347	Alexandria Real Estate Equities Inc	6,989	1,129,283
			Annaly Capital Management Inc	31,889	300,394
		$10,650,026	Digital Realty Trust Inc	11,593	1,388,146
Chemicals — 0.28%			EPR Properties	7,121	503,027
DuPont de Nemours Inc	12,476	800,959	Medical Properties Trust Inc	75,828	1,600,729

Computers — 0.46%					$4,921,579
Apple Inc	4,567	1,341,100	Retail — 0.50%
Diversified Financial Services — 0.98%			Starbucks Corp	9,937	873,661
BGC Partners Inc, Class A	192,157	1,141,412	Tiffany & Co	4,282	572,289
BlackRock Inc	2,458	1,235,637			$1,445,950
KKR & Co Inc, Class A	15,082	439,942	Semiconductors — 0.62%
		$2,816,991	Applied Materials Inc	10,335	630,849
Electric — 1.34%			Microchip Technology Inc	11,171	1,169,827
ALLETE Inc	12,756	1,035,405			$1,800,676
Eversource Energy	10,455	889,407	Software — 0.34%
WEC Energy Group Inc	10,354	954,949	Broadridge Financial Solutions Inc	4,405	544,194
Xcel Energy Inc	15,481	982,889	SAP SE	3,214	430,644
		$3,862,650			$974,838
Food — 0.79%			Telecommunications — 0.45%
Hormel Foods Corp	25,013	1,128,336	BCE Inc	28,032	1,299,283
Tyson Foods Inc, Class A	12,786	1,164,038
			Toys, Games & Hobbies — 0.38%
		$2,292,374	Hasbro Inc	10,488	1,107,638
Hand/Machine Tools — 0.15%
Snap-on Inc	2,618	443,489	TOTAL COMMON STOCKS		$57,951,615
Healthcare — Products — 0.96%			PREFERRED STOCKS — 6.81%	Shares Held	Value
Abbott Laboratories	15,259	1,325,397	Banks — 2.41%
Medtronic PLC	12,797	1,451,819	Bank of America Corp; Series KK
			5.38%, 06/25/2024 (b)	30,000	798,000
		$2,777,216
			Bank of America Corp; Series EE
Healthcare — Services — 0.23%			6.00%, 04/25/2021 (b)	10,000	264,000
HCA Healthcare Inc	4,543	671,501	Bank of America Corp; Series Y
Home Builders — 0.29%			6.50%, 01/27/2020 (b)	20,000	499,600
LCI Industries	7,800	835,614	Goldman Sachs Group Inc/The; Series N
			6.30%, 05/10/2021 (b),(c)	40,000	1,066,800
Leisure Time — 0.27%			JPMorgan Chase & Co; Series BB
Acushnet Holdings Corp	23,882	776,165	6.15%, 09/01/2020 (b)	25,000	643,500
Machinery — Diversified — 0.39%			KeyCorp; Series F
Deere & Co	6,509	1,127,749	5.65%, 12/15/2023 (b)	50,000	1,340,000
			Morgan Stanley; Series I
Media — 0.50%			(3-month USD LIBOR + 3.71%),
Comcast Corp, Class A	13,023	585,644	6.38%, 10/15/2024 (b),(d)	10,000	281,700
Walt Disney Co/The	5,864	848,111	Morgan Stanley; Series E
		$1,433,755	(3-month USD LIBOR + 4.32%),
			7.13%, 10/15/2023 (b),(d)	35,000	1,001,350
Oil & Gas — 1.68%
Chevron Corp	8,975	1,081,577	Wells Fargo & Co; Series Y
			5.63%, 06/15/2022 (b)	40,000	1,067,600
Exxon Mobil Corp	10,937	763,184
HollyFrontier Corp	23,061	1,169,423			$6,962,550
Marathon Petroleum Corp	19,377	1,167,464

See accompanying notes.

     Schedule of Investments Principal Active Income ETF December 31, 2019 (unaudited)

				Principal
PREFERRED STOCKS (continued)	Shares Held	Value	BONDS (continued)	Amount	Value
Electric — 1.40%			Electric — 4.86%
Alabama Power Co; Series A			Emera Inc
5.00%, 10/01/2022 (b),(c)	50,000	$1,354,000	(3-month USD LIBOR + 5.44%),
Duke Energy Corp; Series A			6.75%, 06/15/2076 (d)	$3,000,000	$3,390,000
5.75%, 06/15/2024 (b)	35,000	969,850	GenOn Energy Inc
Entergy Louisiana LLC			0.00%, 10/15/2020 (a),(f),(g),(h)	3,100,000	—
4.88%, 09/01/2066	25,000	647,750	PPL Capital Funding Inc
Entergy Mississippi LLC			(3-month USD LIBOR + 2.67%),
4.90%, 10/01/2066 (c)	25,000	662,500	4.63%, 03/30/2067 (d)	6,000,000	5,728,497
NextEra Energy Capital Holdings Inc; Series I			Talen Energy Supply LLC
5.13%, 11/15/2072 (c)	16,000	408,960	4.60%, 12/15/2021	5,000,000	4,925,000
		4,043,060			$14,043,497
Gas — 0.44%			Entertainment — 1.26%
NiSource Inc			AMC Entertainment Holdings Inc
(5-year Treasury Constant Maturity			6.13%, 05/15/2027 (c)	4,000,000	3,650,000
Rate + 3.63%),			Environmental Control — 4.69%
6.50%, 03/15/2024 (b),(c),(d)	45,000	1,254,600
			Advanced Disposal Services Inc
Insurance — 0.54%			5.63%, 11/15/2024 (e)	3,000,000	3,120,000
Allstate Corp/The; Series H			Covanta Holding Corp
5.10%, 10/15/2024 (b)	60,000	1,568,400	5.88%, 03/01/2024	3,000,000	3,086,250
			5.88%, 07/01/2025	2,000,000	2,110,000
REITs — 2.02%			Waste Pro USA Inc
Kimco Realty Corp; Series L			5.50%, 02/15/2026 (e)	5,000,000	5,212,500
5.13%, 08/16/2022 (b),(c)	40,000	1,029,600
PS Business Parks Inc; Series W					$13,528,750
5.20%, 10/20/2021 (b)	20,000	515,600	Healthcare — Products — 1.84%
PS Business Parks Inc; Series Y			Hologic Inc
5.20%, 12/07/2022 (b)	40,000	1,027,200	4.63%, 02/01/2028 (e)	5,000,000	5,300,000
Public Storage; Series I			Healthcare — Services — 6.77%
4.88%, 09/12/2024 (b),(c)	15,000	386,250
			Encompass Health Corp
Public Storage; Series E			4.75%, 02/01/2030	2,000,000	2,075,000
4.90%, 10/14/2021 (b)	15,000	382,200
			5.75%, 09/15/2025	3,000,000	3,142,500
Public Storage; Series H			HCA Inc
5.60%, 03/11/2024 (b)	35,000	969,150
			5.63%, 09/01/2028	5,000,000	5,698,000
Vornado Realty Trust; Series M			MEDNAX Inc
5.25%, 12/13/2022 (b)	60,000	1,532,400	6.25%, 01/15/2027 (e)	5,000,000	5,125,000
		$5,842,400	Surgery Center Holdings Inc
			6.75%, 07/01/2025 (e)	3,500,000	3,500,000
TOTAL PREFERRED STOCKS		$19,671,010			$19,540,500
	Principal		Home Builders — 1.21%
BONDS — 69.76%	Amount	Value	PulteGroup Inc
Auto Parts & Equipment — 1.18%			6.38%, 05/15/2033	3,000,000	3,502,500
Titan International Inc			Insurance — 1.53%
6.50%, 11/30/2023	$4,000,000	3,420,000	MetLife Inc
			9.25%, 04/08/2038 (e)	3,000,000	4,417,500
Banks — 3.24%
Goldman Sachs Group Inc/The			Iron & Steel — 0.78%
(5-year Treasury Constant Maturity			Allegheny Technologies Inc
Rate + 3.22%),			7.88%, 08/15/2023	2,000,000	2,241,660
4.95%, 02/10/2025 (b),(d)	4,000,000	4,144,000
JPMorgan Chase & Co			Lodging — 0.74%
(3-month USD LIBOR + 3.25%),			Boyd Gaming Corp
5.15%, 05/01/2023 (b),(d)	5,000,000	5,225,000	6.00%, 08/15/2026	2,000,000	2,145,000
		$9,369,000	Media — 6.29%
			CCO Holdings LLC / CCO Holdings Capital Corp
Chemicals — 3.59%			5.13%, 05/01/2027 (e)	1,000,000	1,055,000
Kraton Polymers LLC / Kraton Polymers Capital			5.38%, 06/01/2029 (e)	2,000,000	2,140,000
Corp			5.75%, 01/15/2024	300,000	305,250
7.00%, 04/15/2025 (e)	5,000,000	5,150,000
			CSC Holdings LLC
OCI NV			6.75%, 11/15/2021	3,000,000	3,228,750
5.25%, 11/01/2024 (e)	1,000,000	1,037,500
			DISH DBS Corp
6.63%, 04/15/2023 (e)	4,000,000	4,170,000
			5.88%, 11/15/2024	4,000,000	4,087,500
		$10,357,500	Sirius XM Radio Inc
			5.00%, 08/01/2027 (e)	1,000,000	1,055,000
Commercial Services — 0.21%			5.38%, 04/15/2025 (e)	4,000,000	4,133,120
Avis Budget Car Rental LLC / Avis Budget
			ViacomCBS Inc
Finance Inc			(3-month USD LIBOR + 3.90%),
5.50%, 04/01/2023	593,000	603,378	5.88%, 02/28/2057 (d)	1,000,000	1,040,000
Diversified Financial Services — 1.24%			(3-month USD LIBOR + 3.90%),
Jefferies Group LLC			6.25%, 02/28/2057 (d)	1,000,000	1,109,000
6.25%, 01/15/2036	3,000,000	3,584,195			$18,153,620

See accompanying notes.

     Schedule of Investments Principal Active Income ETF December 31, 2019 (unaudited)

		Principal			Principal
BONDS (continued)		Amount	Value	BONDS (continued)	Amount	Value
Mining — 1.06%				Pipelines — 5.46%
Freeport-McMoRan Inc				Buckeye Partners LP
3.88%, 03/15/2023		$3,000,000	$3,054,690	3.95%, 12/01/2026	$6,000,000	$5,796,159
				EnLink Midstream Partners LP
Mortgage Backed Securities — 5.53%
				4.15%, 06/01/2025	5,000,000	4,700,000
Citigroup Commercial Mortgage Trust 2015-GC29
4.14%, 04/10/2048 (i)		750,000	780,744	NGPL PipeCo LLC
				4.88%, 08/15/2027 (e)	2,000,000	2,125,875
COMM 2015-CCRE22 Mortgage Trust
4.13%, 03/10/2048 (i)		500,000	522,346	Transcanada Trust
				(3-month USD LIBOR + 3.53%),
GS Mortgage Securities Trust 2013-GC13				5.63%, 05/20/2075 (d)	3,000,000	3,127,500
4.08%, 07/10/2046 (e),(i)		500,000	513,575
GS Mortgage Securities Trust 2013-GCJ12						$15,749,534
4.18%, 06/10/2046 (i)		2,000,000	2,033,616	REITs — 1.25%
GS Mortgage Securities Trust 2014-GC20				CBL & Associates LP
4.97%, 04/10/2047 (i)		2,000,000	2,060,985	5.95%, 12/15/2026	6,000,000	3,600,000
GS Mortgage Securities Trust 2014-GC24
4.53%, 09/10/2047 (i)		500,000	472,481	Storage/Warehousing — 1.80%
GS Mortgage Securities Trust 2015-GC32				Mobile Mini Inc
4.41%, 07/10/2048 (i)		1,241,000	1,307,946	5.88%, 07/01/2024	5,000,000	5,200,000
JP Morgan Chase Commercial Mortgage				Telecommunications — 4.25%
Securities Trust 2012-LC9				CommScope Technologies LLC
4.42%, 12/15/2047 (e),(i)		1,750,000	1,718,728	5.00%, 03/15/2027 (e)	6,250,000	5,875,000
Wells Fargo Commercial Mortgage Trust				Sprint Corp
2013-L	C12			7.88%, 09/15/2023	3,000,000	3,309,990
4.28%, 07/15/2046 (i)		1,000,000	1,016,053	T-Mobile USA Inc
Wells Fargo Commercial Mortgage Trust				6.38%, 03/01/2025	3,000,000	3,099,990
2014-L	C16				$12,284,980
4.46%, 08/15/2050		1,000,000	1,006,743
Wells Fargo Commercial Mortgage Trust				Transportation — 1.06%
2015	-SG1			XPO Logistics Inc
4.47%, 09/15/2048 (h)		1,600,000	1,639,687	6.50%, 06/15/2022 (e)	3,000,000	3,057,000
Wells Fargo Commercial Mortgage Trust
2016	-C35			TOTAL BONDS	$201,389,994
4.18%, 07/15/2048 (h)		1,000,000	1,024,662	INVESTMENT COMPANIES — 3.89%	Shares Held	Value
WFRBS Commercial Mortgage Trust 2013-C14				Money Market Funds — 3.89%
3.98%, 06/15/2046 (e),(h)		500,000	476,149	Principal Government Money Market Fund
WFRBS Commercial Mortgage Trust 2014-C22				1.41% (j),(k),(l)	3,226,410	3,226,410
3.76%, 09/15/2057 (h)		1,000,000	968,977
				State Street Institutional U.S. Government
3.90%, 09/15/2057 (e),(h)		500,000	412,436	Money Market Fund 1.53% (l)	7,989,212	7,989,212
			$15,955,128
Office & Business Equipment — 1.04%				TOTAL INVESTMENT COMPANIES		$11,215,622
CDW LLC / CDW Finance Corp				Total Investments	$290,228,241
4.25%, 04/01/2028		750,000	786,562	Other Assets and Liabilities — (0.53)%		$(1,541,689)
5.50%, 12/01/2024		2,000,000	2,220,000	TOTAL NET ASSETS — 100.00%	$288,686,552
			$3,006,562
				(a) Non-income producing security
Oil & Gas — 4.92%
Gulfport Energy Corp				(b) Perpetual security. Perpetual securities pay an indefinite stream of interest,
6.38%, 01/15/2026		6,000,000	3,720,000	but they may be called by the issuer at an earlier date. Date shown, if any,
Nabors Industries Inc				reflects the next call date or final legal maturity date. Rate shown is as of
5.50%, 01/15/2023 (c)		2,000,000	1,920,000
				period end.
Rowan Cos Inc
				(c) Security or a portion of the security was on loan at the end of the period.
4.75%, 01/15/2024		3,000,000	1,890,000
				(d) Rate shown is as of period end. The rate may be a variable or floating rate
4.88%, 06/01/2022		2,000,000	1,460,000
W&T Offshore Inc				or a fixed rate which may convert to a variable or floating rate in the future.
9.75%, 11/01/2023 (e)		3,000,000	2,861,250	(e) Security exempt from registration under Rule 144A of the Securities Act of
Whiting Petroleum Corp				1933. These securities may be resold in transactions exempt from
5.75%, 03/15/2021		2,500,000	2,365,000	registration, normally to qualified institutional buyers. At the end of the
			$14,216,250	period, the value of these securities totaled $73,864,383 or 25.59% of net
Packaging & Containers — 2.12%				assets.
Reynolds Group Issuer Inc / Reynolds Group				(f) Security is defaulted.
Issuer LLC / Reynolds Group Issuer				(g) Fair value of the investment is determined in good faith by the Advisor
(Luxembourg) S.A.				under procedures established and periodically reviewed by the Board of
5.13%, 07/15/2023 (e)		3,000,000	3,071,250
				Directors. As of December 31, 2019, the fair value of the security totaled $0
Sealed Air Corp
4.00%, 12/01/2027 (e)		3,000,000	3,037,500	or 0.00% of net assets.
				(h) The value of these investments was determined using significant
			$6,108,750
				unobservable inputs.
Pharmaceuticals — 1.84%				(i) Certain variable rate securities are not based on a published reference rate
HLF Financing Sarl LLC / Herbalife International
Inc				and spread but are determined by the issuer or agent and are based on
7.25%, 08/15/2026 (e)		5,000,000	5,300,000	current market conditions. These securities do not indicate a reference rate

See accompanying notes.

Schedule of Investments
Principal Active Income ETF
December 31, 2019 (unaudited)

and spread in their description. Rate shown is the rate in effect as of period end.
(j) Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled
$3,226,410 or 1.12% of net assets.
(k) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(l) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector	Percent
Financial	18.73%
Consumer, Non-cyclical	13.85%
Energy	13.14%
Communications	11.49%
Industrial	9.10%
Consumer, Cyclical	9.03%
Utilities	7.60%
Basic Materials	5.70%
Mortgage Securities	5.53%
Investment Companies	3.89%
Technology	2.47%
Other Assets and Liabilities	(0.53)%
TOTAL NET ASSETS	100.00%

		June 30, 2019	Purchases	Sales	December 31, 2019
Affiliated Securities		Value	Cost	Proceeds	Value
Principal Government Money
Market Fund 1.41%		$—	$11,275,399	$8,048,989	$3,226,410
		$—	$11,275,399	$8,048,989	$3,226,410

				Realized
			Realized	Gain from	Change in
			Gain/Loss on	Capital Gain	Unrealized
		Income (a)	Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund 1.41%		$—	$—	$—	$—
		$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

     Schedule of Investments Principal Contrarian Value Index ETF

December 31, 2019 (unaudited)

COMMON STOCKS — 99.67%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Advertising — 0.16%			Biotechnology (continued)
Interpublic Group of Cos Inc/The	390	$9,009	Bluebird Bio Inc (a)	138	$12,110
Aerospace & Defense — 0.85%			Gilead Sciences Inc	148	9,617
			Ultragenyx Pharmaceutical Inc (a)	140	5,979
Barnes Group Inc	369	22,863
United Technologies Corp	173	25,909			$87,131
		$48,772	Chemicals — 3.79%
Agriculture — 1.19%			Air Products & Chemicals Inc	52	12,220
Archer-Daniels-Midland Co	738	34,206	Cabot Corp	664	31,553
Bunge Ltd	590	33,955	CF Industries Holdings Inc	224	10,694
			Eastman Chemical Co	377	29,881
		$68,161	FMC Corp	275	27,451
Airlines — 2.02%			Huntsman Corp	1,264	30,538
Alaska Air Group Inc	507	34,349	International Flavors & Fragrances Inc	171	22,062
Delta Air Lines Inc	437	25,556	LyondellBasell Industries NV, Class A	107	10,109
JetBlue Airways Corp (a)	1,861	34,838	Mosaic Co/The	980	21,207
Southwest Airlines Co	381	20,566	Olin Corp	1,215	20,959
		$115,309			$216,674
Apparel — 1.44%			Commercial Services — 2.67%
Columbia Sportswear Co	87	8,717	ASGN Inc (a)	149	10,575
PVH Corp	269	28,285	CoreLogic Inc (a)	581	25,395
Ralph Lauren Corp	174	20,396	ManpowerGroup Inc	372	36,121
Tapestry Inc	612	16,506	Quanta Services Inc	872	35,499
Under Armour Inc, Class C (a)	446	8,554	ServiceMaster Global Holdings Inc (a)	480	18,557
			United Rentals Inc (a)	158	26,350
		$82,458
Auto Manufacturers — 0.89%					$152,497
Cummins Inc	140	25,054	Computers — 3.36%
PACCAR Inc	329	26,024	CACI International Inc, Class A (a)	171	42,748
		$51,078	Cognizant Technology Solutions Corp, Class A	127	7,877
			DXC Technology Co	465	17,480
Auto Parts & Equipment — 1.01%			Genpact Ltd	287	12,103
BorgWarner Inc	767	33,272	Hewlett Packard Enterprise Co	1,914	30,356
Goodyear Tire & Rubber Co/The	1,560	24,266	Leidos Holdings Inc	335	32,793
		$57,538	MAXIMUS Inc	129	9,596
Banks — 8.86%			Perspecta Inc	1,482	39,184
Associated Banc-Corp	988	21,776			$192,137
Bank of America Corp	538	18,948	Construction Materials — 3.00%
Bank of New York Mellon Corp/The	127	6,392	Eagle Materials Inc	406	36,808
BankUnited Inc	429	15,684	Fortune Brands Home & Security Inc	460	30,057
BOK Financial Corp	74	6,468	Johnson Controls International PLC	880	35,825
CIT Group Inc	447	20,397
			Owens Corning	627	40,830
Citizens Financial Group Inc	621	25,219
			Vulcan Materials Co	194	27,934
Fifth Third Bancorp	568	17,460
First Citizens BancShares Inc, Class A	16	8,515			$171,454
First Hawaiian Inc	247	7,126	Distribution/Wholesale — 0.71%
First Horizon National Corp	1,468	24,310	LKQ Corp (a)	1,130	40,341
FNB Corp	1,875	23,812
Hancock Whitney Corp	527	23,125	Diversified Financial Services — 1.63%
Home BancShares Inc	803	15,787	Alliance Data Systems Corp	52	5,834
Huntington Bancshares Inc	463	6,982	Ally Financial Inc	860	26,282
IBERIABANK Corp	292	21,850	Jefferies Financial Group Inc	1,652	35,303
PacWest Bancorp	560	21,431	KKR & Co Inc, Class A	300	8,751
Pinnacle Financial Partners Inc	391	25,024	Synchrony Financial	474	17,069
PNC Financial Services Group Inc/The	124	19,794			$93,239
Prosperity Bancshares Inc	213	15,313
Regions Financial Corp	1,400	24,024	Electrical Components & Equipment — 1.19%
Signature Bank	49	6,694	Acuity Brands Inc	164	22,632
Synovus Financial Corp	168	6,586	AMETEK Inc	119	11,869
TCF Financial Corp	502	23,494	Hubbell Inc	81	11,973
Truist Financial Corp	131	7,378	Littelfuse Inc	113	21,617
Umpqua Holdings Corp	1,264	22,373			$68,091
United Bankshares Inc	408	15,773	Electronics — 4.43%
Valley National Bancorp	2,174	24,892	Arrow Electronics Inc (a)	394	33,388
Wells Fargo & Co	134	7,209	Avnet Inc	720	30,557
Wintrust Financial Corp	91	6,452	FLIR Systems Inc	175	9,112
Zions Bancorp NA	307	15,939	Fortive Corp	110	8,403
		$506,227	Garmin Ltd	254	24,780
Beverages — 0.42%			Gentex Corp	1,064	30,835
Constellation Brands Inc, Class A	127	24,098	Jabil Inc	1,092	45,132
			PerkinElmer Inc	97	9,419
Biotechnology — 1.53%			TE Connectivity Ltd	260	24,918
Alexion Pharmaceuticals Inc (a)	156	16,871	Trimble Inc (a)	241	10,047
Bio-Rad Laboratories Inc, Class A (a)	115	42,554

See accompanying notes.

     Schedule of Investments Principal Contrarian Value Index ETF

December 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Electronics (continued)			Insurance (continued)
Woodward Inc	224	$26,531	Chubb Ltd	53	$8,250
			Enstar Group Ltd (a)	88	18,204
		$253,122
			Hartford Financial Services Group Inc/The	135	8,204
Engineering & Construction — 2.13%			Loews Corp	491	25,773
EMCOR Group Inc	433	37,368	Old Republic International Corp	342	7,650
Jacobs Engineering Group Inc	421	37,818	Prudential Financial Inc	240	22,498
MasTec Inc (a)	723	46,388	Reinsurance Group of America Inc	107	17,447
		$121,574	RenaissanceRe Holdings Ltd	48	9,409
Entertainment — 0.70%					$227,673
Cinemark Holdings Inc	238	8,057	Internet — 0.45%
Liberty Media Corp-Liberty Braves, Series C (a)	328	9,689	Snap Inc, Class A (a)	960	15,677
Madison Square Garden Co/The, Class A (a)	75	22,064	Twitter Inc (a)	306	9,807
		$39,810			$25,484
Environmental Control — 0.43%			Iron & Steel — 0.39%
Republic Services Inc	271	24,290	Allegheny Technologies Inc (a)	1,079	22,292

Food — 2.53%			Leisure Time — 1.06%
Flowers Foods Inc	467	10,153	Brunswick Corp	405	24,292
General Mills Inc	201	10,765	Carnival Corp	535	27,194
Ingredion Inc	231	21,471	Harley-Davidson Inc	242	9,000
Kroger Co/The	736	21,337			$60,486
Performance Food Group Co (a)	564	29,035
Pilgrim’s Pride Corp (a)	1,588	51,951	Lodging — 0.35%
			Boyd Gaming Corp	302	9,042
		$144,712	Wyndham Hotels & Resorts Inc	174	10,929
Forest Products & Paper — 0.55%					$19,971
International Paper Co	679	31,268
			Machinery — Construction & Mining — 0.67%
Hand/Machine Tools — 2.17%			Oshkosh Corp	403	38,144
Colfax Corp (a)	1,174	42,710
			Machinery — Diversified — 3.28%
Regal Beloit Corp	375	32,104
			AGCO Corp	458	35,381
Snap-on Inc	134	22,700	Crane Co	251	21,681
Stanley Black & Decker Inc	161	26,684	Curtiss-Wright Corp	176	24,797
		$124,198	Dover Corp	101	11,641
Healthcare — Products — 2.94%			Flowserve Corp	479	23,840
			Gardner Denver Holdings Inc (a)	808	29,637
Cooper Cos Inc/The	32	10,281
			Middleby Corp/The (a)	73	7,995
Danaher Corp	168	25,785
DENTSPLY SIRONA Inc	749	42,386	Roper Technologies Inc	28	9,918
Globus Medical Inc, Class A (a)	196	11,541	Westinghouse Air Brake Technologies Corp	292	22,718
Henry Schein Inc (a)	161	10,742			$187,608
ICU Medical Inc (a)	36	6,736
			Media — 1.16%
Integra LifeSciences Holdings Corp (a)	386	22,496	Altice USA Inc, Class A (a)	433	11,838
Medtronic PLC	236	26,774	New York Times Co/The Class A	273	8,783
Thermo Fisher Scientific Inc	35	11,370	News Corp, Class A	2,386	33,738
		$168,111	Walt Disney Co/The	81	11,715
Healthcare — Services — 3.49%					$66,074
Anthem Inc	72	21,746	Metal Fabrication & Hardware — 0.89%
Catalent Inc (a)	502	28,263	RBC Bearings Inc (a)	68	10,767
Centene Corp (a)	516	32,441	Timken Co/The	716	40,318
IQVIA Holdings Inc (a)	66	10,198
					$51,085
Laboratory Corp of America Holdings (a)	146	24,699
Quest Diagnostics Inc	358	38,231	Mining — 1.23%
Teladoc Health Inc (a)	142	11,888	Newmont Goldcorp Corp	932	40,496
Universal Health Services Inc, Class B	223	31,991	Royal Gold Inc	244	29,829
		$199,457			$70,325
Home Builders — 1.52%			Miscellaneous Manufacture — 2.63%
DR Horton Inc	798	42,094	Carlisle Cos Inc	173	27,998
PulteGroup Inc	1,157	44,892	Eaton Corp PLC	392	37,130
			Hexcel Corp	132	9,677
		$86,986	Ingersoll-Rand PLC	90	11,963
Home Furnishings — 0.79%			ITT Inc	369	27,273
Dolby Laboratories Inc, Class A	329	22,635	Parker-Hannifin Corp	52	10,703
Whirlpool Corp	151	22,277	Textron Inc	573	25,556
		$44,912			$150,300
Insurance — 3.99%			Office & Business Equipment — 0.66%
Alleghany Corp (a)	24	19,190	Xerox Holding Corp (a)	1,014	37,386
American International Group Inc	539	27,667	Oil & Gas — 0.63%
American National Insurance Co	156	18,358	Continental Resources Inc	486	16,670
Arch Capital Group Ltd (a)	204	8,749
			EOG Resources Inc	229	19,181
AXA Equitable Holdings Inc	809	20,047
Axis Capital Holdings Ltd	273	16,227			$35,851

See accompanying notes.

     Schedule of Investments Principal Contrarian Value Index ETF

December 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Oil & Gas Services — 1.82%			Semiconductors (continued)
Baker Hughes Co	1,181	$30,269	Microchip Technology Inc	109	$11,414
Halliburton Co	707	17,300	Silicon Laboratories Inc (a)	116	13,454
National Oilwell Varco Inc	1,108	27,755	Skyworks Solutions Inc	261	31,550
Schlumberger Ltd	708	28,462			$230,048
		$103,786	Software — 1.48%
Packaging & Containers — 1.15%			Activision Blizzard Inc	224	13,310
Graphic Packaging Holding Co	2,567	42,740	Akamai Technologies Inc (a)	136	11,748
Sonoco Products Co	376	23,207	Ceridian HCM Holding Inc (a)	195	13,236
		$65,947	Cerner Corp	169	12,403
			Fidelity National Information Services Inc	87	12,101
Pharmaceuticals — 1.98%			SS&C Technologies Holdings Inc	146	8,964
Becton Dickinson and Co	86	23,389	Synopsys Inc (a)	93	12,946
Cardinal Health Inc	578	29,235
Jazz Pharmaceuticals PLC (a)	154	22,989			$84,708
Madrigal Pharmaceuticals Inc (a)	68	6,196	Telecommunications — 2.60%
McKesson Corp	168	23,238	AT&T Inc	1,007	39,354
Pfizer Inc	207	8,110	Ciena Corp (a)	495	21,132
		$113,157	Corning Inc	895	26,053
			Juniper Networks Inc	1,158	28,521
Pipelines — 0.19%			T-Mobile US Inc (a)	430	33,721
ONEOK Inc	142	10,745
					$148,781
REITs — 4.62%
			Transportation — 3.09%
American Homes 4 Rent, Class A	708	18,557
			Kansas City Southern	288	44,110
Apple Hospitality REIT Inc	1,394	22,652	Kirby Corp (a)	418	37,424
Blackstone Mortgage Trust Inc, Class A	453	16,861
			Knight-Swift Transportation Holdings Inc	930	33,331
Cousins Properties Inc	175	7,210
			Norfolk Southern Corp	119	23,101
Diversified Healthcare Trust	515	4,347
			Old Dominion Freight Line Inc	61	11,577
Equity Commonwealth	527	17,301
			Ryder System Inc	501	27,209
Hudson Pacific Properties Inc	200	7,530
Invitation Homes Inc	290	8,691			$176,752
Kimco Realty Corp	880	18,225
Medical Properties Trust Inc	366	7,726	TOTAL COMMON STOCKS		$5,694,144
RLJ Lodging Trust	1,230	21,796	INVESTMENT COMPANIES — 0.34%	Shares Held	Value
Sabra Health Care REIT Inc	1,286	27,443
SL Green Realty Corp	173	15,895	Money Market Fund — 0.34%
Spirit Realty Capital Inc	400	19,672	State Street Institutional U.S. Government Money
Starwood Property Trust Inc	298	7,408	Market Fund 1.53% (b)	19,360	19,360
Sunstone Hotel Investors Inc	443	6,167
VEREIT Inc	1,937	17,898	TOTAL INVESTMENT COMPANIES		$19,360
VICI Properties Inc	734	18,754	Total Investments		$5,713,504
		$264,133	Other Assets and Liabilities — (0.01)%		$(306)
Retail — 3.89%			TOTAL NET ASSETS — 100.00%		$5,713,198
Advance Auto Parts Inc	56	8,969
American Eagle Outfitters Inc	1,049	15,420	(a) Non-income producing security.
CarMax Inc (a)	152	13,326	(b) Current yield shown is as of period end.
Casey’s General Stores Inc	71	11,288
Dollar Tree Inc (a)	222	20,879
			Portfolio Summary (unaudited)
Foot Locker Inc	366	14,270
Gap Inc/The	853	15,081	Sector		Percent
Kohl’s Corp	462	23,539	Industrial		26.08%
MSC Industrial Direct Co Inc, Class A	107	8,396	Financial		19.98%
Target Corp	129	16,539	Consumer, Non-cyclical		16.76%
Tiffany & Co	100	13,365	Consumer, Cyclical		14.37%
Urban Outfitters Inc (a)	705	19,578	Technology		9.53%
Walgreens Boots Alliance Inc	304	17,924	Basic Materials		5.96%
Walmart Inc	96	11,409	Communications		4.36%
Williams-Sonoma Inc	163	11,971	Energy		2.63%
		$221,954	Investment Companies		0.34%
			Other Assets and Liabilities		(0.01)%
Savings & Loans — 1.03%
Investors Bancorp Inc	1,246	14,846	TOTAL NET ASSETS		100.00%
New York Community Bancorp Inc	1,836	22,069
People’s United Financial Inc	1,295	21,885
		$58,800
Semiconductors — 4.03%
Analog Devices Inc	201	23,887
AVX Corp	1,711	35,024
Entegris Inc	268	13,424
Intel Corp	404	24,179
IPG Photonics Corp (a)	138	19,999
Lam Research Corp	54	15,790
Marvell Technology Group Ltd	1,556	41,327

See accompanying notes.

Schedule of Investments
Principal Contrarian Value Index ETF
December 31, 2019 (unaudited)

June 30, 2019		Purchases	Sales	December 31, 2019
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund 1.41%	$—	$96,021	$96,021	$—
	$—	$96,021	$96,021	$—

Realized
		Realized	Gain from	Change in
		Gain/Loss on	Capital Gain	Unrealized Gain/
	Income (a)	Investments	Distributions	Loss
Principal Government Money
Market Fund 1.41%	$—	$—	$—	$—
	$—	$—	$—	$—
(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

     Schedule of Investments Principal Healthcare Innovators Index ETF

December 31, 2019 (unaudited)

COMMON STOCKS — 99.82%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Biotechnology — 53.31%			Biotechnology (continued)
ACADIA Pharmaceuticals Inc (a)	21,257	$909,374	Sangamo Therapeutics Inc (a)	16,886	$141,336
Acceleron Pharma Inc (a)	7,713	408,943	Seattle Genetics Inc (a)	16,902	1,931,223
Acorda Therapeutics Inc (a)	7,023	14,327	Solid Biosciences Inc (a),(b)	6,715	29,882
Adverum Biotechnologies Inc (a)	9,409	108,392	Sorrento Therapeutics Inc (a),(b)	19,120	64,626
Agenus Inc (a)	20,044	81,579	Stemline Therapeutics Inc (a)	7,146	75,962
Allakos Inc (a),(b)	7,124	679,345	Stoke Therapeutics Inc (a)	4,776	135,256
Allogene Therapeutics Inc (a),(b)	17,913	465,380	Theravance Biopharma Inc (a)	8,267	214,033
Alnylam Pharmaceuticals Inc (a)	16,362	1,884,412	Twist Bioscience Corp (a)	4,753	99,813
AMAG Pharmaceuticals Inc (a),(b)	4,948	60,217	Ultragenyx Pharmaceutical Inc (a)	8,421	359,661
Amicus Therapeutics Inc (a)	37,169	362,026	Veracyte Inc (a)	7,072	197,450
AnaptysBio Inc (a)	3,949	64,171	Vericel Corp (a)	6,443	112,108
Apellis Pharmaceuticals Inc (a)	9,298	284,705	Viking Therapeutics Inc (a)	10,541	84,539
Arena Pharmaceuticals Inc (a)	7,273	330,340	Xencor Inc (a)	8,266	284,268
ArQule Inc (a)	17,555	350,398	ZIOPHARM Oncology Inc (a),(b)	25,920	122,342
Arrowhead Pharmaceuticals Inc (a)	14,022	889,415
					$31,875,215
Assembly Biosciences Inc (a)	3,753	76,786
Atara Biotherapeutics Inc (a)	7,847	129,240	Chemicals — 0.08%
Audentes Therapeutics Inc (a)	6,634	396,979	Amyris Inc (a),(b)	14,771	45,642
Avrobio Inc (a)	4,622	93,041	Commercial Services — 0.35%
BioCryst Pharmaceuticals Inc (a)	16,121	55,617	R1 RCM Inc (a)	16,371	212,496
Biohaven Pharmaceutical Holding Co Ltd (a)	7,614	414,506
BioMarin Pharmaceutical Inc (a)	21,417	1,810,807	Electronics — 0.06%
Bluebird Bio Inc (a)	8,133	713,671	Fluidigm Corp (a)	10,131	35,256
Blueprint Medicines Corp (a)	7,228	579,035	Healthcare — Products — 12.67%
Cara Therapeutics Inc (a),(b)	6,776	109,161	Accelerate Diagnostics Inc (a),(b)	7,958	134,490
CEL-SCI Corp (a),(b)	5,081	46,491	AtriCure Inc (a)	5,661	184,039
ChemoCentryx Inc (a)	8,503	336,294	Avanos Medical Inc (a)	6,965	234,720
CRISPR Therapeutics AG (a)	8,044	489,920	Avantor Inc (a)	83,702	1,519,191
Cymabay Therapeutics Inc (a)	10,028	19,655	AxoGen Inc (a)	5,730	102,510
CytomX Therapeutics Inc (a)	6,629	55,087	Axonics Modulation Technologies Inc (a)	4,164	115,384
Deciphera Pharmaceuticals Inc (a)	7,157	445,452	CareDx Inc (a)	6,187	133,454
Denali Therapeutics Inc (a)	13,991	243,723	Cerus Corp (a)	20,484	86,442
Dicerna Pharmaceuticals Inc (a)	9,979	219,837	CryoLife Inc (a)	5,473	148,264
Dynavax Technologies Corp (a),(b)	12,230	69,956	Cutera Inc (a)	2,068	74,055
Editas Medicine Inc (a)	7,228	214,021	Glaukos Corp (a)	5,377	292,885
Eidos Therapeutics Inc (a),(b)	5,384	308,988	Inspire Medical Systems Inc (a)	3,491	259,067
Emergent BioSolutions Inc (a)	7,593	409,642	Intersect ENT Inc (a)	4,594	114,391
Epizyme Inc (a)	13,289	326,909	Invacare Corp	4,915	44,333
Esperion Therapeutics Inc (a)	3,966	236,493	iRhythm Technologies Inc (a)	3,628	247,031
Evolus Inc (a),(b)	4,003	48,717	NanoString Technologies Inc (a)	5,174	143,941
Exact Sciences Corp (a)	15,973	1,477,183	Natus Medical Inc (a)	4,973	164,059
Fate Therapeutics Inc (a)	9,545	186,796	Nevro Corp (a)	4,546	534,337
FibroGen Inc (a)	12,789	548,520	Novocure Ltd (a)	14,445	1,217,280
GlycoMimetics Inc (a)	6,305	33,353	OPKO Health Inc (a)	89,862	132,097
Gossamer Bio Inc (a)	9,623	150,407	Quanterix Corp (a)	4,076	96,316
Guardant Health Inc (a)	13,678	1,068,799	Shockwave Medical Inc (a)	4,091	179,677
Halozyme Therapeutics Inc (a)	21,358	378,677	Sientra Inc (a)	7,195	64,323
Homology Medicines Inc (a)	6,418	132,853	Silk Road Medical Inc (a)	4,490	181,306
ImmunoGen Inc (a)	21,879	111,692	Soliton Inc (a),(b)	2,349	25,792
Immunomedics Inc (a)	28,246	597,685	Tandem Diabetes Care Inc (a)	8,631	514,494
Insmed Inc (a)	13,022	310,965	ViewRay Inc (a)	14,376	60,667
Intercept Pharmaceuticals Inc (a)	4,773	591,470	Wright Medical Group NV (a)	18,639	568,117
Intrexon Corp (a)	23,659	129,651
Ionis Pharmaceuticals Inc (a)	20,672	1,248,796			$7,572,662
Iovance Biotherapeutics Inc (a)	18,221	504,357	Healthcare — Services — 6.18%
Karyopharm Therapeutics Inc (a)	9,038	173,258	Brookdale Senior Living Inc (a)	27,079	196,864
Krystal Biotech Inc (a)	2,525	139,835	Community Health Systems Inc (a)	17,232	49,973
Ligand Pharmaceuticals Inc (a)	2,775	289,405	Invitae Corp (a)	13,894	224,110
MacroGenics Inc (a)	7,137	77,651	MEDNAX Inc (a)	12,293	341,622
Medicines Co/The (a),(b)	11,676	991,759	Natera Inc (a)	10,321	347,715
Mirati Therapeutics Inc (a)	5,783	745,197	Personalis Inc (a)	4,544	49,530
Moderna Inc (a)	48,401	946,724	Surgery Partners Inc (a)	7,222	113,060
Nektar Therapeutics (a)	25,789	556,656	Syneos Health Inc (a)	15,225	905,507
Omeros Corp (a),(b)	7,194	101,363	Teladoc Health Inc (a)	10,600	887,432
PTC Therapeutics Inc (a)	8,606	413,346	Tenet Healthcare Corp (a)	15,224	578,969
Puma Biotechnology Inc (a)	5,678	49,683
					$3,694,782
Radius Health Inc (a)	6,733	135,737
REGENXBIO Inc (a)	5,372	220,091	Pharmaceuticals — 27.17%
			AcelRx Pharmaceuticals Inc (a),(b)	11,595	24,465
Retrophin Inc (a)	6,270	89,034
			Adamas Pharmaceuticals Inc (a)	4,054	15,365
Rigel Pharmaceuticals Inc (a)	24,466	52,357
			Aerie Pharmaceuticals Inc (a),(b)	6,706	162,084
Rocket Pharmaceuticals Inc (a)	7,349	167,263
			Agios Pharmaceuticals Inc (a)	8,576	409,504
Rubius Therapeutics Inc (a)	11,627	110,457
			Aimmune Therapeutics Inc (a)	9,148	306,184
Sage Therapeutics Inc (a)	7,600	548,644
			Akebia Therapeutics Inc (a)	17,351	109,658

See accompanying notes.

     Schedule of Investments Principal Healthcare Innovators Index ETF

December 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)			Shares Held		Value
Pharmaceuticals (continued)			Pharmaceuticals (continued)
Akorn Inc (a)	18,414	$27,621	Turning Point Therapeutics Inc (a)				5,231	$325,839
Alector Inc (a)	10,048	173,127	uniQure NV (a)				5,526	395,993
Alkermes PLC (a)	23,119	471,628	Vanda Pharmaceuticals Inc (a)				7,776	127,604
Amneal Pharmaceuticals Inc (a)	18,706	90,163	Voyager Therapeutics Inc (a)				5,392	75,218
Arvinas Holding Co LLC (a)	4,922	202,245	Zogenix Inc (a)				6,210	323,727
Assertio Therapeutics Inc (a)	9,463	11,829	Zynerba Pharmaceuticals Inc (a),(b)				3,386	20,451
Athenex Inc (a),(b)	11,283	172,291
								$16,245,676
Axsome Therapeutics Inc (a)	5,024	519,281
Catalyst Pharmaceuticals Inc (a)	15,025	56,344
Chiasma Inc (a)	6,100	30,256	TOTAL COMMON STOCKS					$59,681,729
Clovis Oncology Inc (a),(b)	7,979	83,181	INVESTMENT COMPANIES — 4.58%			Shares Held		Value
Coherus Biosciences Inc (a)	10,184	183,363
			Money Market Funds — 4.58%
Collegium Pharmaceutical Inc (a)	4,886	100,554	Principal Government Money Market Fund
Corbus Pharmaceuticals Holdings Inc (a),(b)	9,437	51,526	1.41% (c),(d),(e)			2,620,731		2,620,731
CorMedix Inc (a),(b)	3,478	25,320
			State Street Institutional U.S. Government
Cytokinetics Inc (a)	8,566	90,885
			Money Market Fund 1.53% (e)				115,701	115,701
Dermira Inc (a)	7,941	120,386
DexCom Inc (a)	9,672	2,115,653
			TOTAL INVESTMENT COMPANIES					$2,736,432
Enanta Pharmaceuticals Inc (a)	2,873	177,494
Endo International PLC (a)	33,048	154,995	Total Investments					$62,418,161
Flexion Therapeutics Inc (a)	5,562	115,133	Other Assets and Liabilities — (4.40)%					$(2,630,306)
G1 Therapeutics Inc (a)	5,477	144,757	TOTAL NET ASSETS — 100.00%					$59,787,855
Global Blood Therapeutics Inc (a)	8,831	701,976
Heron Therapeutics Inc (a)	11,652	273,822	(a) Non-income producing security.
Heska Corp (a)	1,138	109,180
			(b) Security or a portion of the security was on loan at the end of the period.
Horizon Therapeutics PLC (a)	27,431	993,002
			(c) Security or a portion of the security was pledged as collateral for securities
Intellia Therapeutics Inc (a)	7,134	104,656
Intra-Cellular Therapies Inc (a)	8,054	276,333	lending. At the end of the period, the value of these securities totaled
Ironwood Pharmaceuticals Inc (a)	22,845	304,067	$2,620,731 or 4.38% of net assets.
Kura Oncology Inc (a)	6,601	90,764	(d) Affiliated Security. Security is either an affiliate (and registered under the
La Jolla Pharmaceutical Co (a),(b)	3,960	15,563	Investment Company Act of 1940) or an affiliate as defined by the
Madrigal Pharmaceuticals Inc (a)	2,252	205,180	Investment Company Act of 1940 (controls 5.0% or more of the
MannKind Corp (a),(b)	27,679	35,706
			outstanding voting shares of the security). Please see affiliated
Momenta Pharmaceuticals Inc (a)	14,409	284,290
Mylan NV (a)	72,977	1,466,838	sub-schedule for transactional information.
MyoKardia Inc (a)	6,787	494,671	(e) Current yield shown is as of period end.
Owens & Minor Inc	9,191	47,517
Portola Pharmaceuticals Inc (a)	11,322	270,369	Portfolio Summary (unaudited)
Principia Biopharma Inc (a)	3,499	191,675
			Sector					Percent
Reata Pharmaceuticals Inc, Class A (a)	3,602	736,357
Revance Therapeutics Inc (a)	6,438	104,489	Consumer, Non-cyclical					99.68%
Rhythm Pharmaceuticals Inc (a)	5,038	115,672	Investment Companies					4.58%
Sarepta Therapeutics Inc (a)	10,938	1,411,440	Basic Materials					0.08%
Senseonics Holdings Inc (a),(b)	29,658	27,167	Industrial					0.06%
Spectrum Pharmaceuticals Inc (a)	16,474	59,965	Other Assets and Liabilities					(4.40)%
TG Therapeutics Inc (a),(b)	13,832	153,535	TOTAL NET ASSETS					100.00%
TherapeuticsMD Inc (a),(b)	35,212	85,213
Tricida Inc (a)	7,210	272,105

			June 30, 2019		Purchases	Sales	December 31, 2019
Affiliated Securities			Value		Cost	Proceeds		Value
Principal Government Money
Market Fund 1.41%				$—	$7,522,900	$4,902,169		$2,620,731
				$—	$7,522,900	$4,902,169		$2,620,731

						Realized
					Realized	Gain from	Change in
					Gain/Loss on	Capital Gain	Unrealized
			Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund 1.41%				$—	$—	$—		$—
				$—	$—	$—		$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments

Principal International Multi-Factor Core Index ETF

December 31, 2019 (unaudited)

COMMON STOCKS — 98.79%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Advertising — 0.45%			Banks (continued)
Dentsu Inc	500	$17,372	Credit Suisse Group AG (b)	2,387	$32,322
Publicis Groupe SA	415	18,788	DBS Group Holdings Ltd	1,800	34,636
Stroeer SE & Co KGaA	268	21,659	DNB ASA	418	7,808
WPP PLC	1,884	26,615	Erste Group Bank AG (b)	618	23,264
		$84,434	HSBC Holdings PLC	17,373	136,210
			ING Groep NV	3,976	47,667
Aerospace & Defense — 1.01%			Intesa Sanpaolo SpA	15,976	42,086
Airbus SE	346	50,640	Lloyds Banking Group PLC	66,156	54,769
BAE Systems PLC	3,365	25,175	Mediobanca Banca di Credito Finanziario SpA	1,871	20,597
CAE Inc	899	23,802	Mitsubishi UFJ Financial Group Inc	13,700	74,795
MTU Aero Engines AG	77	21,990	Mizrahi Tefahot Bank Ltd	287	7,646
Rheinmetall AG	162	18,608	Mizuho Financial Group Inc	2,800	4,337
Safran SA	309	47,710	National Australia Bank Ltd	1,130	19,531
		$187,925	National Bank of Canada	459	25,478
Agriculture — 0.60%			Oversea-Chinese Banking Corp Ltd	3,800	31,023
British American Tobacco PLC	1,943	83,169	Royal Bank of Canada	1,843	145,831
Japan Tobacco Inc	1,300	29,104	Shinsei Bank Ltd	1,100	16,957
			Skandinaviska Enskilda Banken AB, Class A	1,139	10,711
		$112,273	Societe Generale SA	746	25,953
Airlines — 0.38%			Sumitomo Mitsui Financial Group Inc	1,300	48,313
International Consolidated Airlines Group SA	4,038	33,430	Svenska Handelsbanken AB, Class A	1,118	12,044
Japan Airlines Co Ltd	500	15,632	Swedbank AB, Class A	728	10,839
Qantas Airways Ltd	4,338	21,644	Toronto-Dominion Bank/The	2,388	133,932
			UBS Group AG (b)	612	7,731
		$70,706
			United Overseas Bank Ltd	1,500	29,455
Apparel — 2.09%			Westpac Banking Corp	3,522	59,886
adidas AG	270	87,769
Gildan Activewear Inc	644	19,039			$1,631,953
Hermes International	30	22,418	Beverages — 1.92%
Kering SA	76	49,888	Anheuser-Busch InBev SA	1,075	87,676
LVMH Moet Hennessy Louis Vuitton SE	351	163,078	Asahi Group Holdings Ltd	300	13,758
Moncler SpA	573	25,754	Carlsberg A/S, Class B	108	16,111
Puma SE	264	20,240	Coca-Cola HBC AG (b)	722	24,531
		$388,186	Diageo PLC	2,111	89,493
			Heineken Holding NV	205	19,868
Auto Manufacturers — 2.04%			Heineken NV	189	20,123
Bayerische Motoren Werke AG	290	23,792	Pernod Ricard SA	175	31,290
Daimler AG	85	4,707	Remy Cointreau SA	154	18,915
Hino Motors Ltd	1,900	20,319	Royal Unibrew A/S	193	17,672
Honda Motor Co Ltd	1,700	48,487	Treasury Wine Estates Ltd	1,469	16,741
Isuzu Motors Ltd	1,400	16,737
Peugeot SA	819	19,568			$356,178
Toyota Motor Corp	3,000	212,986	Biotechnology — 0.65%
Volvo AB, Class B	1,967	32,950	CSL Ltd	457	88,436
			Genmab A/S (b)	65	14,455
		$379,546
			H Lundbeck A/S	480	18,330
Auto Parts & Equipment — 1.10%
Bridgestone Corp (a)	400	14,983			$121,221
Cie Plastic Omnium SA	745	20,808	Chemicals — 2.63%
Continental AG	159	20,557	Air Liquide SA	454	64,268
Faurecia SE	431	23,220	BASF SE	863	65,197
Hella GmbH & Co KGaA	457	25,293	Brenntag AG	422	22,948
Magna International Inc	428	23,468	Covestro AG (c)	413	19,202
NGK Insulators Ltd	1,100	19,276	Croda International PLC	395	26,789
Nokian Renkaat OYJ	724	20,814	EMS-Chemie Holding AG	66	43,407
Stanley Electric Co Ltd	600	17,560	JSR Corp	1,000	18,517
Toyota Industries Corp	300	17,477	Kansai Paint Co Ltd	700	17,246
		$203,456	Koninklijke DSM NV	170	22,139
			Nippon Paint Holdings Co Ltd	300	15,572
Banks — 8.78%			Novozymes A/S, Class B	258	12,625
Australia & New Zealand Banking Group Ltd	1,014	17,526	Nutrien Ltd	563	26,954
Banca Mediolanum SpA	2,720	27,017	Shin-Etsu Chemical Co Ltd	700	77,696
Banco Bilbao Vizcaya Argentaria SA	6,156	34,409	Showa Denko KK	600	16,009
Banco Santander SA	7,128	29,823	Symrise AG	210	22,095
Bank Leumi Le-Israel BM	1,001	7,287	Taiyo Nippon Sanso Corp	800	17,877
Bank of Montreal	626	48,516
Bank of Nova Scotia/The	1,809	102,183			$488,541
Bankinter SA	3,235	23,703	Commercial Services — 2.97%
Barclays PLC	12,754	30,348	Adecco Group AG	713	45,102
BNP Paribas SA	1,162	68,859	Adyen NV (b),(c)	31	25,419
Canadian Imperial Bank of Commerce	437	36,365	Amadeus IT Group SA	399	32,582
Chiba Bank Ltd/The	3,100	18,060	Ashtead Group PLC	847	27,084
Commonwealth Bank of Australia	1,777	99,636	Atlantia SpA	845	19,705
Credit Agricole SA	1,683	24,400	Bureau Veritas SA	848	22,125
			Edenred	426	22,029

See accompanying notes.

Schedule of Investments

Principal International Multi-Factor Core Index ETF

December 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Commercial Services (continued)			Diversified Financial Services (continued)
Experian PLC	850	$28,733	Schroders PLC	624	$27,557
GMO Payment Gateway Inc	200	13,768	Singapore Exchange Ltd	1,500	9,881
Intertek Group PLC	350	27,130	TMX Group Ltd	265	22,948
IWG PLC	4,691	27,061			$444,559
Nihon M&A Center Inc	600	20,791
Persol Holdings Co Ltd	900	16,989	Electric — 3.18%
Randstad NV	416	25,403	A2A SpA	11,131	20,876
Recruit Holdings Co Ltd	1,600	60,360	ACEA SpA	1,023	21,160
RELX PLC	1,714	43,262	AGL Energy Ltd	1,424	20,515
Rentokil Initial PLC	4,100	24,602	Algonquin Power & Utilities Corp	1,668	23,596
Secom Co Ltd	200	17,996	Canadian Utilities Ltd, Class A	775	23,377
Sohgo Security Services Co Ltd	300	16,345	Contact Energy Ltd	904	4,339
Transurban Group	1,858	19,440	EDP—Energias de Portugal SA	5,262	22,807
Wirecard AG	128	15,435	Elia System Operator SA	250	22,182
			Emera Inc	520	22,341
		$551,361	Endesa SA	776	20,708
Computers — 1.45%			Enel SpA	12,222	96,953
Atos SE	290	24,176	Engie SA	1,819	29,381
Avast PLC (c)	534	3,203	Fortis Inc	540	22,406
Bechtle AG	201	28,228	Hera SpA	4,977	21,773
CGI Inc (b)	289	24,185	Iberdrola SA	8,708	89,668
Fujitsu Ltd	200	18,904	Mercury NZ Ltd	1,541	5,239
Itochu Techno-Solutions Corp	600	16,980	Origin Energy Ltd	3,424	20,304
Logitech International SA	972	46,029	Power Assets Holdings Ltd	1,500	10,972
Nihon Unisys Ltd	500	15,761	Red Electrica Corp SA	1,006	20,227
Nomura Research Institute Ltd	800	17,214	SSE PLC	1,540	29,344
NTT Data Corp	1,200	16,202	Terna Rete Elettrica Nazionale SpA	3,180	21,238
Obic Co Ltd	100	13,584	Uniper SE	623	20,622
Otsuka Corp	400	16,106			$590,028
SCSK Corp	100	5,218
Teleperformance	94	22,923	Electrical Components & Equipment — 0.53%
			Brother Industries Ltd	900	18,811
		$268,713	Legrand SA	286	23,303
Construction Materials — 2.07%			Schneider Electric SE	555	56,963
AGC Inc	500	18,085			$99,077
Belimo Holding AG	7	52,728
Buzzi Unicem SpA	891	22,437	Electronics — 1.36%
CRH PLC (b)	779	31,168	ABB Ltd	1,893	45,711
Daikin Industries Ltd	300	42,658	Halma PLC	973	27,272
Geberit AG	83	46,586	Hitachi High-Technologies Corp	300	21,370
HeidelbergCement AG	283	20,621	Hoya Corp	800	76,941
Kingspan Group PLC	418	25,530	Kyocera Corp	300	20,653
LafargeHolcim Ltd (b)	801	44,445	MINEBEA MITSUMI Inc	1,000	20,956
Nibe Industrier AB, Class B	826	14,322	Omron Corp	300	17,726
Sika AG	280	52,612	TDK Corp	200	22,806
Xinyi Glass Holdings Ltd	10,000	13,244			$253,435
		$384,436	Engineering & Construction — 2.25%
Distribution/Wholesale — 1.36%			Acciona SA	193	20,307
Bunzl PLC	903	24,700	ACS Actividades de Construccion y Servicios SA	511	20,434
			Aena SME SA (c)	112	21,420
Ferguson PLC	323	29,307
ITOCHU Corp	3,100	72,311	Alten SA	179	22,588
Marubeni Corp	2,400	17,905	Auckland International Airport Ltd	844	4,972
Mitsubishi Corp	1,600	42,704	Bouygues SA	510	21,670
Mitsui & Co Ltd	1,800	32,238	CK Infrastructure Holdings Ltd	1,500	10,674
Sumitomo Corp	1,000	14,946	Eiffage SA	197	22,540
Toyota Tsusho Corp	500	17,763	Fraport AG Frankfurt Airport Services Worldwide	241	20,486
			HOCHTIEF AG	179	22,829
		$251,874	HomeServe PLC	1,617	27,073
Diversified Financial Services — 2.39%			Infrastrutture Wireless Italiane SpA (c)	1,969	19,281
Amundi SA (c)	293	22,973	Obayashi Corp	1,600	17,921
Ashmore Group PLC	3,791	26,012	Shimizu Corp	1,700	17,461
ASX Ltd	337	18,543	Signature Aviation PLC	6,503	27,323
BOC Aviation Ltd (c)	1,000	10,170	Skanska AB, Class B	517	11,685
CI Financial Corp	1,565	26,165	Sydney Airport	3,398	20,650
Deutsche Boerse AG	131	20,594	Vinci SA	557	61,854
Euronext NV (c)	250	20,373	WSP Global Inc (a)	391	26,699
Hong Kong Exchanges & Clearing Ltd	1,164	37,793			$417,867
IGM Financial Inc	804	23,082
Julius Baer Group Ltd (b)	890	45,916	Entertainment — 0.85%
			Evolution Gaming Group AB (c)	533	16,047
London Stock Exchange Group PLC	262	26,896
Magellan Financial Group Ltd	530	21,181	Flutter Entertainment PLC	252	30,790
Mitsubishi UFJ Lease & Finance Co Ltd	2,700	17,544	Genting Singapore Ltd	14,600	9,987
ORIX Corp	1,100	18,334	OPAP SA	1,987	25,832
Partners Group Holding AG	53	48,597	Oriental Land Co Ltd	300	41,084

See accompanying notes.

Schedule of Investments

Principal International Multi-Factor Core Index ETF

December 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Entertainment (continued)			Healthcare — Services — 0.93%
Tabcorp Holdings Ltd	5,626	$17,885	BioMerieux	247	$21,985
Toho Co Ltd	400	16,732	Eurofins Scientific SE (a)	44	24,391
		$158,357	Fresenius Medical Care AG & Co KGaA	304	22,492
			Fresenius SE & Co KGaA	437	24,597
Environmental Control — 0.12%			NMC Health PLC (a)	708	16,571
Waste Connections Inc	249	22,617	Orpea	167	21,411
Food — 4.45%			Ramsay Health Care Ltd	421	21,428
AAK AB	540	10,262	Sonic Healthcare Ltd	973	19,631
Ajinomoto Co Inc	800	13,363			$172,506
Axfood AB	493	10,969
Calbee Inc	500	16,359	Holding Companies — Diversified — 0.08%
Chocoladefabriken Lindt & Spruengli AG	5	38,825	CK Hutchison Holdings Ltd	1,500	14,303
Coles Group Ltd	1,772	18,454	Home Builders — 0.98%
Danone SA	654	54,212	Barratt Developments PLC	2,960	29,273
Empire Co Ltd	844	19,798	Bellway PLC	573	28,895
Glanbia PLC	1,644	18,920	Berkeley Group Holdings PLC	459	29,542
ICA Gruppen AB	227	10,596	Daiwa House Industry Co Ltd	500	15,600
Jeronimo Martins SGPS SA	1,211	19,921	Persimmon PLC	884	31,557
Kerry Group PLC, Class A	175	21,809	Sekisui House Ltd	800	17,181
Kobe Bussan Co Ltd	300	10,354	Taylor Wimpey PLC	11,877	30,426
Koninklijke Ahold Delhaize NV	2,461	61,546
Loblaw Cos Ltd	401	20,690			$182,474
MEIJI Holdings Co Ltd	200	13,584	Home Furnishings — 1.03%
Metro Inc	519	21,419	Hoshizaki Corp	200	17,928
Mowi ASA	319	8,292	Howden Joinery Group PLC	3,423	30,497
Nestle SA	2,793	302,387	Panasonic Corp	1,900	18,002
Orkla ASA	810	8,208	Rational AG	28	22,519
Salmar ASA	168	8,598	SEB SA	135	20,049
Seven & i Holdings Co Ltd	800	29,473	Sony Corp	1,200	81,738
Tate & Lyle PLC	2,606	26,241
Tesco PLC	9,055	30,609			$190,733
Woolworths Group Ltd	1,239	31,440	Household Products — 2.00%
		$826,329	Beiersdorf AG	173	20,696
			Essity AB, Class B	359	11,568
Food Service — 0.19%			Kao Corp	500	41,531
Compass Group PLC	1,401	35,074	L’Oreal SA	249	73,736
Forest Products & Paper — 0.43%			Shiseido Co Ltd	400	28,648
Mondi PLC	1,231	28,902	Unicharm Corp	500	17,026
Smurfit Kappa Group PLC	687	26,401	Unilever NV	1,460	83,898
UPM-Kymmene Oyj	691	23,958	Unilever PLC	1,643	94,681
		$79,261			$371,784
Gas — 0.46%			Household Products/Wares — 0.11%
China Gas Holdings Ltd	2,800	10,492	Reckitt Benckiser Group PLC	261	21,189
Enagas SA	882	22,498
Hong Kong & China Gas Co Ltd	6,000	11,719	Insurance — 5.24%
Italgas SpA	3,165	19,327	Ageas	368	21,745
National Grid PLC	58	726	AIA Group Ltd	7,507	78,805
Snam SpA	4,045	21,262	Allianz SE	534	130,819
			Assicurazioni Generali SpA	1,054	21,748
		$86,024	Aviva PLC	4,804	26,643
Hand/Machine Tools — 0.50%			AXA SA	566	15,942
Amada Holdings Co Ltd	1,500	17,256	Dai-ichi Life Holdings Inc	1,100	18,390
Fuji Electric Co Ltd	500	15,393	Great-West Lifeco Inc	951	24,358
Schindler Holding AG	184	46,808	Grupo Catalana Occidente SA	643	22,467
Techtronic Industries Co Ltd	1,586	12,935	Hannover Rueck SE	121	23,385
		$92,392	iA Financial Corp Inc	502	27,575
			Insurance Australia Group Ltd	3,454	18,567
Healthcare — Products — 2.05%			Intact Financial Corp	227	24,547
Asahi Intecc Co Ltd	600	17,671	Manulife Financial Corp	3,782	76,773
Cochlear Ltd	131	20,659	Medibank Pvt Ltd	8,026	17,798
Coloplast A/S, Class B	132	16,374	MS&AD Insurance Group Holdings Inc	500	16,617
ConvaTec Group PLC (c)	10,948	28,779
			Muenchener Rueckversicherungs-Gesellschaft AG
DiaSorin SpA	176	22,782
EssilorLuxottica SA	303	46,155	in Muenchen	132	38,941
Fisher & Paykel Healthcare Corp Ltd	446	6,665	Power Corp of Canada	991	25,528
			Power Financial Corp (a)	985	26,503
Koninklijke Philips NV	835	40,762
Lifco AB, Class B	222	13,557	Prudential PLC	344	6,603
Sartorius Stedim Biotech	146	24,189	Sampo OYJ, Class A	514	22,434
Smith & Nephew PLC	979	23,764	Sompo Holdings Inc	400	15,830
Sonova Holding AG	170	38,908	Sony Financial Holdings Inc	700	16,931
Straumann Holding AG	50	49,101	Sun Life Financial Inc	511	23,300
Sysmex Corp	200	13,711	Swiss Life Holding AG	86	43,169
Terumo Corp	500	17,878	Swiss Re AG	306	34,369
			T&D Holdings Inc	1,500	19,258
		$380,955

See accompanying notes.

Schedule of Investments

Principal International Multi-Factor Core Index ETF

December 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Insurance (continued)			Mining — 1.96%
Tokio Marine Holdings Inc	700	$39,421	BHP Group Ltd	4,296	$117,333
Topdanmark A/S	330	16,267	BHP Group PLC	3,690	86,846
Unipol Gruppo SpA	3,836	21,996	Evolution Mining Ltd	6,024	16,064
Zurich Insurance Group AG	137	56,213	Kirkland Lake Gold Ltd	510	22,480
		$972,942	Newcrest Mining Ltd	785	16,664
			Polymetal International PLC	1,683	26,640
Internet — 1.08%			Rio Tinto Ltd	294	20,714
Auto Trader Group PLC (c)	3,761	29,622
			Rio Tinto PLC	957	57,082
Kakaku.com Inc	600	15,423
M3 Inc	700	21,292			$363,823
MonotaRO Co Ltd	600	16,141	Miscellaneous Manufacture — 0.43%
Rakuten Inc (b)	1,600	13,768	Aalberts NV	516	23,157
Rightmove PLC	3,484	29,240	Siemens AG	430	56,211
Scout24 AG (c)	102	6,745
					$79,368
Shopify Inc, Class A (b)	90	35,784
Trend Micro Inc (b)	100	5,154	Office & Business Equipment — 0.10%
Z Holdings Corp	3,500	14,850	FUJIFILM Holdings Corp	400	19,254
ZOZO Inc	700	13,445	Oil & Gas — 3.98%
		$201,464	Aker BP ASA	275	9,021
			BP PLC	13,601	84,963
Investment Companies — 0.30%			Canadian Natural Resources Ltd	1,084	35,061
EXOR NV	305	23,633	DCC PLC	270	23,404
L E Lundbergforetagen AB, Class B	278	12,199	Eni SpA	2,496	38,766
Sofina SA	92	19,876	Equinor ASA	387	7,736
		$55,708	Imperial Oil Ltd	877	23,199
Iron & Steel — 0.24%			Inpex Corp	1,700	17,781
Evraz PLC	4,102	21,951	Oil Search Ltd	3,728	18,967
Fortescue Metals Group Ltd	3,101	23,263	OMV AG	381	21,403
			Royal Dutch Shell PLC, Class A	7,898	233,819
		$45,214	Santos Ltd	3,530	20,263
Leisure Time — 0.12%			Suncor Energy Inc	1,524	49,949
CTS Eventim AG & Co KGaA	363	22,822	TOTAL SA	2,456	135,541
Lodging — 0.42%			Woodside Petroleum Ltd	843	20,338
City Developments Ltd	1,300	10,584			$740,211
InterContinental Hotels Group PLC	378	26,076	Packaging & Containers — 0.13%
Melco International Development Ltd	5,000	14,052	Huhtamaki OYJ	512	23,765
NagaCorp Ltd	8,000	13,963
Sands China Ltd	2,436	13,021	Pharmaceuticals — 7.99%
			Alfresa Holdings Corp	700	14,354
		$77,696	Amplifon SpA	833	23,957
Machinery — Construction & Mining — 0.63%			Astellas Pharma Inc	1,100	18,931
Epiroc AB, Class A	966	11,794	AstraZeneca PLC	1,190	119,907
Hitachi Construction Machinery Co Ltd	700	21,163	Bayer AG	377	30,790
Hitachi Ltd	900	38,318	Chugai Pharmaceutical Co Ltd	200	18,554
Komatsu Ltd	700	17,021	Daiichi Sankyo Co Ltd	600	39,914
Mitsubishi Heavy Industries Ltd	400	15,638	Galapagos NV (b)	46	9,623
Sandvik AB	672	13,104	GlaxoSmithKline PLC	6,186	145,771
		$117,038	Grifols SA	446	15,724
			Hikma Pharmaceuticals PLC	872	22,997
Machinery — Diversified — 2.02%			Ipsen SA	215	19,052
ANDRITZ AG	500	21,537	Kobayashi Pharmaceutical Co Ltd	200	17,063
Atlas Copco AB, Class A	2,003	79,895	Medipal Holdings Corp	700	15,546
FANUC Corp	200	37,421	Merck KGaA	95	11,226
Hexagon AB, Class B	308	17,264	Nippon Shinyaku Co Ltd	200	17,431
Keyence Corp	200	70,848	Novartis AG	2,874	272,908
KION Group AG	388	26,792	Novo Nordisk A/S, Class B	2,211	128,325
Kone OYJ, Class B	469	30,660	Ono Pharmaceutical Co Ltd	900	20,724
Metso OYJ	547	21,585	Roche Holding AG	964	312,767
Spirax-Sarco Engineering PLC	245	28,850	Sanofi	1,049	105,453
Sumitomo Heavy Industries Ltd	500	14,403	Santen Pharmaceutical Co Ltd	900	17,279
Toromont Industries Ltd	473	25,713	Shionogi & Co Ltd	300	18,684
		$374,968	Sino Biopharmaceutical Ltd	9,000	12,589
Media — 0.52%			Suzuken Co Ltd/Aichi Japan	300	12,328
Informa PLC	2,251	25,553	Takeda Pharmaceutical Co Ltd	500	19,935
Quebecor Inc, Class B	1,006	25,674	UCB SA	281	22,348
Thomson Reuters Corp	342	24,464			$1,484,180
Wolters Kluwer NV	280	20,421	Pipelines — 0.95%
		$96,112	APA Group	2,381	18,546
Metal Fabrication & Hardware — 0.37%			Enbridge Inc	1,919	76,299
SKF AB, Class B	634	12,820	TC Energy Corp	1,533	81,647
VAT Group AG (b),(c)	325	54,922			$176,492

See accompanying notes.

Schedule of Investments

Principal International Multi-Factor Core Index ETF

December 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Private Equity — 0.79%			Retail (continued)
3i Group PLC	1,644	$23,910	Marui Group Co Ltd	800	$19,644
Brookfield Asset Management Inc, Class A	1,640	94,759	Matsumotokiyoshi Holdings Co Ltd	400	15,591
Intermediate Capital Group PLC	1,318	28,108	Next PLC	310	28,818
		$146,777	Nitori Holdings Co Ltd	100	15,853
			Pan Pacific International Holdings Corp	1,000	16,667
Real Estate — 2.08%			Pandora A/S	397	17,270
Azrieli Group Ltd	91	6,654	Restaurant Brands International Inc	321	20,463
CapitaLand Ltd	3,600	10,038	Tsuruha Holdings Inc	100	12,903
Castellum AB	489	11,486	USS Co Ltd	800	15,212
CK Asset Holdings Ltd	1,516	10,944	Welcia Holdings Co Ltd	300	19,189
Daito Trust Construction Co Ltd	100	12,406	Wesfarmers Ltd	1,114	32,364
Fastighets AB Balder, Class B (b)	277	12,811
Henderson Land Development Co Ltd	2,000	9,817			$640,932
Hulic Co Ltd	1,500	18,168	Semiconductors — 1.72%
Hysan Development Co Ltd	3,000	11,762	Advantest Corp	400	22,677
Kerry Properties Ltd	3,500	11,117	ASM International NV	222	24,939
LEG Immobilien AG	179	21,193	ASM Pacific Technology Ltd	900	12,485
Mitsubishi Estate Co Ltd	1,400	26,923	ASML Holding NV	489	144,642
Mitsui Fudosan Co Ltd	600	14,755	STMicroelectronics NV	1,056	28,393
Nomura Real Estate Holdings Inc	700	16,879	SUMCO Corp	1,200	20,167
PSP Swiss Property AG	311	42,932	Tokyo Electron Ltd	300	66,058
REA Group Ltd	252	18,321			$319,361
Shimao Property Holdings Ltd	4,000	15,502
Sumitomo Realty & Development Co Ltd	400	14,033	Shipbuilding — 0.06%
Swiss Prime Site AG (b)	419	48,446	Yangzijiang Shipbuilding Holdings Ltd	13,400	11,159
Tokyu Fudosan Holdings Corp	2,500	17,371	Software — 1.32%
Vonovia SE	403	21,698	CompuGroup Medical SE	30	2,145
Wharf Real Estate Investment Co Ltd	2,000	12,204	Constellation Software Inc	23	22,338
		$385,460	Dassault Systemes SE	149	24,493
			Konami Holdings Corp	300	12,383
REITs — 2.59%
			Micro Focus International PLC	335	4,721
Advance Residence Investment Corp	5	15,830
			Nemetschek SE	58	3,826
Allied Properties Real Estate Investment Trust	565	22,656
			Open Text Corp	251	11,060
British Land Co PLC/The	3,280	27,754
			SAP SE	1,006	135,773
Canadian Apartment Properties REIT	555	22,657	Temenos AG (b)	58	9,181
CapitaLand Commercial Trust (b)	6,200	9,174
			TIS Inc	100	5,918
CapitaLand Mall Trust	4,900	8,962
			WiseTech Global Ltd	786	12,890
Champion REIT	17,000	11,236
Daiwa Office Investment Corp	2	15,351			$244,728
Goodman Group	1,924	18,052	Telecommunications — 3.38%
GPT Group/The	4,430	17,409	BCE Inc	1,597	73,987
Inmobiliaria Colonial Socimi SA	1,693	21,573	Deutsche Telekom AG	3,282	53,638
Japan Hotel REIT Investment Corp	21	15,694	Elisa OYJ	396	21,877
Japan Prime Realty Investment Corp	3	13,156	Eutelsat Communications SA	1,098	17,846
Klepierre SA	602	22,858	Hellenic Telecommunications Organization SA	1,483	23,721
Land Securities Group PLC	2,240	29,374	Hikari Tsushin Inc	100	25,245
Link REIT	1,000	10,587	KDDI Corp	2,900	86,822
Mapletree Commercial Trust	5,600	9,951	Nice Ltd (b)	48	7,445
Mapletree Logistics Trust	7,900	10,220	Nippon Telegraph & Telephone Corp	2,600	65,972
Merlin Properties Socimi SA	1,463	20,989	NTT DOCOMO Inc	1,200	33,552
Mirvac Group	8,918	19,901	Proximus SADP	688	19,695
Nippon Building Fund Inc	2	14,634	Singapore Telecommunications Ltd	4,200	10,368
Nippon Prologis REIT Inc (b)	6	15,263	Softbank Corp	1,200	16,119
Nomura Real Estate Master Fund Inc	9	15,373	SoftBank Group Corp	600	26,263
Segro PLC	2,366	28,118	Swisscom AG	80	42,372
UNITE Group PLC/The	1,757	29,324	Telekom Austria AG (b)	2,810	22,946
United Urban Investment Corp	8	14,991	Telenor ASA	367	6,582
Warehouses De Pauw CVA	111	20,195	TELUS Corp	642	24,858
		$481,282	Vodafone Group PLC	25,353	49,286
Retail — 3.45%					$628,594
ABC-Mart Inc	300	20,542	Toys, Games & Hobbies — 0.32%
Alimentation Couche-Tard Inc, Class B	2,229	70,738	Bandai Namco Holdings Inc	300	18,308
Bosideng International Holdings Ltd	28,000	10,097	Nintendo Co Ltd	100	40,468
Canadian Tire Corp Ltd, Class A	204	21,955
Cie Financiere Richemont SA	563	44,247			$58,776
Cosmos Pharmaceutical Corp	100	20,763	Transportation — 3.04%
Dollarama Inc	638	21,928	Aurizon Holdings Ltd	4,625	16,975
Fast Retailing Co Ltd	100	59,822	Canadian National Railway Co	976	88,291
Fielmann AG	277	22,371	Canadian Pacific Railway Ltd	282	71,888
Hennes & Mauritz AB, Class B	540	10,982	Central Japan Railway Co	200	40,495
Industria de Diseno Textil SA	2,214	78,104	ComfortDelGro Corp Ltd	5,400	9,556
JD Sports Fashion PLC	2,553	28,318	Deutsche Post AG	899	34,296
Lawson Inc	300	17,091	DSV PANALPINA A/S	167	19,247

See accompanying notes.

Schedule of Investments

Principal International Multi-Factor Core Index ETF

December 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(d) Security or a portion of the security was pledged as collateral for securities
Transportation (continued)			lending. At the end of the period, the value of these securities totaled
East Japan Railway Co	400	$36,291	$86,198 or 0.46% of net assets.
Hankyu Hanshin Holdings Inc	400	17,229	(e) Affiliated Security. Security is either an affiliate (and registered under the
Keihan Holdings Co Ltd	400	19,511
Keikyu Corp	800	15,536	Investment Company Act of 1940) or an affiliate as defined by the
Keisei Electric Railway Co Ltd	400	15,609	Investment Company Act of 1940 (controls 5.0% or more of the
Kintetsu Group Holdings Co Ltd	300	16,345	outstanding voting shares of the security). Please see affiliated
Kyushu Railway Co	500	16,796	sub-schedule for transactional information.
MTR Corp Ltd	2,000	11,819	(f) Current yield shown is as of period end.
Nagoya Railroad Co Ltd	500	15,600
Odakyu Electric Railway Co Ltd	700	16,435
Poste Italiane SpA (c)	1,797	20,399	Portfolio Summary (unaudited)
Seibu Holdings Inc	900	14,868	Location				Percent
SG Holdings Co Ltd	700	15,848	Japan				21.21%
Tobu Railway Co Ltd	500	18,200	United Kingdom				12.60%
Tokyu Corp	900	16,724	Canada				11.08%
West Japan Railway Co	200	17,378	Switzerland				10.92%
		$565,336	France				8.64%
Water — 0.17%			Germany				7.66%
Pennon Group PLC	2,319	31,485	Australia				5.84%
			Netherlands				4.06%
TOTAL COMMON STOCKS		$18,352,456	Italy				2.96%
			Spain				2.66%
PREFERRED STOCKS — 0.90%	Shares Held	Value	Hong Kong				1.91%
Auto Manufacturers — 0.66%			Sweden				1.87%
Porsche Automobil Holding SE			Denmark				1.49%
3.24%, 03/24/2021	314	23,471	United States				1.22%
Volkswagen AG 2.84%, 09/29/2023	507	100,228	Belgium				1.20%
		$123,699	Ireland				1.11%
			Singapore				1.10%
Household Products/Wares — 0.24%			Finland				0.89%
Henkel AG & Co KGaA 1.98%, 08/07/2022	427	44,162	Austria				0.48%
			Norway				0.30%
TOTAL PREFERRED STOCKS		$167,861	Greece				0.27%
INVESTMENT COMPANIES — 1.09%	Shares Held	Value	Portugal				0.23%
Money Market Funds — 1.09%			Israel				0.16%
Principal Government Money Market Fund			Cyprus				0.14%
1.41% (d),(e),(f)	86,198	86,198	Luxembourg				0.13%
State Street Institutional U.S. Government			Jordan				0.12%
Money Market Fund 1.53% (f)	116,963	116,963	Russia				0.12%
			New Zealand				0.11%
TOTAL INVESTMENT COMPANIES		$203,161	United Arab Emirates				0.09%
			Cambodia				0.08%
Total Investments		$18,723,478	Macau				0.07%
Other Assets and Liabilities — (0.78)%		$(145,522)	China				0.06%
TOTAL NET ASSETS — 100.00%		$18,577,956	Other Assets and Liabilities				(0.78)%
			TOTAL NET ASSETS				100.00%
(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-income producing security
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $298,555 or 1.61% of net assets.

			June 30, 2019		Purchases	Sales	December 31, 2019
Affiliated Securities			Value		Cost	Proceeds	Value
Principal Government Money
Market Fund 1.41%				$—	$260,076	$173,878	$86,198
				$—	$260,076	$173,878	$86,198

						Realized
					Realized	Gain from	Change in
					Gain/Loss on	Capital Gain	Unrealized
			Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund 1.41%				$—	$—	$—	$—
				$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments

Principal Investment Grade Corporate Active ETF

December 31, 2019 (unaudited)

	Principal				Principal
BONDS — 98.39%	Amount	Value	BONDS (continued)		Amount	Value
Aerospace & Defense — 4.73%			Banks (continued)
Boeing Co/The			First Republic Bank
2.70%, 02/01/2027	$770,000	$780,710	2.50%, 06/06/2022		$250,000	$252,464
2.80%, 03/01/2024	300,000	306,858	4.63%, 02/13/2047		735,000	838,844
3.50%, 03/01/2039	350,000	361,390	Goldman Sachs Group Inc/The
3.63%, 03/01/2048	210,000	216,924	(3-month USD LIBOR + 1.05%),
3.75%, 02/01/2050	405,000	430,725	2.91%, 06/05/2023 (a)		1,195,000	1,214,702
3.90%, 05/01/2049	415,000	450,542	3.63%, 02/20/2024		1,230,000	1,291,191
Lockheed Martin Corp			3.85%, 01/26/2027		1,060,000	1,128,421
3.35%, 09/15/2021	280,000	287,015	5.75%, 01/24/2022		470,000	504,552
4.09%, 09/15/2052	220,000	258,146	HSBC Holdings PLC
United Technologies Corp			(3-month USD LIBOR + 1.14%),
3.10%, 06/01/2022	320,000	328,333	2.63%, 11/07/2025 (a)		565,000	567,254
3.65%, 08/16/2023	190,000	200,337	(3-month USD LIBOR + 1.21%),
3.95%, 08/16/2025	435,000	474,401	3.80%, 03/11/2025 (a)		250,000	262,452
4.13%, 11/16/2028	405,000	455,663	JPMorgan Chase & Co
4.50%, 06/01/2042	740,000	887,202	4.35%, 08/15/2021		500,000	519,260
4.63%, 11/16/2048	200,000	250,636	5.50%, 10/15/2040		980,000	1,318,612
		$5,688,882	Morgan Stanley
			5.00%, 11/24/2025		265,000	298,497
Agriculture — 2.32%			(3-month USD LIBOR + 3.81%),
Altria Group Inc			5.55%, 07/15/2020 (a),(b)		975,000	994,344
4.00%, 01/31/2024	450,000	477,502	5.75%, 01/25/2021		1,050,000	1,090,499
5.80%, 02/14/2039	95,000	111,769	Royal Bank of Scotland Group PLC
5.95%, 02/14/2049	355,000	430,426	5.13%, 05/28/2024		1,250,000	1,354,379
BAT Capital Corp			Santander UK PLC
3.22%, 08/15/2024	880,000	900,133	5.00%, 11/07/2023 (c)		335,000	360,213
3.22%, 09/06/2026	440,000	443,374	Skandinaviska Enskilda Banken AB
4.54%, 08/15/2047	315,000	316,803	(5-year Swap rate + 3.85%),
Reynolds American Inc			5.75%, 05/13/2020 (a),(b)		3,000,000	3,019,200
5.85%, 08/15/2045	95,000	109,031	Svenska Handelsbanken AB
		$2,789,038	3.90%, 11/20/2023		355,000	380,271
Airlines — 2.60%			Synchrony Bank
American Airlines 2013-2 Class A Pass Through			3.00%, 06/15/2022		1,661,000	1,693,582
Trust			Truist Bank
4.95%, 07/15/2024	734,982	766,192	4.05%, 11/03/2025		10,000	10,987
Continental Airlines 2012-1 Class A Pass Through			UBS AG
			4.50%, 06/26/2048 (c)		235,000	294,444
Trust
4.15%, 10/11/2025	761,688	800,335	US Bancorp
JetBlue 2019-1 Class AA Pass Through Trust			3.00%, 07/30/2029		300,000	309,892
2.75%, 11/15/2033	230,000	232,897	Wells Fargo & Co
United Airlines 2014-2 Class A Pass Through Trust			3.75%, 01/24/2024		770,000	814,141
3.75%, 03/03/2028	580,201	611,394	4.40%, 06/14/2046		355,000	404,919
United Airlines 2019-2 Class AA Pass Through			Westpac Banking Corp
			(5-year Treasury Constant Maturity Rate +
Trust
2.70%, 11/01/2033	205,000	205,798	2.00	%),
			4.11%, 07/24/2034 (a)		220,000	230,636
US Airways 2013-1 Class A Pass Through Trust
3.95%, 05/15/2027	489,270	514,636	Zions Bancorp NA
			3.50%, 08/27/2021		1,100,000	1,125,766
		$3,131,252
						$24,408,749
Auto Manufacturers — 0.82%
General Motors Financial Co Inc			Beverages — 3.83%
3.95%, 04/13/2024	950,000	993,182	Anheuser-Busch Cos LLC / Anheuser-Busch
			InBev Worldwide Inc
Banks — 20.28%			3.65%, 02/01/2026		325,000	346,633
Bank of America Corp			4.90%, 02/01/2046		385,000	456,657
(3-month USD LIBOR + 0.01%),			Anheuser-Busch InBev Finance Inc
2.88%, 10/22/2030 (a)	670,000	675,886	3.70%, 02/01/2024		235,000	249,193
(3-month USD LIBOR + 1.18%),			Anheuser-Busch InBev Worldwide Inc
3.19%, 07/23/2030 (a)	465,000	481,082	4.15%, 01/23/2025		400,000	435,947
(3-month USD LIBOR + 0.97%),			4.60%, 04/15/2048		585,000	669,476
3.46%, 03/15/2025 (a)	15,000	15,664	5.45%, 01/23/2039		295,000	371,237
(3-month USD LIBOR + 1.21%),			Constellation Brands Inc
3.97%, 02/07/2030 (a)	1,220,000	1,339,399	2.65%, 11/07/2022		315,000	319,434
4.10%, 07/24/2023	445,000	474,679	3.70%, 12/06/2026		330,000	350,435
4.20%, 08/26/2024	225,000	241,608	4.40%, 11/15/2025		525,000	573,708
4.25%, 10/22/2026	310,000	338,151	Keurig Dr Pepper Inc
(3-month USD LIBOR + 1.31%),			3.55%, 05/25/2021		815,000	832,408
4.27%, 07/23/2029 (a)	350,000	389,030
						$4,605,128
Citigroup Inc
(3-month USD LIBOR + 1.15%),			Biotechnology — 0.42%
3.52%, 10/27/2028 (a)	165,000	173,728	Gilead Sciences Inc
			2.55%, 09/01/2020		500,000	502,131

See accompanying notes.

Schedule of Investments

Principal Investment Grade Corporate Active ETF

December 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount	Value	BONDS (continued)	Amount	Value
Chemicals — 0.54%			Electric (continued)
DuPont de Nemours Inc			Southern California Edison Co
5.32%, 11/15/2038	$425,000	$507,310	4.20%, 03/01/2029	$600,000	$664,281
5.42%, 11/15/2048	120,000	148,066	4.88%, 03/01/2049	515,000	610,980
		$655,376	Southern Co/The
			(3-month USD LIBOR + 3.63%),
Commercial Services — 0.74%			5.50%, 03/15/2057 (a)	715,000	749,378
Global Payments Inc			Tucson Electric Power Co
2.65%, 02/15/2025	230,000	231,047	4.85%, 12/01/2048	150,000	183,101
PayPal Holdings Inc			Virginia Electric & Power Co
2.20%, 09/26/2022	345,000	346,962	3.80%, 04/01/2028	595,000	647,471
2.65%, 10/01/2026	310,000	314,354	4.60%, 12/01/2048	55,000	67,439
		$892,363	Xcel Energy Inc
Computers — 2.00%			2.60%, 12/01/2029	390,000	386,528
Apple Inc					$10,559,212
2.20%, 09/11/2029	355,000	348,335	Environmental Control — 1.24%
3.35%, 02/09/2027	415,000	442,052	Republic Services Inc
4.65%, 02/23/2046	850,000	1,066,540	2.50%, 08/15/2024	195,000	197,233
Dell International LLC / EMC Corp			Waste Connections Inc
4.90%, 10/01/2026 (c)	305,000	335,866
			4.25%, 12/01/2028	340,000	379,169
8.35%, 07/15/2046 (c)	155,000	213,580
			Waste Management Inc
		$2,406,373	3.20%, 06/15/2026	875,000	916,722
Diversified Financial Services — 3.03%					$1,493,124
Blackstone Holdings Finance Co LLC			Food — 0.77%
2.50%, 01/10/2030 (c)	140,000	138,304
			Kraft Heinz Foods Co
3.50%, 09/10/2049 (c)	250,000	246,543	4.63%, 10/01/2039 (c)	340,000	354,484
Brookfield Finance Inc			McCormick & Co Inc
4.00%, 04/01/2024	450,000	482,659	3.15%, 08/15/2024	550,000	571,155
4.70%, 09/20/2047	90,000	103,519
4.85%, 03/29/2029	280,000	320,632			$925,639
GE Capital International Funding Co Unlimited Co			Gas — 0.86%
4.42%, 11/15/2035	280,000	299,525	Dominion Energy Gas Holdings LLC
Nuveen Finance LLC			2.50%, 11/15/2024	225,000	226,054
4.13%, 11/01/2024 (c)	1,770,000	1,923,540	3.00%, 11/15/2029	170,000	169,428
Nuveen LLC			Piedmont Natural Gas Co Inc
4.00%, 11/01/2028 (c)	115,000	128,072	3.50%, 06/01/2029	600,000	641,675
		$3,642,794			$1,037,157
Electric — 8.77%			Healthcare — Products — 2.29%
Alabama Power Co			Abbott Laboratories
3.45%, 10/01/2049	255,000	261,632	3.75%, 11/30/2026	390,000	426,134
CMS Energy Corp			4.90%, 11/30/2046	760,000	998,837
3.00%, 05/15/2026	335,000	344,308	Boston Scientific Corp
Commonwealth Edison Co			4.00%, 03/01/2029	370,000	409,492
4.00%, 03/01/2049	540,000	611,520	4.70%, 03/01/2049	535,000	651,059
Dominion Energy Inc			Medtronic Inc
4.25%, 06/01/2028	690,000	763,457	3.50%, 03/15/2025	212,000	227,261
DTE Electric Co			4.63%, 03/15/2045	39,000	49,123
3.95%, 03/01/2049	165,000	188,858			$2,761,906
DTE Energy Co
3.40%, 06/15/2029	625,000	644,416	Healthcare — Services — 0.36%
Duke Energy Florida LLC			Centene Corp
			4.63%, 12/15/2029 (c)	245,000	257,581
3.80%, 07/15/2028	390,000	427,240
Duke Energy Ohio Inc			UnitedHealth Group Inc
4.30%, 02/01/2049	165,000	192,397	3.50%, 08/15/2039	170,000	178,532
Evergy Inc					$436,113
2.90%, 09/15/2029	330,000	328,450	Insurance — 6.16%
Exelon Corp			AIA Group Ltd
3.50%, 06/01/2022	1,135,000	1,165,697	3.20%, 03/11/2025 (c)	910,000	933,760
MidAmerican Energy Co			American International Group Inc
3.15%, 04/15/2050	270,000	266,710	3.90%, 04/01/2026	600,000	644,488
4.25%, 07/15/2049	40,000	48,021	4.50%, 07/16/2044	920,000	1,061,247
NextEra Energy Capital Holding Inc			Arch Capital Finance LLC
3.50%, 04/01/2029	710,000	755,837	5.03%, 12/15/2046	395,000	493,999
NextEra Energy Capital Holdings Inc			Markel Corp
2.75%, 11/01/2029	380,000	382,027	3.35%, 09/17/2029	100,000	102,449
Northern States Power Co			4.30%, 11/01/2047	350,000	365,794
2.90%, 03/01/2050	200,000	191,072	PartnerRe Finance B LLC
NSTAR Electric Co			3.70%, 07/02/2029	365,000	379,431
3.25%, 05/15/2029	305,000	322,077	Swiss Re Finance Luxembourg SA
Public Service Co of Colorado			(5-year Treasury Constant Maturity Rate + 3.58),
4.05%, 09/15/2049	310,000	356,315	5.00%, 04/02/2049 (a),(c)	400,000	445,500

See accompanying notes.

Schedule of Investments

Principal Investment Grade Corporate Active ETF

December 31, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount	Value	BONDS (continued)	Amount	Value
Insurance (continued)			Oil & Gas (continued)
XLIT Ltd			Shell International Finance BV
4.45%, 03/31/2025	$1,780,000	$1,939,504	3.13%, 11/07/2049	$100,000	$98,779
5.50%, 03/31/2045	825,000	1,049,487	Total Capital International SA
		$7,415,659	2.83%, 01/10/2030	535,000	549,964
			3.46%, 07/12/2049	55,000	57,869
Iron & Steel — 0.28%
Steel Dynamics Inc					$5,162,070
2.80%, 12/15/2024	95,000	95,609	Pharmaceuticals — 8.54%
3.45%, 04/15/2030	135,000	136,604	AbbVie Inc
Vale Overseas Ltd			2.30%, 11/21/2022 (c)	170,000	170,859
6.88%, 11/21/2036	80,000	104,000	2.60%, 11/21/2024 (c)	290,000	292,347
		$336,213	2.95%, 11/21/2026 (c)	300,000	305,449
			4.05%, 11/21/2039 (c)	180,000	189,190
Machinery — Construction & Mining — 0.23%
Caterpillar Inc			Bayer US Finance II LLC
			3.88%, 12/15/2023 (c)	400,000	419,912
3.25%, 09/19/2049	280,000	281,157
			Becton Dickinson and Co
Media — 4.60%			3.36%, 06/06/2024	475,000	494,732
Charter Communications Operating LLC / Charter			3.70%, 06/06/2027	235,000	250,087
Communications Operating Capital			4.69%, 12/15/2044	454,000	531,320
3.58%, 07/23/2020	730,000	734,652	Bristol-Myers Squibb Co
4.80%, 03/01/2050	375,000	395,439	2.60%, 05/16/2022 (c)	360,000	365,997
Comcast Corp			2.88%, 08/15/2020 (c)	530,000	532,970
2.65%, 02/01/2030	135,000	135,578	2.90%, 07/26/2024 (c)	365,000	376,898
3.38%, 02/15/2025	1,025,000	1,081,635	3.40%, 07/26/2029 (c)	35,000	37,458
3.95%, 10/15/2025	485,000	529,335	4.13%, 06/15/2039 (c)	495,000	571,352
4.60%, 10/15/2038	670,000	798,819	4.25%, 10/26/2049 (c)	565,000	670,811
4.70%, 10/15/2048	265,000	327,213	Cigna Corp
Fox Corp			3.40%, 09/17/2021	1,030,000	1,054,371
5.48%, 01/25/2039 (c)	305,000	373,196
			4.38%, 10/15/2028	210,000	232,656
NBCUniversal Media LLC			4.90%, 12/15/2048	50,000	59,725
4.45%, 01/15/2043	510,000	594,796	CVS Health Corp
ViacomCBS Inc			2.63%, 08/15/2024	145,000	146,237
4.38%, 03/15/2043	75,000	79,520	3.00%, 08/15/2026	115,000	117,329
5.25%, 04/01/2044	415,000	481,583	3.70%, 03/09/2023	1,325,000	1,381,095
		$5,531,766	4.30%, 03/25/2028	270,000	294,959
Mining — 0.84%			5.05%, 03/25/2048	195,000	231,080
BHP Billiton Finance USA Ltd			Zoetis Inc
(5-year Swap rate + 5.09%),			3.90%, 08/20/2028	1,195,000	1,296,741
6.75%, 10/19/2075 (a),(c)	500,000	587,085	4.45%, 08/20/2048	225,000	261,792
Teck Resources Ltd					$10,285,367
5.40%, 02/01/2043	400,000	422,945
			Pipelines — 5.26%
		$1,010,030	Energy Transfer Operating LP
Miscellaneous Manufacture — 1.24%			5.15%, 03/15/2045	100,000	105,284
General Electric Co			5.25%, 04/15/2029	195,000	219,123
5.30%, 02/11/2021	1,000,000	1,031,729	6.25%, 04/15/2049	425,000	512,895
5.88%, 01/14/2038	185,000	224,879	Enterprise Products Operating LLC
Parker-Hannifin Corp			3.13%, 07/31/2029	345,000	355,006
2.70%, 06/14/2024	130,000	132,815	4.20%, 01/31/2050	585,000	627,957
4.00%, 06/14/2049	95,000	102,751	Kinder Morgan Energy Partners LP
		$1,492,174	4.70%, 11/01/2042	360,000	384,630
			MPLX LP
Oil & Gas — 4.29%			4.00%, 03/15/2028	120,000	124,293
BP Capital Markets America Inc			4.88%, 12/01/2024	265,000	288,106
3.41%, 02/11/2026	480,000	511,440	5.50%, 02/15/2049	460,000	522,599
4.23%, 11/06/2028	210,000	237,521	Sabine Pass Liquefaction LLC
Canadian Natural Resources Ltd			5.00%, 03/15/2027	575,000	632,954
4.95%, 06/01/2047	140,000	170,246	5.63%, 03/01/2025	180,000	202,735
Continental Resources Inc
			5.75%, 05/15/2024	1,620,000	1,807,431
3.80%, 06/01/2024	765,000	791,230
4.90%, 06/01/2044	110,000	116,793	Western Midstream Operating LP
Exxon Mobil Corp			5.50%, 08/15/2048	190,000	167,128
2.02%, 08/16/2024	200,000	200,724	Williams Cos Inc/The
2.44%, 08/16/2029	325,000	328,165	5.75%, 06/24/2044	325,000	385,172
3.00%, 08/16/2039	100,000	100,267			$6,335,313
3.10%, 08/16/2049	90,000	89,858	REITs — 3.07%
Marathon Oil Corp			Alexandria Real Estate Equities Inc
4.40%, 07/15/2027	390,000	424,167	3.45%, 04/30/2025	920,000	966,739
6.60%, 10/01/2037	600,000	765,539	4.70%, 07/01/2030	570,000	657,074
Occidental Petroleum Corp			American Tower Corp
2.90%, 08/15/2024	165,000	167,696	3.80%, 08/15/2029	225,000	240,554
3.20%, 08/15/2026	150,000	151,802
			Camden Property Trust
3.50%, 08/15/2029	230,000	234,800
4.40%, 08/15/2049	160,000	165,210	3.15%, 07/01/2029	55,000	57,291

See accompanying notes.

Schedule of Investments

Principal Investment Grade Corporate Active ETF

December 31, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount	Value	BONDS (continued)		Amount	Value
REITs (continued)			Transportation — 0.10%
CyrusOne LP / CyrusOne Finance Corp			Burlington Northern Santa Fe LLC
2.90%, 11/15/2024	$270,000	$271,037	4.15%, 12/15/2048		$105,000	$120,996
Essex Portfolio LP
3.00%, 01/15/2030	335,000	339,052	TOTAL BONDS			$118,443,644
4.00%, 03/01/2029	260,000	282,539	INVESTMENT COMPANIES — 0.72%		Shares Held	Value
Healthcare Trust of America Holdings LP
3.10%, 02/15/2030	345,000	342,637	Money Market Fund — 0.72%
Mid-America Apartments LP			State Street Institutional U.S. Government
			Money Market Fund 1.53% (d)		874,420	874,420
3.95%, 03/15/2029	205,000	223,725
VEREIT Operating Partnership LP
3.10%, 12/15/2029	325,000	319,380	TOTAL INVESTMENT COMPANIES			$874,420
		$3,700,028	Total Investments			$119,318,064
			Other Assets and Liabilities — 0.89%			$1,066,512
Retail — 0.33%
Walmart Inc			TOTAL NET ASSETS — 100.00%			$120,384,576
2.85%, 07/08/2024	335,000	347,578
			(a) Rate shown is as of period end. The rate may be a variable or floating rate
4.05%, 06/29/2048	45,000	53,340
			or a fixed rate which may convert to a variable or floating rate in the
		$400,918
			future.
Semiconductors — 0.74%			(b) Perpetual security. Perpetual securities pay an indefinite stream of interest,
Lam Research Corp
4.88%, 03/15/2049	45,000	56,354	but they may be called by the issuer at an earlier date. Date shown, if any,
Texas Instruments Inc			reflects the next call date or final legal maturity date. Rate shown is as of
2.25%, 09/04/2029	210,000	207,356	period end.
Xilinx Inc			(c) Security exempt from registration under Rule 144A of the Securities Act
2.95%, 06/01/2024	605,000	621,859	of 1933. These securities may be resold in transactions exempt from
		$885,569	registration, normally to qualified institutional buyers. At the end of the
Software — 1.30%			period, the value of these securities totaled $10,525,411 or 8.74% of net
Fiserv Inc			assets.
3.50%, 07/01/2029	335,000	352,111	(d) Current yield shown is as of period end.
3.80%, 10/01/2023	485,000	512,328
Microsoft Corp
3.70%, 08/08/2046	615,000	695,414	Portfolio Summary (unaudited)
		$1,559,853	Sector			Percent
Telecommunications — 5.81%			Financial			32.54%
AT&T Inc			Consumer, Non-cyclical			19.27%
3.60%, 07/15/2025	1,030,000	1,090,310	Communications			10.41%
4.05%, 12/15/2023	750,000	803,689	Utilities			9.63%
4.75%, 05/15/2046	675,000	763,926	Energy			9.55%
5.35%, 09/01/2040	290,000	350,020	Industrial			7.54%
5.38%, 10/15/2041	725,000	862,705	Technology			4.03%
Rogers Communications Inc			Consumer, Cyclical			3.76%
3.70%, 11/15/2049	210,000	211,996	Basic Materials			1.66%
4.35%, 05/01/2049	470,000	526,208	Investment Companies			0.72%
TELUS Corp			Other Assets and Liabilities			0.89%
4.30%, 06/15/2049	410,000	452,053	TOTAL NET ASSETS			100.00%
Verizon Communications Inc
3.88%, 02/08/2029	755,000	832,851
5.25%, 03/16/2037	630,000	791,235
Vodafone Group PLC
4.88%, 06/19/2049	270,000	313,119
		$6,998,112

			June 30, 2019	Purchases	Sales	December 31, 2019
Affiliated Securities			Value	Cost	Proceeds	Value
Principal Government Money
Market Fund 1.41%			$—	$1,255,685	$1,255,685	$—
			$—	$1,255,685	$1,255,685	$—

					Realized
				Realized	Gain from	Change in
				Gain/Loss on	Capital Gain	Unrealized
			Income (a)	Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund 1.41%			$—	$—	$—	$—
			$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

     Schedule of Investments Principal Millennials Index ETF December 31, 2019 (unaudited)

COMMON STOCKS — 99.81%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Apparel — 8.39%			Internet — 25.75%
adidas AG	2,518	$818,523	Alibaba Group Holding Ltd ADR (a)	2,236	$474,256
boohoo Group PLC (a)	32,569	128,517	Alphabet Inc, Class C (a)	377	504,056
Capri Holdings Ltd (a)	10,029	382,606	Amazon.com Inc (a)	65	120,110
Carter’s Inc	553	60,465	ASOS PLC (a)	7,333	327,629
Columbia Sportswear Co	535	53,602	Baozun Inc ADR (a),(c)	1,930	63,922
Deckers Outdoor Corp (a)	379	63,998	Booking Holdings Inc (a)	253	519,594
Gildan Activewear Inc	2,175	64,301	eBay Inc	3,119	112,627
Hanesbrands Inc	3,116	46,273	Facebook Inc, Class A (a)	2,649	543,707
NIKE Inc, Class B	1,375	139,301	IAC/InterActiveCorp (a)	2,101	523,380
Tapestry Inc	3,560	96,013	JOYY Inc (a)	3,635	191,892
Under Armour Inc, Class C (a)	2,952	56,619	Match Group Inc (a),(c)	5,847	480,097
		$1,910,218	Naspers Ltd, Class N	1,764	288,516
			Netflix Inc (a)	1,238	400,580
Beverages — 3.62%			Rightmove PLC	12,075	101,341
Brown-Forman Corp, Class B	2,162	146,151	SINA Corp (a)	1,304	52,069
Constellation Brands Inc, Class A	660	125,235	Snap Inc, Class A (a)	20,013	326,812
Davide Campari-Milano SpA	31,107	284,027	Tencent Holdings Ltd	3,445	166,054
Diageo PLC	3,867	163,937	Trip.com Group Ltd ADR (a)	9,333	313,029
Molson Coors Brewing Co, Class B	1,940	104,566	TripAdvisor Inc	1,217	36,972
		$823,916	Twitter Inc (a)	3,470	111,213
			Yandex NV, Class A (a)	4,632	201,446
Chemicals — 0.85%
Givaudan SA	62	194,174			$5,859,302

Commercial Services — 12.89%			Leisure Time — 1.58%
Adyen NV (a),(b)	202	165,632	Planet Fitness Inc, Class A (a)	4,813	359,435
Bright Horizons Family Solutions Inc (a)	2,604	391,355
			Media — 3.83%
Care.com Inc (a)	11,237	168,892	AMC Networks Inc, Class A (a)	982	38,789
China Yuhua Education Corp Ltd (b)	196,000	132,557
			Comcast Corp, Class A	2,897	130,278
Global Payments Inc	836	152,620	MSG Networks Inc, Class A (a)	2,562	44,579
GMO Payment Gateway Inc	1,100	75,726	ViacomCBS Inc, Class B	2,434	102,155
New Oriental Education & Technology Group Inc			Vivendi SA	14,063	407,297
ADR (a)	5,098	618,132
			Walt Disney Co/The	1,028	148,679
PayPal Holdings Inc (a)	4,251	459,831
TAL Education Group ADR (a)	12,729	613,538			$871,777
Wirecard AG	1,280	154,346	Real Estate — 0.48%
		$2,932,629	REA Group Ltd	1,512	109,924
Computers — 1.27%			REITs — 1.06%
Apple Inc	609	178,833	AvalonBay Communities Inc	577	120,997
International Business Machines Corp	820	109,913	Essex Property Trust Inc	400	120,344
		$288,746			$241,341
Construction Materials — 0.97%			Retail — 19.89%
Fortune Brands Home & Security Inc	1,215	79,388	American Eagle Outfitters Inc	2,513	36,941
Masco Corp	2,945	141,331	At Home Group Inc (a),(c)	3,119	17,154
			Chipotle Mexican Grill Inc (a)	414	346,564
		$220,719	Dick’s Sporting Goods Inc	1,574	77,897
Diversified Financial Services — 5.39%			Domino’s Pizza Inc	443	130,145
Discover Financial Services	6,205	526,308	Fast Retailing Co Ltd	900	538,401
LexinFintech Holdings Ltd ADR (a)	43,737	607,507	Foot Locker Inc	919	35,832
Pagseguro Digital Ltd, Class A (a)	2,688	91,822	Hennes & Mauritz AB, Class B	24,412	496,458
		$1,225,637	Home Depot Inc/The	2,301	502,492
			Industria de Diseno Textil SA	13,979	493,144
Electronics — 2.02%			Li Ning Co Ltd	51,000	152,824
Garmin Ltd	4,725	460,971	Lowe’s Cos Inc	1,058	126,706
Entertainment — 0.55%			Lululemon Athletica Inc (a)	2,695	624,351
Madison Square Garden Co/The, Class A (a)	190	55,896	Qurate Retail Inc, Series A (a)	3,486	29,387
SeaWorld Entertainment Inc (a)	2,163	68,589	Starbucks Corp	1,536	135,045
			Urban Outfitters Inc (a)	11,161	309,941
		$124,485
			Williams-Sonoma Inc	1,028	75,496
Food — 2.45%			Zalando SE (a),(b)	7,837	397,167
Kroger Co/The	4,705	136,398
Sprouts Farmers Market Inc (a)	2,587	50,058			$4,525,945
Takeaway.com NV (a),(b),(c)	4,024	371,028	Semiconductors — 0.67%
			NVIDIA Corp	644	151,533
		$557,484
Home Builders — 0.27%			Software — 5.33%
Toll Brothers Inc	1,539	60,806	Activision Blizzard Inc	2,507	148,966
			Bilibili Inc ADR (a)	16,137	300,471
Home Furnishings — 1.78%			Cornerstone OnDemand Inc (a)	1,017	59,545
Sleep Number Corp (a)	1,185	58,349	Microsoft Corp	981	154,704
Sony Corp	3,800	258,836	Momo Inc ADR	12,004	402,134
Tempur Sealy International Inc (a)	1,004	87,408	Take-Two Interactive Software Inc (a)	1,209	148,018
		$404,593			$1,213,838

See accompanying notes.

Schedule of Investments
Principal Millennials Index ETF
December 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Toys, Games & Hobbies — 0.77%
Funko Inc, Class A (a)	10,228	$175,513

TOTAL COMMON STOCKS		$22,712,986
INVESTMENT COMPANIES — 3.54%	Shares Held	Value
Money Market Funds — 3.54%
Principal Government Money Market Fund
1.41% (d),(e),(f)	729,339	729,339
State Street Institutional U.S. Government
Money Market Fund 1.53% (f)	76,021	76,021

TOTAL INVESTMENT COMPANIES		$805,360
Total Investments		$23,518,346
Other Assets and Liabilities — (3.35)%		$(761,965)
TOTAL NET ASSETS — 100.00%		$22,756,381

(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,066,384 or 4.69% of net assets.
(c) Security or a portion of the security was on loan at the end of the period.
(d) Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled
$729,339 or 3.20% of net assets.
(e) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(f) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Cyclical		33.23%
Communications		31.35%
Consumer, Non-cyclical		18.96%
Financial		6.93%
Technology		5.50%
Investment Companies		3.54%
Industrial		2.99%
Basic Materials		0.85%
Other Assets and Liabilities		(3.35)%
TOTAL NET ASSETS		100.00%

			June 30, 2019	Purchases	Sales	December 31,2019
Affiliated Securities			Value	Cost	Proceeds	Value
Principal Government Money
Market Fund 1.41%			$—	$2,490,336	$1,760,997	$729,339
			$—	$2,490,336	$1,760,997	$729,339

					Realized
				Realized	Gain from	Change in
				Gain/Loss on	Capital Gain	Unrealized
			Income (a)	Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund 1.41%			$—	$—	$—	$—
			$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

     Schedule of Investments Principal Price Setters Index ETF

December 31, 2019 (unaudited)

COMMON STOCKS — 99.74%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Advertising — 0.28%			Diversified Financial Services (continued)
Omnicom Group Inc	633	$51,286	TD Ameritrade Holding Corp	2,011	$99,947
Aerospace & Defense — 1.11%			Visa Inc, Class A	1,099	206,502
Lockheed Martin Corp	529	205,982			$1,722,292

Auto Manufacturers — 0.72%			Electric — 0.99%
Cummins Inc	745	133,325	AES Corp	6,586	131,061
			DTE Energy Co	396	51,429
Banks — 6.32%
Comerica Inc	1,322	94,854			$182,490
Huntington Bancshares Inc	3,296	49,704	Electrical Components & Equipment — 1.11%
JPMorgan Chase & Co	1,560	217,464	AMETEK Inc	2,057	205,165
KeyCorp	2,689	54,425	Electronics — 5.84%
M&T Bank Corp	944	160,244	Allegion PLC	1,806	224,919
Northern Trust Corp	524	55,670	Amphenol Corp, Class A	1,735	187,779
PNC Financial Services Group Inc/The	383	61,138	Garmin Ltd	1,368	133,462
SVB Financial Group (a)	457	114,725
			Honeywell International Inc	311	55,047
Truist Financial Corp	2,215	124,749	Mettler-Toledo International Inc (a)	240	190,387
US Bancorp	3,168	187,831	TE Connectivity Ltd	1,375	131,780
Zions Bancorp NA	957	49,687	Waters Corp (a)	673	157,247
		$1,170,491			$1,080,621
Beverages — 2.44%			Environmental Control — 0.58%
Brown-Forman Corp, Class B	988	66,789	Republic Services Inc	605	54,226
Coca-Cola Co/The	2,522	139,593	Waste Management Inc	473	53,903
Constellation Brands Inc, Class A	283	53,699
PepsiCo Inc	1,408	192,431			$108,129
		$452,512	Food — 3.38%
			Hershey Co/The	1,469	215,914
Biotechnology — 1.33%			McCormick & Co Inc	1,203	204,185
Amgen Inc	604	145,606	Sysco Corp	2,404	205,638
Biogen Inc (a)	146	43,323
Vertex Pharmaceuticals Inc (a)	259	56,708			$625,737
		$245,637	Hand/Machine Tools — 0.28%
			Snap-on Inc	306	51,836
Chemicals — 1.76%
Air Products & Chemicals Inc	270	63,447	Healthcare — Products — 5.41%
Celanese Corp	1,104	135,925	Align Technology Inc (a)	438	122,220
FMC Corp	1,261	125,873	Baxter International Inc	664	55,524
			IDEXX Laboratories Inc (a)	541	141,271
		$325,245
			Intuitive Surgical Inc (a)	89	52,612
Commercial Services — 6.30%			Medtronic PLC	1,264	143,401
Automatic Data Processing Inc	1,060	180,730	ResMed Inc	1,586	245,782
Cintas Corp	554	149,070	Stryker Corp	862	180,968
FleetCor Technologies Inc (a)	489	140,695	Thermo Fisher Scientific Inc	186	60,426
MarketAxess Holdings Inc	467	177,044
Moody’s Corp	940	223,166			$1,002,204
Rollins Inc	2,901	96,197	Healthcare — Services — 1.06%
S&P Global Inc	239	65,259	UnitedHealth Group Inc	670	196,967
Verisk Analytics Inc	894	133,510	Household Products — 1.76%
		$1,165,671	Colgate-Palmolive Co	721	49,633
Computers — 2.24%			Estee Lauder Cos Inc/The, Class A	1,035	213,769
Accenture PLC, Class A	1,008	212,255	Procter & Gamble Co/The	503	62,825
Cognizant Technology Solutions Corp, Class A	2,301	142,708			$326,227
Fortinet Inc (a)	552	58,931
			Household Products/Wares — 1.20%
		$413,894	Avery Dennison Corp	452	59,131
Construction Materials — 0.26%			Church & Dwight Co Inc	722	50,785
Lennox International Inc	195	47,574	Clorox Co/The	728	111,777

Distribution/Wholesale — 1.03%					$221,693
Fastenal Co	5,186	191,623	Insurance — 2.00%
			Arthur J Gallagher & Co	597	56,852
Diversified Financial Services — 9.30%			Brown & Brown Inc	3,859	152,353
Alliance Data Systems Corp	277	31,079	Progressive Corp/The	2,237	161,937
American Express Co	1,519	189,100
Capital One Financial Corp	1,948	200,469			$371,142
Cboe Global Markets Inc	499	59,880	Internet — 2.51%
Charles Schwab Corp/The	1,035	49,225	Booking Holdings Inc (a)	96	197,158
Credit Acceptance Corp (a)	259	114,563	CDW Corp	1,210	172,837
Discover Financial Services	669	56,745	F5 Networks Inc (a)	685	95,660
E*TRADE Financial Corp	972	44,100			$465,655
Mastercard Inc, Class A	728	217,373
Raymond James Financial Inc	1,374	122,918	Iron & Steel — 0.57%
SEI Investments Co	2,150	140,782	Nucor Corp	1,871	105,300
Synchrony Financial	1,459	52,539
T Rowe Price Group Inc	1,125	137,070

See accompanying notes.

     Schedule of Investments Principal Price Setters Index ETF

December 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Machinery — Diversified — 4.62%			Software (continued)
Graco Inc	3,473	$180,596	Paycom Software Inc (a)	266	$70,426
IDEX Corp	1,131	194,532	Veeva Systems Inc, Class A (a)	1,379	193,970
Rockwell Automation Inc	914	185,240			$2,034,489
Roper Technologies Inc	352	124,689
Xylem Inc	2,168	170,817	Transportation — 1.96%
			CH Robinson Worldwide Inc	1,273	99,549
		$855,874	Expeditors International of Washington Inc	1,534	119,683
Media — 1.22%			Old Dominion Freight Line Inc	761	144,422
FactSet Research Systems Inc	691	185,395			$363,654
ViacomCBS Inc, Class B	944	39,620
		$225,015	TOTAL COMMON STOCKS		$18,468,937
Miscellaneous Manufacture — 2.68%			INVESTMENT COMPANIES — 0.32%	Shares Held	Value
3M Co	555	97,913	Money Market Fund — 0.32%
Illinois Tool Works Inc	1,132	203,341	State Street Institutional U.S. Government
Ingersoll-Rand PLC	456	60,611	Money Market Fund 1.53% (b)	60,097	60,097
Parker-Hannifin Corp	652	134,195
		$496,060	TOTAL INVESTMENT COMPANIES		$60,097
Oil & Gas — 0.18%			Total Investments		$18,529,034
Cabot Oil & Gas Corp	1,935	33,688	Other Assets and Liabilities — (0.06)%		$(11,502)
Pharmaceuticals — 4.89%			TOTAL NET ASSETS — 100.00%		$18,517,532
AbbVie Inc	618	54,718
Bristol-Myers Squibb Co	3,157	202,648	(a) Non-income producing security.
Eli Lilly & Co	898	118,024	(b) Current yield shown is as of period end.
Johnson & Johnson	1,193	174,023
Merck & Co Inc	1,409	128,149	Portfolio Summary (unaudited)
Zoetis Inc	1,724	228,171
			Sector		Percent
		$905,733
			Consumer, Non-cyclical		27.77%
Pipelines — 0.30%			Financial		19.61%
ONEOK Inc	740	55,996	Technology		19.05%
REITs — 1.99%			Industrial		18.44%
Alexandria Real Estate Equities Inc	366	59,138	Consumer, Cyclical		7.07%
Extra Space Storage Inc	499	52,704	Communications		4.01%
Public Storage	773	164,618	Basic Materials		2.32%
Realty Income Corp	708	52,130	Utilities		0.99%
Simon Property Group Inc	262	39,028	Energy		0.48%
			Investment Companies		0.32%
		$367,618
			Other Assets and Liabilities		(0.06)%
Retail — 5.31%
Burlington Stores Inc (a)	676	154,148	TOTAL NET ASSETS		100.00%
Dollar General Corp	968	150,989
Home Depot Inc/The	884	193,048
O’Reilly Automotive Inc (a)	307	134,546
Ross Stores Inc	1,726	200,941
TJX Cos Inc/The	928	56,664
Ulta Salon Cosmetics & Fragrance Inc (a)	368	93,155
		$983,491
Semiconductors — 5.82%
Analog Devices Inc	1,071	127,278
Broadcom Inc	595	188,032
Intel Corp	2,142	128,199
KLA Corp	993	176,923
Lam Research Corp	275	80,410
Maxim Integrated Products Inc	2,073	127,510
Micron Technology Inc (a)	1,166	62,707
Texas Instruments Inc	469	60,168
Xilinx Inc	1,303	127,394
		$1,078,621
Software — 10.99%
Activision Blizzard Inc	1,131	67,204
Adobe Inc (a)	434	143,138
ANSYS Inc (a)	917	236,045
Broadridge Financial Solutions Inc	473	58,435
Cadence Design Systems Inc (a)	831	57,638
Citrix Systems Inc	1,070	118,663
Fiserv Inc (a)	1,349	155,985
Intuit Inc	659	172,612
Jack Henry & Associates Inc	851	123,965
Microsoft Corp	1,453	229,138
MSCI Inc	880	227,198
Paychex Inc	2,117	180,072

See accompanying notes.

     Schedule of Investments Principal Shareholder Yield Index ETF

December 31, 2019 (unaudited)

COMMON STOCKS — 99.67%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Aerospace & Defense — 1.00%			Computers (continued)
Boeing Co/The	207	$67,432	MAXIMUS Inc	1,281	$95,293
Spirit AeroSystems Holdings Inc, Class A	488	35,566	Seagate Technology PLC	1,054	62,713
		$102,998			$335,666
Agriculture — 0.45%			Construction Materials — 2.35%
Altria Group Inc	920	45,917	Fortune Brands Home & Security Inc	1,922	125,583
			Masco Corp	2,411	115,704
Airlines — 1.41%
Delta Air Lines Inc	992	58,012			$241,287
Southwest Airlines Co	1,614	87,124	Diversified Financial Services — 11.67%
		$145,136	Affiliated Managers Group Inc	440	37,286
			Alliance Data Systems Corp	518	58,120
Apparel — 1.36%
			Ally Financial Inc	1,815	55,466
Carter’s Inc	929	101,577
			Ameriprise Financial Inc	688	114,607
Hanesbrands Inc	2,593	38,506
			Capital One Financial Corp	588	60,511
		$140,083	Discover Financial Services	1,264	107,212
Auto Manufacturers — 1.60%			E*TRADE Financial Corp	1,846	83,753
Cummins Inc	593	106,123	Evercore Inc, Class A	995	74,386
PACCAR Inc	745	58,930	Franklin Resources Inc	2,811	73,030
			Intercontinental Exchange Inc	636	58,862
		$165,053	Lazard Ltd, Class A	2,416	96,543
Auto Parts & Equipment — 2.20%			Nasdaq Inc	537	57,513
Allison Transmission Holdings Inc	969	46,822	Santander Consumer USA Holdings Inc	4,405	102,945
BorgWarner Inc	2,229	96,694	SEI Investments Co	932	61,027
Lear Corp	603	82,732	Synchrony Financial	2,776	99,964
		$226,248	T Rowe Price Group Inc	481	58,605
Banks — 15.98%					$1,199,830
Associated Banc-Corp	3,883	85,581	Electrical Components & Equipment — 1.20%
Bank of America Corp	3,113	109,640	AMETEK Inc	618	61,639
Bank of New York Mellon Corp/The	918	46,203	Hubbell Inc	416	61,493
Bank OZK	2,758	84,133			$123,132
Citigroup Inc	1,415	113,044
Citizens Financial Group Inc	2,450	99,495	Electronics — 3.39%
Comerica Inc	1,038	74,477	Allegion PLC	545	67,874
Fifth Third Bancorp	1,783	54,810	Gentex Corp	2,411	69,871
Home BancShares Inc	4,643	91,281	Honeywell International Inc	593	104,961
Huntington Bancshares Inc	6,279	94,687	TE Connectivity Ltd	1,103	105,712
KeyCorp	5,125	103,730			$348,418
M&T Bank Corp	279	47,360
			Hand/Machine Tools — 0.94%
PacWest Bancorp	2,205	84,385
			Snap-on Inc	572	96,897
PNC Financial Services Group Inc/The	389	62,096
Popular Inc	855	50,231	Healthcare — Services — 0.51%
Regions Financial Corp	5,517	94,672	HCA Healthcare Inc	354	52,325
Synovus Financial Corp	1,215	47,628
			Home Builders — 1.67%
Truist Financial Corp	964	54,293
			PulteGroup Inc	1,817	70,499
US Bancorp	951	56,385
			Toll Brothers Inc	2,570	101,541
Wells Fargo & Co	1,813	97,539
Zions Bancorp NA	1,770	91,898			$172,040
		$1,643,568	Home Furnishings — 0.92%
			Whirlpool Corp	639	94,272
Beverages — 0.53%
Constellation Brands Inc, Class A	286	54,268	Insurance — 5.93%
			Allstate Corp/The	959	107,840
Biotechnology — 1.13%
			American Financial Group Inc	509	55,812
Amgen Inc	481	115,955
			First American Financial Corp	968	56,454
Chemicals — 2.80%			Lincoln National Corp	1,447	85,387
Celanese Corp	884	108,838	Primerica Inc	731	95,439
Chemours Co/The	1,268	22,938	Progressive Corp/The	661	47,850
LyondellBasell Industries NV, Class A	564	53,287	Prudential Financial Inc	955	89,522
PolyOne Corp	1,476	54,302	Unum Group	2,439	71,121
Westlake Chemical Corp	689	48,333			$609,425
		$287,698	Internet — 1.75%
Coal — 0.26%			CDW Corp	965	137,840
Peabody Energy Corp	2,901	26,457	Expedia Group Inc	392	42,391

Commercial Services — 2.31%					$180,231
H&R Block Inc	3,793	89,060
ManpowerGroup Inc	1,074	104,285	Iron & Steel — 0.80%
Robert Half International Inc	708	44,710	Steel Dynamics Inc	2,423	82,479
		$238,055	Leisure Time — 0.47%
			Harley-Davidson Inc	1,300	48,347
Computers — 3.26%
Apple Inc	284	83,397	Lodging — 0.53%
HP Inc	4,587	94,263	Las Vegas Sands Corp	784	54,127

See accompanying notes.

     Schedule of Investments Principal Shareholder Yield Index ETF

December 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Machinery — Construction & Mining — 1.07%			Transportation (continued)
Oshkosh Corp	1,164	$110,173	Union Pacific Corp	293	$52,971

Machinery — Diversified — 0.54%					$148,850
Rockwell Automation Inc	275	55,734
			TOTAL COMMON STOCKS		$10,250,516
Media — 3.90%
Altice USA Inc, Class A (a)	2,254	61,624	INVESTMENT COMPANIES — 0.35%	Shares Held	Value
Cable One Inc	52	77,401	Money Market Fund — 0.35%
Comcast Corp, Class A	2,365	106,354	State Street Institutional U.S. Government
News Corp, Class A	3,702	52,346	Money Market Fund 1.53% (b)	35,844	35,844
ViacomCBS Inc, Class B	960	40,291
Walt Disney Co/The	435	62,914	TOTAL INVESTMENT COMPANIES		$35,844
		$400,930	Total Investments		$10,286,360
Miscellaneous Manufacture — 2.21%			Other Assets and Liabilities — (0.02)%		$(2,353)
Eaton Corp PLC	615	58,253	TOTAL NET ASSETS — 100.00%		$10,284,007
Illinois Tool Works Inc	629	112,987
Parker-Hannifin Corp	275	56,601	(a) Non-income producing security.
		$227,841	(b) Current yield shown is as of period end.
Oil & Gas — 2.33%
Delek US Holdings Inc	1,363	45,701	Portfolio Summary (unaudited)
Marathon Petroleum Corp	1,477	88,989	Sector		Percent
Phillips 66	940	104,726	Financial		34.87%
		$239,416	Industrial		16.78%
Packaging & Containers — 1.57%			Consumer, Cyclical		16.31%
Packaging Corp of America	514	57,563	Technology		12.95%
Westrock Co	2,422	103,928	Consumer, Non-cyclical		6.93%
			Communications		5.65%
		$161,491	Basic Materials		3.60%
Pharmaceuticals — 2.00%			Energy		2.58%
AbbVie Inc	1,143	101,201	Investment Companies		0.35%
McKesson Corp	380	52,561	Other Assets and Liabilities		(0.02)%
Perrigo Co PLC	1,010	52,177	TOTAL NET ASSETS		100.00%
		$205,939
REITs — 0.46%
Apple Hospitality REIT Inc	2,924	47,515

Retail — 6.14%
Foot Locker Inc	810	31,582
Home Depot Inc/The	261	56,997
Kohl’s Corp	1,349	68,731
Lowe’s Cos Inc	870	104,191
Starbucks Corp	1,289	113,329
Tractor Supply Co	506	47,281
Walgreens Boots Alliance Inc	678	39,975
Williams-Sonoma Inc	1,557	114,346
Yum China Holdings Inc	1,156	55,500
		$631,932
Savings & Loans — 0.83%
Investors Bancorp Inc	7,194	85,717

Semiconductors — 7.08%
Applied Materials Inc	2,364	144,298
Broadcom Inc	329	103,971
Entegris Inc	1,388	69,525
KLA Corp	425	75,722
Lam Research Corp	515	150,586
Skyworks Solutions Inc	602	72,770
Texas Instruments Inc	864	110,843
		$727,715
Shipbuilding — 1.06%
Huntington Ingalls Industries Inc	436	109,384

Software — 2.61%
CDK Global Inc	831	45,439
Citrix Systems Inc	457	50,681
j2 Global Inc	578	54,164
MSCI Inc	266	68,676
Oracle Corp	925	49,007
		$267,967
Transportation — 1.45%
Landstar System Inc	842	95,879

See accompanying notes.

Schedule of Investments

Principal Spectrum Preferred Securities Active ETF

December 31, 2019 (unaudited)

	Principal			Principal
BONDS — 97.77%	Amount	Value	BONDS (continued)	Amount	Value
Banks — 37.67%			Insurance (continued)
Bank of America Corp			American International Group Inc
(3-month USD LIBOR + 3.90%),			(3-month USD LIBOR + 2.87%),
6.10%, 03/17/2025 (a),(b)	$4,000,000	$4,455,200	5.75%, 04/01/2048 (b)	$2,000,000	$2,198,920
(3-month USD LIBOR + 4.55%),			Argentum Netherlands BV for Swiss Re Ltd
6.30%, 03/10/2026 (a),(b)	400,000	462,000	(3-month USD LIBOR + 3.78%),
Bank of New York Mellon Corp/The			5.63%, 08/15/2052 (b)	4,000,000	4,441,000
(3-month USD LIBOR + 3.42%),			AXA SA
4.95%, 06/20/2020 (a),(b)	1,500,000	1,515,000	(3-month USD LIBOR + 2.26%),
BNP Paribas SA			6.38%, 12/14/2036 (a),(b),(c)	3,000,000	3,625,650
(3-month USD LIBOR + 1.29%),			Cloverie PLC for Zurich Insurance Co Ltd
7.20%, 06/25/2037 (a),(b),(c)	3,000,000	3,330,000	(3-month USD LIBOR + 4.92%),
Citigroup Inc			5.63%, 06/24/2046 (b)	4,000,000	4,500,000
(3-month USD LIBOR + 3.91%),			Meiji Yasuda Life Insurance Co
5.95%, 05/15/2025 (a),(b)	2,000,000	2,182,500	(5-year Swap rate + 4.23%),
Citizens Financial Group Inc			5.20%, 10/20/2045 (b),(c)	2,000,000	2,217,500
(3-month USD LIBOR + 3.16%),			MetLife Inc
6.38%, 04/06/2024 (a),(b)	2,000,000	2,135,000	9.25%, 04/08/2038 (c)	2,850,000	4,196,625
Goldman Sachs Group Inc/The			Progressive Corp/The
(5-year Treasury Constant Maturity			(3-month USD LIBOR + 2.54%),
Rate + 3.62%),			5.38%, 03/15/2023 (a),(b)	750,000	788,220
5.50%, 08/10/2024 (a),(b),(d)	3,000,000	3,210,000	Prudential Financial Inc
HSBC Capital Funding Dollar 1 LP			(3-month USD LIBOR + 3.92%),
(3-month USD LIBOR + 4.98%),			5.63%, 06/15/2043 (b)	3,000,000	3,225,000
10.18%, 06/30/2030 (a),(b)	2,075,000	3,423,750	QBE Insurance Group Ltd
JPMorgan Chase & Co			(10-year Swap rate + 4.40%),
(3-month USD LIBOR + 3.78%),			5.88%, 06/17/2046 (b)	2,000,000	2,180,242
6.75%, 02/01/2024 (a),(b)	2,600,000	2,936,050	Sumitomo Life Insurance Co
KeyCorp			(3-month USD LIBOR + 4.44%),
(3-month USD LIBOR + 3.61%),			6.50%, 09/20/2073 (b),(c)	4,000,000	4,455,000
5.00%, 09/15/2026 (a),(b)	600,000	637,584	Voya Financial Inc
Lloyds Bank PLC			(5-year United States Treasury + 3.36%),
(3-month USD LIBOR + 11.76%),			6.13%, 09/15/2023 (a),(b)	2,000,000	2,150,000
12.00%, 12/16/2024 (a),(b),(c)	2,520,000	3,058,282
				$36,128,297
Morgan Stanley
(3-month USD LIBOR + 3.81%),			Pipelines — 10.01%
5.55%, 07/15/2020 (a),(b)	2,000,000	2,039,680	Enbridge Inc
Truist Financial Corp			(3-month USD LIBOR + 3.89%),
			6.00%, 01/15/2077 (b)	3,000,000	3,176,400
(5-year Treasury Constant Maturity
Rate + 3.00%),			Enterprise Products Operating LLC
4.80%, 09/01/2024 (a),(b)	4,000,000	4,130,000	(3-month USD LIBOR + 3.03%),
			5.25%, 08/16/2077 (b)	2,000,000	2,023,960
US Bancorp
(3-month USD LIBOR + 2.91%),			Transcanada Trust
5.30%, 04/15/2027 (a),(b)	1,000,000	1,103,750	(3-month USD LIBOR + 4.15%),
			5.50%, 09/15/2079 (b)	4,600,000	4,827,700
Wells Fargo & Co
(3-month USD LIBOR + 3.99%),					$10,028,060
5.88%, 06/15/2025 (a),(b)	2,800,000	3,115,000
			Telecommunications — 2.35%
		$37,733,796	Vodafone Group PLC
Diversified Financial Services — 1.05%			(5-year Swap rate + 4.87%),
			7.00%, 04/04/2079 (b)	2,000,000	2,349,725
Charles Schwab Corp/The
(3-month USD LIBOR + 2.58%),
5.00%, 12/01/2027 (a),(b)	1,000,000	1,052,500	TOTAL BONDS	$97,937,088
			INVESTMENT COMPANIES — 2.76%	Shares Held	Value
Electric — 10.63%
Dominion Energy Inc			Money Market Funds — 2.76%
(5-year Treasury Constant Maturity			Principal Government Money Market Fund
			1.41% (e),(f),(g)	1,324,550	1,324,550
Rate + 2.99%),
4.65%, 12/15/2024 (a),(b)	3,000,000	3,060,510	State Street Institutional U.S. Government
			Money Market Fund 1.53% (g)	1,440,407	1,440,407
Duke Energy Corp
(5-year Treasury Constant Maturity
Rate + 3.39%),			TOTAL INVESTMENT COMPANIES		$2,764,957
4.88%, 09/16/2024 (a),(b)	4,000,000	4,194,200	Total Investments	$100,702,045
Emera Inc			Other Assets and Liabilities — (0.53)%		$(527,779)
(3-month USD LIBOR + 5.44%),			TOTAL NET ASSETS — 100.00%	$100,174,266
6.75%, 06/15/2076 (b)	3,000,000	3,390,000
		$10,644,710	(a) Perpetual security. Perpetual securities pay an indefinite stream of interest,
Insurance — 36.06%			but they may be called by the issuer at an earlier date. Date shown, if any,
Allstate Corp/The			reflects the next call date or final legal maturity date. Rate shown is as of
(3-month USD LIBOR + 2.94%),			period end.
5.75%, 08/15/2053 (b)	2,000,000	2,150,140

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
December 31, 2019 (unaudited)

(b) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $20,883,057 or 20.85% of net assets.
(d) Security or a portion of the security was on loan at the end of the period.
(e) Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled
$1,324,550 or 1.32% of net assets.
(f) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(g) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector	Percent
Financial	74.78%
Utilities	10.63%
Energy	10.01%
Investment Companies	2.76%
Communications	2.35%
Other Assets and Liabilities	(0.53)%
TOTAL NET ASSETS	100.00%

		June 30, 2019	Purchases	Sales	December 31, 2019
Affiliated Securities		Value	Cost	Proceeds	Value
Principal Government Money
Market Fund 1.41%		$—	$5,615,130	$4,290,580	$1,324,550
		$—	$5,615,130	$4,290,580	$1,324,550

				Realized
			Realized	Gain from	Change in
			Gain/Loss on	Capital Gain	Unrealized Gain/
		Income (a)	Investments	Distributions	Loss
Principal Government Money
Market Fund 1.41%		$—	$—	$—	$—
		$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

     Schedule of Investments Principal Sustainable Momentum Index ETF

December 31, 2019 (unaudited)

COMMON STOCKS — 99.67%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Airlines — 0.72%			Gas (continued)
United Airlines Holdings Inc (a)	479	$42,195	New Jersey Resources Corp	571	$25,449
			ONE Gas Inc	504	47,159
Apparel — 0.83%			UGI Corp	753	34,006
Under Armour Inc, Class A (a)	2,250	48,600
					$116,760
Auto Manufacturers — 0.55%
Ford Motor Co	3,437	31,964	Healthcare — Products — 0.82%
			Abbott Laboratories	550	47,773
Banks — 0.56%
Popular Inc	557	32,724	Healthcare — Services — 4.04%
			Acadia Healthcare Co Inc (a)	1,553	51,591
Beverages — 0.77%			HCA Healthcare Inc	208	30,744
Keurig Dr Pepper Inc	1,552	44,930	MEDNAX Inc (a)	1,203	33,431
			Molina Healthcare Inc (a)	224	30,395
Biotechnology — 1.96%			Tenet Healthcare Corp (a)	2,333	88,724
Alexion Pharmaceuticals Inc (a)	266	28,768
Ionis Pharmaceuticals Inc (a)	748	45,187			$234,885
Regeneron Pharmaceuticals Inc (a)	107	40,176	Household Products — 1.70%
		$114,131	Coty Inc, Class A	3,964	44,595
			Procter & Gamble Co/The	435	54,331
Chemicals — 2.81%
Ecolab Inc	254	49,019			$98,926
Element Solutions Inc (a)	2,514	29,363	Household Products/Wares — 2.12%
Ingevity Corp (a)	312	27,263	Church & Dwight Co Inc	610	42,907
Mosaic Co/The	1,365	29,539	Clorox Co/The	261	40,074
WR Grace & Co	405	28,289	Spectrum Brands Holdings Inc	627	40,310
		$163,473			$123,291
Commercial Services — 1.06%			Housewares — 0.46%
Euronet Worldwide Inc (a)	391	61,606	Newell Brands Inc	1,398	26,870

Computers — 0.53%			Insurance — 1.45%
Zscaler Inc (a)	662	30,783	American National Insurance Co	293	34,480
Diversified Financial Services — 0.39%			Erie Indemnity Co, Class A	300	49,800
Franklin Resources Inc	878	22,810			$84,280

Electric — 13.77%			Internet — 2.32%
AES Corp	2,761	54,944	Etsy Inc (a)	835	36,990
			Okta Inc (a)	626	72,222
Ameren Corp	615	47,232
American Electric Power Co Inc	536	50,657	TripAdvisor Inc	849	25,793
CMS Energy Corp	529	33,242			$135,005
Duke Energy Corp	478	43,598	Leisure Time — 0.96%
Entergy Corp	465	55,707	Planet Fitness Inc, Class A (a)	745	55,637
Eversource Energy	617	52,488
Exelon Corp	883	40,256	Machinery — Diversified — 0.59%
FirstEnergy Corp	1,077	52,342	Flowserve Corp	685	34,092
Hawaiian Electric Industries Inc	1,090	51,077	Media — 3.14%
NRG Energy Inc	1,035	41,141	Cable One Inc	49	72,935
OGE Energy Corp	1,016	45,182	Discovery Inc, Class A (a)	1,614	52,843
Pinnacle West Capital Corp	460	41,368	DISH Network Corp, Class A (a)	1,605	56,929
Portland General Electric Co	882	49,207
Vistra Energy Corp	1,752	40,279			$182,707
WEC Energy Group Inc	576	53,125	Miscellaneous Manufacture — 1.05%
Xcel Energy Inc	785	49,840	General Electric Co	5,489	61,257

		$801,685	Oil & Gas — 2.58%
Electronics — 1.77%			Antero Resources Corp (a)	4,149	11,825
Garmin Ltd	513	50,048	Apache Corp	989	25,308
Keysight Technologies Inc (a)	515	52,855	EQT Corp	1,346	14,671
			Noble Energy Inc	2,121	52,686
		$102,903	Range Resources Corp (b)	4,073	19,754
Entertainment — 0.81%			Transocean Ltd (a)	3,741	25,738
Liberty Media Corp-Liberty Braves, Series C (a)	1,598	47,205
					$149,982
Environmental Control — 1.20%			Oil & Gas Services — 0.76%
Stericycle Inc (a)	1,093	69,744
			Schlumberger Ltd	1,103	44,341

Food — 5.16%			Packaging & Containers — 0.98%
Campbell Soup Co	796	39,338	Ball Corp	879	56,845
Hershey Co/The	374	54,971
Hormel Foods Corp	933	42,088	Pharmaceuticals — 6.47%
Lamb Weston Holdings Inc	546	46,972	Amneal Pharmaceuticals Inc (a)	1,880	9,062
Lancaster Colony Corp	225	36,023	Cardinal Health Inc	590	29,842
McCormick & Co Inc	288	48,882	CVS Health Corp	396	29,419
Post Holdings Inc (a)	293	31,966	DexCom Inc (a)	334	73,059
			Eli Lilly & Co	347	45,606
		$300,240	McKesson Corp	238	32,920
Gas — 2.01%			Merck & Co Inc	526	47,840
National Fuel Gas Co	218	10,146	Mylan NV (a)	974	19,577

See accompanying notes.

     Schedule of Investments Principal Sustainable Momentum Index ETF

December 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)		Shares Held		Value
Pharmaceuticals (continued)			Telecommunications — 2.01%
Perrigo Co PLC	1,031	$53,262	CenturyLink Inc			1,720	$22,721
Pfizer Inc	921	36,085	Ciena Corp (a)			1,177	50,246
		$376,672	Verizon Communications Inc			714	43,840
Pipelines — 0.94%							$116,807
Kinder Morgan Inc	2,596	54,957	Toys, Games & Hobbies — 0.93%
			Mattel Inc (a),(b)			3,997	54,159
REITs — 16.15%
American Campus Communities Inc	635	29,864	TOTAL COMMON STOCKS			$5,800,935
American Tower Corp	244	56,076
Apartment Investment & Management Co, Class A	874	45,142	INVESTMENT COMPANIES — 0.58%		Shares Held		Value
AvalonBay Communities Inc	221	46,344	Money Market Funds — 0.58%
Brixmor Property Group Inc	1,787	38,617	Principal Government Money Market Fund
EPR Properties	582	41,113	1.41% (c),(d),(e)			15,291	15,291
Equity Residential	607	49,118	State Street Institutional U.S. Government
Healthpeak Properties Inc	1,436	49,499	Money Market Fund 1.53% (e)			18,533	18,533
Kimco Realty Corp	2,735	56,642
Life Storage Inc	283	30,643	TOTAL INVESTMENT COMPANIES				$33,824
Medical Properties Trust Inc	2,483	52,416
National Retail Properties Inc	827	44,344	Total Investments			$5,834,759
Omega Healthcare Investors Inc	1,200	50,820	Other Assets and Liabilities — (0.25)%				$(14,396)
PS Business Parks Inc	293	48,307	TOTAL NET ASSETS — 100.00%			$5,820,363
Realty Income Corp	636	46,829
Simon Property Group Inc	155	23,089	(a) Non-income producing security.
UDR Inc	963	44,972
			(b) Security or a portion of the security was on loan at the end of the period.
Ventas Inc	687	39,667
VEREIT Inc	5,605	51,790	(c) Security or a portion of the security was pledged as collateral for securities
Welltower Inc	585	47,841	lending. At the end of the period, the value of these securities totaled
WP Carey Inc	589	47,144	$15,291 or 0.26% of net assets.
		$940,277	(d) Affiliated Security. Security is either an affiliate (and registered under the
Retail — 10.59%			Investment Company Act of 1940) or an affiliate as defined by the
Advance Auto Parts Inc	253	40,521	Investment Company Act of 1940 (controls 5.0% or more of the
AutoNation Inc (a)	728	35,403	outstanding voting shares of the security). Please see affiliated
AutoZone Inc (a)	48	57,183
			sub-schedule for transactional information.
Casey’s General Stores Inc	319	50,718	(e) Current yield shown is as of period end.
Chipotle Mexican Grill Inc (a)	93	77,851
Dollar General Corp	241	37,591
Foot Locker Inc	756	29,477	Portfolio Summary (unaudited)
Genuine Parts Co	397	42,173	Sector				Percent
L Brands Inc	1,549	28,068
Macy’s Inc	1,370	23,290	Consumer, Non-cyclical				24.10%
O’Reilly Automotive Inc (a)	116	50,838	Financial				18.56%
Starbucks Corp	620	54,510	Consumer, Cyclical				15.85%
Tractor Supply Co	477	44,571	Utilities				15.78%
Yum! Brands Inc	436	43,918	Communications				7.47%
			Industrial				5.58%
		$616,112	Technology				5.24%
Semiconductors — 0.57%			Energy				4.28%
Xilinx Inc	341	33,340	Basic Materials				2.81%
			Investment Companies				0.58%
Software — 4.14%			Other Assets and Liabilities				(0.25)%
Coupa Software Inc (a)	636	93,015
Paycom Software Inc (a)	236	62,483	TOTAL NET ASSETS				100.00%
Twilio Inc, Class A (a)	453	44,521
Workday Inc, Class A (a)	249	40,948
		$240,967

			June 30, 2019	Purchases	Sales	December 31,2019
Affiliated Securities			Value	Cost	Proceeds	Value
Principal Government Money
Market Fund 1.41%			$—	$239,918	$224,627		$15,291
			$—	$239,918	$224,627		$15,291

					Realized
				Realized	Gain from	Change in
			Gain/Loss on		Capital Gain	Unrealized
			Income (a)	Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund 1.41%			$—	$—	$—		$—
			$—	$—	$—		$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

     Schedule of Investments Principal Ultra-Short Active Income ETF

December 31, 2019 (unaudited)

		Principal			Principal
BONDS — 96.95%		Amount	Value	BONDS (continued)	Amount	Value
Aerospace & Defense — 1.85%				Diversified Financial Services — 4.15%
General Dynamics Corp				American Express Co
(3-month USD LIBOR + 0.38%),				(3-month USD LIBOR + 0.53%),
2.28%, 05/11/2021 (a)		$230,000	$230,678	2.43%, 05/17/2021 (a)	$266,000	$267,094
				USAA Capital Corp
Asset — Backed Securities — 18.41%				2.45%, 08/01/2020 (b)	250,000	250,894
AmeriCredit Automobile Receivables Trust 2019-3
2.17%, 01/18/2023		300,000	300,327			$517,988
CCG Receivables Trust 2018-1				Electric — 11.23%
2.50%, 06/16/2025 (b)		140,385	140,701	Alabama Power Co
CPS Auto Receivables Trust 2019-A				3.38%, 10/01/2020	250,000	252,201
3.18%, 06/15/2022 (b)		204,030	204,772	Dominion Energy Inc
Ford Credit Auto Owner Trust 2015-2				2.58%, 07/01/2020	350,000	350,728
2.44%, 01/15/2027 (b)		400,000	400,853	LG&E & KU Energy LLC
Navient Private Education Loan Trust 2018-BA				3.75%, 11/15/2020	420,000	424,342
2.09%, 12/15/2059 (b),(c)		56,775	56,750	NextEra Energy Capital Holdings Inc
Santander Drive Auto Receivables Trust 2019-1				(3-month USD LIBOR + 0.48%),
2.91%, 01/18/2022		92,163	92,206	2.38%, 05/04/2021 (a)	374,000	374,513
SMB Private Education Loan Trust 2015-B
2.94%, 07/15/2027 (b),(c)		213,695	214,645			$1,401,784
Verizon Owner Trust 2018-A				Insurance — 7.62%
3.23%, 04/20/2023		256,000	260,336	MassMutual Global Funding II
Volvo Financial Equipment Master Owner Trust				1.95%, 09/22/2020 (b)	250,000	250,106
2018	-A			2.00%, 04/15/2021 (b)	200,000	200,319
2.26%, 07/17/2023 (b),(c)		325,000	326,138	Metropolitan Life Global Funding I
Westlake Automobile Receivables Trust 2018-1A				2.05%, 06/12/2020 (b)	250,000	250,147
2.92%, 05/15/2023 (b)		300,000	300,795	New York Life Global Funding
				1.95%, 02/11/2020 (b)	250,000	249,999
			$2,297,523
						$950,571
Banks — 27.37%
Bank of America Corp				Media — 2.01%
5.63%, 07/01/2020		250,000	254,587	NBCUniversal Enterprise Inc
BNP Paribas SA				(3-month USD LIBOR + 0.40%),
2.38%, 05/21/2020		250,000	250,339	2.31%, 04/01/2021 (a),(b)	250,000	250,625
Capital One NA				Miscellaneous Manufacture — 3.74%
2.35%, 01/31/2020		250,000	250,050	Siemens Financieringsmaatschappij NV
Citibank NA				2.20%, 03/16/2020 (b)	467,000	467,155
(3-month USD LIBOR + 0.57%),
2.50%, 07/23/2021 (a)		250,000	251,067	Oil & Gas — 2.00%
Citigroup Inc				BP Capital Markets PLC
2.70%, 03/30/2021		200,000	201,878	2.32%, 02/13/2020	250,000	250,057
Credit Suisse AG				Pharmaceuticals — 4.04%
5.40%, 01/14/2020		334,000	334,313	AbbVie Inc
Fifth Third Bank				2.50%, 05/14/2020	250,000	250,376
(3-month USD LIBOR + 0.25%),				CVS Health Corp
2.19%, 10/30/2020 (a)		200,000	200,146
				3.35%, 03/09/2021	250,000	254,156
Goldman Sachs Group Inc/The
(3-month USD LIBOR + 1.20%),						$504,532
3.09%, 09/15/2020 (a)		250,000	251,601	Pipelines — 2.01%
HSBC Holdings PLC				Enterprise Products Operating LLC
(3-month USD LIBOR + 1.66%),				5.25%, 01/31/2020	250,000	250,566
3.57%, 05/25/2021 (a)		250,000	254,292
ING Bank NV				Semiconductors — 1.60%
(3-month USD LIBOR + 0.88%),				Broadcom Corp / Broadcom Cayman Finance Ltd
2.79%, 08/15/2021 (a),(b)		200,000	202,055	2.38%, 01/15/2020	200,000	200,009
Morgan Stanley				Software — 2.41%
2.65%, 01/27/2020		200,000	200,066	VMware Inc
PNC Financial Services Group Inc/The				2.30%, 08/21/2020	300,000	300,424
5.13%, 02/08/2020		314,000	314,883
Truist Bank				Telecommunications — 3.18%
(3-month USD LIBOR + 0.50%),				Sprint Spectrum Co LLC / Sprint Spectrum Co II
2.44%, 10/26/2021 (a)		200,000	200,272	LLC / Sprint Spectrum Co III LLC
				3.36%, 03/20/2023 (b)	393,750	397,254
Wells Fargo & Co
2.60%, 07/22/2020		250,000	250,955	Transportation — 2.00%
			$3,416,504	Ryder System Inc
				2.65%, 03/02/2020	250,000	250,055
Beverages — 1.32%
Keurig Dr Pepper Inc				TOTAL BONDS		$12,100,810
2.00%, 01/15/2020		165,000	164,991

Biotechnology — 2.01%
Amgen Inc
2.13%, 05/01/2020		250,000	250,094

See accompanying notes.

Schedule of Investments
Principal Ultra-Short Active Income ETF
December 31, 2019 (unaudited)

INVESTMENT COMPANIES — 2.64%	Shares Held	Value
Money Market Fund — 2.64%
State Street Instigtutional U.S. Government
Money Market Fund 1.53% (d)	329,265	$329,265

TOTAL INVESTMENT COMPANIES		$329,265
Total Investments		$12,430,075
Other Assets and Liabilities — 0.41%		$51,186
TOTAL NET ASSETS — 100.00%		$12,481,261

(a) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,163,208 or 33.36% of net assets.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector		Percent
Financial		39.14%
Asset Backed Securities		18.41%
Utilities		11.23%
Industrial		7.59%
Consumer, Non-cyclical		7.37%
Communications		5.19%
Energy		4.01%
Technology		4.01%
Investment Companies		2.64%
Other Assets and Liabilities		0.41%
TOTAL NET ASSETS		100.00%

			June 30, 2019	Purchases	Sales	December 31, 2019
Affiliated Securities			Value	Cost	Proceeds	Value
Principal Government Money
Market Fund 1.41%			$—	$154,588	$154,588		$—
			$—	$154,588	$154,588		$—

					Realized
				Realized	Gain from	Change in
				Gain/Loss on	Capital Gain	Unrealized Gain/
			Income (a)	Investments	Distributions	Loss
Principal Government Money
Market Fund 1.41%			$—	$—	$—		$—
			$—	$—	$—		$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments

Principal U.S. Large-Cap Multi-Factor Core Index ETF

December 31, 2019 (unaudited)

COMMON STOCKS — 99.71%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Advertising — 0.44%			Diversified Financial Services — 5.92%
Omnicom Group Inc	360	$29,167	Ally Financial Inc	643	$19,650
			American Express Co	188	23,404
Aerospace & Defense — 2.76%
			Ameriprise Financial Inc	151	25,154
Boeing Co/The	137	44,629
			Capital One Financial Corp	244	25,110
HEICO Corp	149	17,008
			Discover Financial Services	274	23,241
L3Harris Technologies Inc	331	65,495
			Intercontinental Exchange Inc	241	22,305
Lockheed Martin Corp	48	18,690
			Mastercard Inc, Class A	277	82,709
Northrop Grumman Corp	50	17,199
			Nasdaq Inc	223	23,883
United Technologies Corp	131	19,619
			Synchrony Financial	651	23,442
		$182,640	T Rowe Price Group Inc	194	23,637
Agriculture — 0.52%			Visa Inc, Class A	530	99,587
Philip Morris International Inc	407	34,632			$392,122
Airlines — 0.43%			Electric — 1.35%
Delta Air Lines Inc	490	28,655	American Electric Power Co Inc	160	15,122
			Evergy Inc	226	14,711
Apparel — 0.59%			Eversource Energy	176	14,972
NIKE Inc, Class B	388	39,308	NextEra Energy Inc	64	15,498
Auto Manufacturers — 0.64%			WEC Energy Group Inc	158	14,572
Cummins Inc	115	20,580	Xcel Energy Inc	231	14,666
PACCAR Inc	278	21,990			$89,541
		$42,570	Electrical Components & Equipment — 0.31%
Banks — 6.84%			AMETEK Inc	203	20,247
Bank of America Corp	2,145	75,547
			Electronics — 1.02%
Citigroup Inc	587	46,895
			Honeywell International Inc	261	46,197
Fifth Third Bancorp	811	24,930	Mettler-Toledo International Inc (a)	27	21,419
Huntington Bancshares Inc	1,556	23,465
JPMorgan Chase & Co	923	128,666			$67,616
KeyCorp	1,244	25,179	Food — 1.76%
PNC Financial Services Group Inc/The	158	25,222	General Mills Inc	387	20,728
Truist Financial Corp	416	23,429	Hershey Co/The	138	20,283
US Bancorp	401	23,775	McCormick & Co Inc	136	23,083
Wells Fargo & Co	1,039	55,898	Mondelez International Inc, Class A	386	21,261
		$453,006	Sysco Corp	364	31,137
Beverages — 2.12%					$116,492
Brown-Forman Corp, Class B	340	22,984	Healthcare — Products — 4.49%
Coca-Cola Co/The	1,008	55,793	Abbott Laboratories	429	37,263
PepsiCo Inc	452	61,775	Baxter International Inc	300	25,086
		$140,552	Cooper Cos Inc/The	90	28,916
			Edwards Lifesciences Corp (a)	122	28,461
Biotechnology — 0.56%			IDEXX Laboratories Inc (a)	99	25,852
Amgen Inc	153	36,884
			Medtronic PLC	327	37,098
Chemicals — 0.70%			ResMed Inc	194	30,064
Air Products & Chemicals Inc	51	11,985	Stryker Corp	121	25,403
Celanese Corp	92	11,327	Teleflex Inc	79	29,739
Ecolab Inc	57	11,000	Thermo Fisher Scientific Inc	90	29,238
LyondellBasell Industries NV, Class A	126	11,904			$297,120
		$46,216	Healthcare — Services — 1.79%
Commercial Services — 2.91%			Quest Diagnostics Inc	245	26,164
Automatic Data Processing Inc	116	19,778	UnitedHealth Group Inc	228	67,027
Cintas Corp	70	18,836	Universal Health Services Inc, Class B	176	25,249
CoStar Group Inc (a)	32	19,146
					$118,440
FleetCor Technologies Inc (a)	65	18,702
Global Payments Inc	117	21,359	Home Builders — 0.65%
MarketAxess Holdings Inc	68	25,779	DR Horton Inc	405	21,364
Moody’s Corp	111	26,352	Lennar Corp, Class A	382	21,312
S&P Global Inc	91	24,848			$42,676
Verisk Analytics Inc	118	17,622	Household Products — 1.84%
		$192,422	Colgate-Palmolive Co	290	19,963
Computers — 7.18%			Estee Lauder Cos Inc/The, Class A	107	22,100
Accenture PLC, Class A	228	48,010	Procter & Gamble Co/The	640	79,936
Apple Inc	1,087	319,198			$121,999
International Business Machines Corp	231	30,963	Household Products/Wares — 0.61%
Seagate Technology PLC	1,297	77,171	Church & Dwight Co Inc	283	19,906
		$475,342	Kimberly-Clark Corp	150	20,633
Distribution/Wholesale — 0.80%					$40,539
Copart Inc (a)	352	32,011
			Insurance — 2.84%
Fastenal Co	571	21,098	Arch Capital Group Ltd (a)	529	22,689
		$53,109	Berkshire Hathaway Inc, Class B (a)	533	120,724
			Hartford Financial Services Group Inc/The	366	22,242

See accompanying notes.

Schedule of Investments

Principal U.S. Large-Cap Multi-Factor Core Index ETF

December 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Insurance (continued)			Semiconductors — 8.95%
WR Berkley Corp	320	$22,112	Analog Devices Inc	619	$73,562
		$187,767	Applied Materials Inc	1,386	84,601
			Broadcom Inc	251	79,321
Internet — 10.41%			Intel Corp	1,135	67,930
Alphabet Inc, Class A (a)	169	226,357
			KLA Corp	434	77,326
Amazon.com Inc (a)	99	182,936
			Lam Research Corp	299	87,428
Booking Holdings Inc (a)	15	30,806
			QUALCOMM Inc	906	79,936
CDW Corp	566	80,847	Texas Instruments Inc	334	42,849
eBay Inc	724	26,144
Facebook Inc, Class A (a)	694	142,444	\		$592,953
		$689,534	Software — 8.65%
			Adobe Inc (a)	71	23,417
Machinery — Diversified — 0.57%			Akamai Technologies Inc (a)	47	4,060
IDEX Corp	114	19,608	ANSYS Inc (a)	23	5,920
Roper Technologies Inc	52	18,420	Cadence Design Systems Inc (a)	77	5,341
		$38,028	Fiserv Inc (a)	180	20,813
Media — 2.11%			Intuit Inc	63	16,502
Comcast Corp, Class A	1,178	52,974	Microsoft Corp	2,042	322,023
Fox Corp, Class A	897	33,252	MSCI Inc	102	26,334
Walt Disney Co/The	371	53,658	Oracle Corp	554	29,351
			Paychex Inc	225	19,138
		$139,884	Paycom Software Inc (a)	16	4,236
Miscellaneous Manufacture — 0.64%			salesforce.com Inc (a)	119	19,354
Illinois Tool Works Inc	119	21,376	Synopsys Inc (a)	39	5,429
Parker-Hannifin Corp	103	21,199	Veeva Systems Inc, Class A (a)	457	64,282
		$42,575	VMware Inc, Class A (a)	45	6,831
Oil & Gas — 2.71%					$573,031
Chevron Corp	382	46,035	Telecommunications — 2.90%
Exxon Mobil Corp	918	64,058	AT&T Inc	1,888	73,783
Marathon Petroleum Corp	378	22,774	Cisco Systems Inc	1,101	52,804
Occidental Petroleum Corp	517	21,306	Verizon Communications Inc	1,070	65,698
Phillips 66	224	24,956
					$192,285
		$179,129
			Water — 0.23%
Oil & Gas Services — 0.38%			American Water Works Co Inc	121	14,865
Baker Hughes Co	990	25,374

Pharmaceuticals — 4.23%			TOTAL COMMON STOCKS		$6,603,860
Bristol-Myers Squibb Co	529	33,956	INVESTMENT COMPANIES — 0.28%	Shares Held	Value
Cardinal Health Inc	556	28,122	Money Market Fund — 0.28%
Johnson & Johnson	642	93,649	State Street Institutional U.S. Government Money
Merck & Co Inc	623	56,662	Market Fund 1.53% (b)	18,592	18,592
Pfizer Inc	1,020	39,964
Zoetis Inc	210	27,793	TOTAL INVESTMENT COMPANIES		$18,592
		$280,146	Total Investments		$6,622,452
Pipelines — 0.71%			Other Assets and Liabilities — 0.01%		$572
Kinder Morgan Inc	1,115	23,605	TOTAL NET ASSETS — 100.00%		$6,623,024
ONEOK Inc	312	23,609
		$47,214	(a) Non-income producing security
Real Estate — 0.39%			(b) Current yield shown is as of period end.
CBRE Group Inc, Class A (a)	419	25,680

REITs — 0.94%			Portfolio Summary (unaudited)
American Tower Corp	100	22,982	Sector		Percent
Extra Space Storage Inc	190	20,068	Technology		24.78%
Public Storage	91	19,379
			Consumer, Non-cyclical		20.82%
		$62,429	Financial		16.93%
Retail — 6.82%			Communications		15.87%
AutoZone Inc (a)	26	30,974	Consumer, Cyclical		9.93%
CarMax Inc (a)	321	28,142	Industrial		5.30%
Chipotle Mexican Grill Inc (a)	34	28,462	Energy		3.80%
Costco Wholesale Corp	115	33,801	Utilities		1.58%
Dollar General Corp	182	28,388	Basic Materials		0.70%
Home Depot Inc/The	322	70,318	Investment Companies		0.28%
McDonald’s Corp	195	38,534	Other Assets and Liabilities		0.01%
O’Reilly Automotive Inc (a)	71	31,117
			TOTAL NET ASSETS		100.00%
Ross Stores Inc	257	29,920
Starbucks Corp	319	28,047
TJX Cos Inc/The	506	30,896
Walmart Inc	364	43,258
Yum China Holdings Inc	621	29,814
		$451,671

See accompanying notes.

Schedule of Investments

Principal U.S. Mega-Cap Multi-Factor Index ETF

December 31, 2019 (unaudited)

COMMON STOCKS — 99.72%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Aerospace & Defense — 2.87%			Retail — 8.14%
Boeing Co/The	36,917	$12,026,082	Costco Wholesale Corp	96,632	$28,402,077
United Technologies Corp	203,959	30,544,900	Home Depot Inc/The	119,970	26,199,049
		$42,570,982	McDonald’s Corp	193,846	38,305,908
			Walmart Inc	234,577	27,877,131
Agriculture — 1.06%
Philip Morris International Inc	185,160	15,755,264			$120,784,165
			Semiconductors — 3.12%
Apparel — 2.02%
			Intel Corp	540,409	32,343,479
NIKE Inc, Class B	296,458	30,034,160
			Texas Instruments Inc	108,638	13,937,169
Banks — 6.46%					$46,280,648
Bank of America Corp	482,088	16,979,139
Citigroup Inc	203,536	16,260,491	Software — 10.37%
			Adobe Inc (a)	100,810	33,248,146
JPMorgan Chase & Co	236,623	32,985,246
Wells Fargo & Co	551,998	29,697,493	Microsoft Corp	401,474	63,312,450
			Oracle Corp	505,845	26,799,668
		$95,922,369	salesforce.com Inc (a)	187,580	30,508,011
Beverages — 5.65%					$153,868,275
Coca-Cola Co/The	764,639	42,322,769
PepsiCo Inc	303,617	41,495,335	Telecommunications — 5.71%
			AT&T Inc	735,758	28,753,423
		$83,818,104	Cisco Systems Inc	284,171	13,628,841
Biotechnology — 1.18%			Verizon Communications Inc	689,644	42,344,141
Amgen Inc	72,679	17,520,727			$84,726,405
Commercial Services — 0.99%
PayPal Holdings Inc (a)	135,678	14,676,289	TOTAL COMMON STOCKS		$1,480,304,319

Computers — 8.48%			INVESTMENT COMPANIES — 0.22%	Shares Held	Value
Accenture PLC, Class A	144,759	30,481,903	Money Market Fund — 0.22%
Apple Inc	237,640	69,782,986	State Street Institutional U.S. Government
International Business Machines Corp	191,401	25,655,390	Money Market Fund 1.53% (b)	3,244,299	3,244,299
		$125,920,279
			TOTAL INVESTMENT COMPANIES		$3,244,299
Diversified Financial Services — 4.11%
Mastercard Inc, Class A	102,531	30,614,731	Total Investments		$1,483,548,618
Visa Inc, Class A	161,876	30,416,501	Other Assets and Liabilities — 0.06%		$826,013
		$61,031,232	TOTAL NET ASSETS — 100.00%		$1,484,374,631

Electronics — 1.96%			(a) Non-income producing security.
Honeywell International Inc	164,549	29,125,173	(b) Current yield shown is as of period end.
Healthcare — Products — 6.97%
Abbott Laboratories	332,752	28,902,839	Portfolio Summary (unaudited)
Medtronic PLC	383,247	43,479,372
Thermo Fisher Scientific Inc	95,600	31,057,572	Sector		Percent
		$103,439,783	Consumer, Non-cyclical		28.43%
			Technology		21.97%
Healthcare — Services — 2.54%			Communications		16.00%
UnitedHealth Group Inc	128,174	37,680,592	Financial		13.63%
Household Products — 2.82%			Consumer, Cyclical		10.16%
Procter & Gamble Co/The	334,669	41,800,158	Industrial		4.83%
			Energy		4.70%
Insurance — 3.05%			Investment Companies		0.22%
Berkshire Hathaway Inc, Class B (a)	200,129	45,329,218	Other Assets and Liabilities		0.06%
Internet — 6.34%			TOTAL NET ASSETS		100.00%
Alphabet Inc, Class A (a)	11,512	15,419,057
Amazon.com Inc (a)	16,039	29,637,506
Facebook Inc, Class A (a)	156,372	32,095,353
Netflix Inc (a)	52,547	17,002,633
		$94,154,549
Media — 3.95%
Comcast Corp, Class A	617,555	27,771,449
Walt Disney Co/The	213,664	30,902,224
		$58,673,673
Oil & Gas — 4.70%
Chevron Corp	350,984	42,297,082
Exxon Mobil Corp	394,254	27,511,044
		$69,808,126
Pharmaceuticals — 7.23%
Johnson & Johnson	321,785	46,938,778
Merck & Co Inc	330,764	30,082,986
Pfizer Inc	774,946	30,362,384
		$107,384,148

See accompanying notes.

Schedule of Investments

Principal U.S. Small-Cap Multi-Factor Index ETF

December 31, 2019 (unaudited)

COMMON STOCKS — 99.66%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Advertising — 0.03%			Banks (continued)
Fluent Inc (a)	6,408	$16,020	Southside Bancshares Inc	10,989	$408,131
National CineMedia Inc	13,320	97,103	Stock Yards Bancorp Inc	5,522	226,733
		$113,123	TCF Financial Corp	67,669	3,166,909
			TriCo Bancshares	8,815	359,740
Aerospace & Defense — 0.45%			Trustmark Corp	28,526	984,432
Aerojet Rocketdyne Holdings Inc (a)	39,206	1,790,146
			United Community Banks Inc	32,809	1,013,142
Agriculture — 0.09%			Univest Financial Corp	11,327	303,337
Turning Point Brands Inc (b)	12,630	361,218	Veritex Holdings Inc	27,711	807,221
			Washington Trust Bancorp Inc	3,430	184,500
Airlines — 0.52%			WesBanco Inc	23,224	877,635
Allegiant Travel Co	11,868	2,065,507
					$39,745,479
Apparel — 0.89%			Beverages — 0.67%
Levi Strauss & Co, Class A	45,897	885,353	Boston Beer Co Inc/The, Class A (a)	7,069	2,671,022
Oxford Industries Inc	7,690	579,980
Steven Madden Ltd	22,521	968,628	Biotechnology — 3.20%
Wolverine World Wide Inc	32,308	1,090,072	ACADIA Pharmaceuticals Inc (a)	27,977	1,196,856
			Acorda Therapeutics Inc (a)	42,897	87,510
		$3,524,033	ANI Pharmaceuticals Inc (a)	10,089	622,189
Auto Parts & Equipment — 0.94%			Arrowhead Pharmaceuticals Inc (a)	57,780	3,664,985
Dana Inc	60,093	1,093,692	CEL-SCI Corp (a),(b)	16,269	148,861
Douglas Dynamics Inc	4,520	248,600	Denali Therapeutics Inc (a)	16,918	294,712
Goodyear Tire & Rubber Co/The	112,470	1,749,471	Epizyme Inc (a)	35,415	871,209
Methode Electronics Inc	12,122	477,001	Innoviva Inc (a)	39,554	560,085
Miller Industries Inc	2,998	111,316	Myriad Genetics Inc (a)	22,057	600,612
XPEL Inc (a)	1,459	21,374	NGM Biopharmaceuticals Inc (a),(b)	4,068	75,217
			PDL BioPharma Inc (a)	103,939	337,282
		$3,701,454
			Radius Health Inc (a)	23,722	478,236
Banks — 10.05%			United Therapeutics Corp (a)	32,283	2,843,487
Allegiance Bancshares Inc (a)	9,836	369,834
			Veracyte Inc (a)	31,081	867,781
Associated Banc-Corp	108,420	2,389,577
Atlantic Capital Bancshares Inc (a)	12,544	230,182			$12,649,022
Bancorp Inc/The (a)	15,443	200,296	Chemicals — 1.82%
Bank First Corp (b)	2,001	140,090	Balchem Corp	7,416	753,688
Bank of Hawaii Corp	23,941	2,278,226	Hawkins Inc	2,747	125,840
Bank of Marin Bancorp	4,032	181,642	Innospec Inc	12,585	1,301,792
Banner Corp	16,428	929,661	Koppers Holdings Inc (a)	4,433	169,429
Byline Bancorp Inc	10,317	201,904	Minerals Technologies Inc	13,353	769,533
Cadence BanCorp	98,556	1,786,820	PolyOne Corp	38,135	1,402,987
Cathay General Bancorp	39,017	1,484,597	PQ Group Holdings Inc (a)	6,384	109,677
Central Pacific Financial Corp	17,602	520,667	Sensient Technologies Corp	25,128	1,660,710
City Holding Co	7,875	645,356	Stepan Co	8,759	897,272
ConnectOne Bancorp Inc	12,069	310,415			$7,190,928
Enterprise Financial Services Corp	10,596	510,833
FB Financial Corp	6,756	267,470	Coal — 0.71%
Financial Institutions Inc	3,644	116,972	Advanced Emissions Solutions Inc (b)	9,166	96,243
First BanCorp	130,629	1,383,361	Arch Coal Inc, Class A	16,655	1,194,830
First Commonwealth Financial Corp	33,592	487,420	Warrior Met Coal Inc	70,941	1,498,983
First Financial Corp	3,879	177,348			$2,790,056
First Hawaiian Inc	79,294	2,287,632
			Commercial Services — 3.63%
First Merchants Corp	20,099	835,917	ABM Industries Inc	34,974	1,318,870
First of Long Island Corp/The	7,057	176,990	Barrett Business Services Inc	3,910	353,699
Flagstar Bancorp Inc	31,451	1,203,001	BG Staffing Inc	3,758	82,263
Great Southern Bancorp Inc	3,182	201,484	BrightView Holdings Inc (a)	6,389	107,782
Hanmi Financial Corp	14,693	293,787	Carriage Services Inc	2,163	55,373
Hilltop Holdings Inc	63,797	1,590,459	Cass Information Systems Inc	2,833	163,577
Home BancShares Inc	53,487	1,051,554	Cimpress PLC (a)	11,647	1,464,843
Hope Bancorp Inc	47,498	705,820	Collectors Universe Inc	2,181	50,272
Horizon Bancorp Inc	9,822	186,618	CorVel Corp (a)	8,177	714,343
Independent Bank Group Inc	22,348	1,238,973	CRA International Inc	4,359	237,435
Lakeland Bancorp Inc	19,936	346,488	EVERTEC Inc	26,434	899,813
Lakeland Financial Corp	8,356	408,859	Forrester Research Inc (a)	5,536	230,851
Live Oak Bancshares Inc	9,218	175,234	Hackett Group Inc/The	11,360	183,350
Mercantile Bank Corp	3,598	131,219	Healthcare Services Group Inc	39,412	958,500
Midland States Bancorp Inc	8,101	234,605	Heidrick & Struggles International Inc	8,910	289,575
NBT Bancorp Inc	12,394	502,701	HMS Holdings Corp (a)	38,602	1,142,619
Nicolet Bankshares Inc (a)	3,466	255,964
			ICF International Inc	12,871	1,179,241
Origin Bancorp Inc	10,564	399,742	K12 Inc (a)	8,641	175,844
Peoples Bancorp Inc	5,800	201,028	Kforce Inc	9,431	374,411
Preferred Bank	6,657	400,019	Medifast Inc (b)	12,816	1,404,377
S&T Bancorp Inc	14,158	570,426	Monro Inc	10,929	854,648
Sandy Spring Bancorp Inc	15,050	570,094	National Research Corp	4,940	325,744
ServisFirst Bancshares Inc	10,616	400,011	Rent-A-Center Inc	31,945	921,294
Simmons First National Corp, Class A	36,200	969,798	SP Plus Corp (a)	3,448	146,299
South State Corp	16,860	1,462,605

See accompanying notes.

Schedule of Investments

Principal U.S. Small-Cap Multi-Factor Index ETF

December 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Commercial Services (continued)			Energy — Alternate Sources — 1.24%
Vectrus Inc (a)	5,615	$287,825	Enphase Energy Inc (a)	115,843	$3,026,978
Viad Corp	6,375	430,312	Pattern Energy Group Inc, Class A	41,151	1,100,995
		$14,353,160	TerraForm Power Inc, Class A	49,405	760,343
Computers — 0.99%					$4,888,316
ExlService Holdings Inc (a)	14,153	983,067	Engineering & Construction — 1.62%
Insight Enterprises Inc (a)	21,361	1,501,465	Arcosa Inc	25,545	1,138,030
MTS Systems Corp	12,074	579,914	Comfort Systems USA Inc	16,862	840,571
TTEC Holdings Inc	7,596	300,953	Exponent Inc	26,925	1,858,094
Virtusa Corp (a)	12,293	557,242	Great Lakes Dredge & Dock Corp (a)	30,318	343,503
		$3,922,641	TopBuild Corp (a)	21,816	2,248,793
Construction Materials — 1.72%					$6,428,991
American Woodmark Corp (a)	6,244	652,560	Entertainment — 0.21%
Boise Cascade Co	18,318	669,157	AMC Entertainment Holdings Inc, Class A (b)	62,799	454,665
Builders FirstSource Inc (a)	66,393	1,687,046	Twin River Worldwide Holdings Inc	14,113	361,998
Gibraltar Industries Inc (a)	18,995	958,108
PGT Innovations Inc (a)	18,785	280,084			$816,663
Simpson Manufacturing Co Inc	19,738	1,583,580	Food — 1.34%
Universal Forest Products Inc	20,427	974,368	B&G Foods Inc (b)	46,774	838,658
			Chefs’ Warehouse Inc/The (a)	7,799	297,220
		$6,804,903
			J&J Snack Foods Corp	4,256	784,253
Distribution/Wholesale — 1.87%			John B Sanfilippo & Son Inc	3,857	352,067
Core-Mark Holding Co Inc	10,791	293,407	Simply Good Foods Co/The (a)	19,675	561,524
G-III Apparel Group Ltd (a)	16,570	555,095
			Sprouts Farmers Market Inc (a)	55,889	1,081,452
KAR Auction Services Inc	106,487	2,320,352	Tootsie Roll Industries Inc (b)	6,590	224,983
Resideo Technologies Inc (a)	72,178	861,084
			TreeHouse Foods Inc (a)	24,074	1,167,589
Systemax Inc	3,097	77,920
Triton International Ltd	30,029	1,207,166			$5,307,746
WESCO International Inc (a)	34,784	2,065,822	Forest Products & Paper — 0.66%
		$7,380,846	Domtar Corp	53,668	2,052,264
			Schweitzer-Mauduit International Inc	13,192	553,932
Diversified Financial Services — 6.06%
Aircastle Ltd	22,475	719,425			$2,606,196
Artisan Partners Asset Management Inc, Class A	36,255	1,171,762	Gas — 0.15%
B. Riley Financial Inc	2,949	74,256	Chesapeake Utilities Corp	6,189	593,092
CBTX Inc	3,186	99,148
Cohen & Steers Inc	18,633	1,169,407	Hand/Machine Tools — 0.79%
Deluxe Corp	27,969	1,396,212	Franklin Electric Co Inc	13,573	778,004
Diamond Hill Investment Group Inc	2,560	359,578	Regal Beloit Corp	27,239	2,331,931
Encore Capital Group Inc (a)	20,261	716,429			$3,109,935
Evercore Inc, Class A	32,660	2,441,662
Federal Agricultural Mortgage Corp, Class C	3,922	327,487	Healthcare — Products — 4.31%
			Accuray Inc (a)	32,814	92,536
Federated Investors Inc, Class B	72,166	2,351,890	Alphatec Holdings Inc (a)	20,782	147,448
Greenhill & Co Inc	13,961	238,454
Hamilton Lane Inc, Class A	17,364	1,034,894	Atrion Corp	1,976	1,484,964
			Cardiovascular Systems Inc (a)	17,171	834,339
Hannon Armstrong Sustainable Infrastructure
			Conformis Inc (a)	26,277	39,416
Capital Inc	33,277	1,070,854
Houlihan Lokey Inc	34,444	1,683,278	CONMED Corp	21,053	2,354,357
			Inspire Medical Systems Inc (a)	19,075	1,415,556
Legg Mason Inc	66,660	2,393,761
Navient Corp	147,696	2,020,481	Invacare Corp	6,331	57,106
			iRhythm Technologies Inc (a)	16,125	1,097,951
Tradeweb Markets Inc, Class A	45,084	2,089,643
			Lantheus Holdings Inc (a)	14,970	307,035
Virtu Financial Inc, Class A	75,475	1,206,845
Waddell & Reed Financial Inc, Class A	75,084	1,255,404	LeMaitre Vascular Inc	7,980	286,881
Westwood Holdings Group Inc	4,758	140,932	Luminex Corp	15,470	358,285
			Meridian Bioscience Inc	21,565	210,690
		$23,961,802	Natus Medical Inc (a)	13,396	441,934
Electric — 0.63%			Nevro Corp (a)	15,756	1,851,960
NorthWestern Corp	34,845	2,497,341	NuVasive Inc (a)	29,765	2,302,025
			OPKO Health Inc (a)	158,675	233,252
Electrical Components & Equipment — 0.33%			OrthoPediatrics Corp (a)	4,831	227,009
Belden Inc	16,432	903,760
Encore Wire Corp	6,712	385,269	Patterson Cos Inc	89,385	1,830,605
			Quanterix Corp (a)	9,927	234,575
		$1,289,029	Quidel Corp (a)	9,547	716,311
Electronics — 2.40%			Utah Medical Products Inc	1,116	120,416
Advanced Energy Industries Inc (a)	16,323	1,162,198	Varex Imaging Corp (a)	11,009	328,178
Atkore International Group Inc (a)	20,745	839,343	Zynex Inc (a),(b)	9,587	75,450
Badger Meter Inc	13,278	862,140			$17,048,279
Brady Corp, Class A	25,888	1,482,347
Comtech Telecommunications Corp	7,322	259,858	Healthcare — Services — 3.80%
			Acadia Healthcare Co Inc (a)	44,870	1,490,581
Fluidigm Corp (a)	44,333	154,279
			Addus HomeCare Corp (a)	11,398	1,108,114
OSI Systems Inc (a)	25,335	2,552,248
SMART Global Holdings Inc (a)	16,375	621,267	Brookdale Senior Living Inc (a)	78,657	571,836
			Capital Senior Living Corp (a)	7,187	22,208
Watts Water Technologies Inc, Class A	15,819	1,578,103
			Catasys Inc (a),(b)	5,625	91,744
		$9,511,783	Community Health Systems Inc (a)	44,321	128,531

See accompanying notes.

Schedule of Investments

Principal U.S. Small-Cap Multi-Factor Index ETF

December 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Healthcare — Services (continued)			Machinery — Diversified — 1.47%
Ensign Group Inc/The	21,716	$985,255	Alamo Group Inc	4,480	$562,464
Invitae Corp (a)	110,331	1,779,639	Albany International Corp, Class A	14,278	1,083,986
Joint Corp/The (a)	10,702	172,730	Applied Industrial Technologies Inc	20,202	1,347,271
MEDNAX Inc (a)	48,759	1,355,013	Cactus Inc, Class A	22,795	782,324
Medpace Holdings Inc (a)	18,366	1,543,846	CSW Industrials Inc	9,600	739,200
Natera Inc (a)	23,616	795,623	Ichor Holdings Ltd (a)	13,934	463,584
National HealthCare Corp	4,080	352,634	Kadant Inc	4,643	489,094
Personalis Inc (a)	12,891	140,512	Tennant Co	4,687	365,211
Select Medical Holdings Corp (a)	45,940	1,072,240
					$5,833,134
Surgery Partners Inc (a)	12,904	202,012
Tenet Healthcare Corp (a)	52,541	1,998,134	Media — 0.93%
Triple-S Management Corp, Class B (a)	17,107	316,309	AMC Networks Inc, Class A (a)	20,425	806,787
US Physical Therapy Inc	8,044	919,831	Central European Media Enterprises Ltd,
			Class A (a)	13,801	62,519
		$15,046,792	EW Scripps Co/The Class A	10,132	159,174
Home Builders — 1.89%			John Wiley & Sons Inc, Class A	10,461	507,568
Century Communities Inc (a)	12,391	338,894	Sinclair Broadcast Group Inc, Class A	36,733	1,224,678
Installed Building Products Inc (a)	12,260	844,346	TEGNA Inc	56,123	936,693
LGI Homes Inc (a)	8,585	606,530
					$3,697,419
M/I Homes Inc (a)	11,544	454,256
MDC Holdings Inc	20,253	772,855	Metal Fabrication & Hardware — 1.48%
Meritage Homes Corp (a)	16,566	1,012,348	Advanced Drainage Systems Inc	36,419	1,414,514
Taylor Morrison Home Corp, Class A (a)	61,585	1,346,248	AZZ Inc	12,258	563,255
TRI Pointe Group Inc (a)	87,993	1,370,931	Mueller Industries Inc	18,357	582,835
Winnebago Industries Inc	13,474	713,853	Timken Co/The	47,403	2,669,263
			Tredegar Corp	7,368	164,675
		$7,460,261	TriMas Corp (a)	14,949	469,548
Household Products — 0.31%					$5,864,090
Edgewell Personal Care Co (a)	25,301	783,319
Inter Parfums Inc	5,926	430,879	Mining — 0.30%
			Kaiser Aluminum Corp	10,857	1,203,933
		$1,214,198
Household Products/Wares — 0.62%			Miscellaneous Manufacture — 0.75%
ACCO Brands Corp	16,603	155,404	ESCO Technologies Inc	12,858	1,189,365
Spectrum Brands Holdings Inc	15,710	1,009,996	Federal Signal Corp	26,008	838,758
WD-40 Co	6,662	1,293,361	Hillenbrand Inc	20,455	681,356
			Standex International Corp	3,490	276,932
		$2,458,761
					$2,986,411
Insurance — 1.21%
AMERISAFE Inc	15,751	1,040,038	Office & Business Equipment — 0.10%
Hallmark Financial Services Inc (a)	7,598	133,497	Pitney Bowes Inc	98,096	395,327
James River Group Holdings Ltd	23,406	964,561	Office Furnishings — 0.58%
Kinsale Capital Group Inc	13,669	1,389,591	Herman Miller Inc	27,105	1,128,923
NMI Holdings Inc, Class A (a)	37,683	1,250,322	Interface Inc	11,150	184,979
		$4,778,009	Kimball International Inc, Class B	6,923	143,098
			Knoll Inc	11,443	289,050
Internet — 1.35%			Steelcase Inc, Class A	27,784	568,461
Cogent Communications Holdings Inc	26,667	1,754,955
Endurance International Group Holdings Inc (a)	28,910	135,877			$2,314,511
GlobalSCAPE Inc	7,000	68,810	Oil & Gas — 2.33%
HealthStream Inc (a)	19,080	518,976	Berry Petroleum Corp	23,636	222,888
NIC Inc	18,903	422,482	Bonanza Creek Energy Inc (a)	6,810	158,945
Perficient Inc (a)	18,344	845,108	Callon Petroleum Co (a)	364,514	1,760,603
Revolve Group Inc (a),(b)	22,125	406,215	Comstock Resources Inc (a),(b)	13,154	108,257
Shutterstock Inc (a)	16,116	691,054	Denbury Resources Inc (a)	241,618	340,681
TechTarget Inc (a)	5,078	132,536	Evolution Petroleum Corp	6,724	36,780
Zix Corp (a)	51,617	349,963	Falcon Minerals Corp	10,527	74,321
			Gulfport Energy Corp (a)	129,707	394,309
		$5,325,976
			Mammoth Energy Services Inc	14,615	32,153
Investment Companies — 0.27%			Murphy USA Inc (a)	14,877	1,740,609
Ellington Financial Inc	58,491	1,072,140	Northern Oil and Gas Inc (a)	157,179	367,799
Iron & Steel — 0.19%			Par Pacific Holdings Inc (a)	24,957	580,001
Carpenter Technology Corp	15,206	756,955	PDC Energy Inc (a)	48,362	1,265,634
			SM Energy Co	78,679	884,352
Leisure Time — 0.42%			Southwestern Energy Co (a),(b)	523,855	1,267,729
Acushnet Holdings Corp	9,156	297,570
Lindblad Expeditions Holdings Inc (a)	6,221	101,713			$9,235,061
YETI Holdings Inc (a),(b)	35,891	1,248,289	Oil & Gas Services — 0.67%
		$1,647,572	Archrock Inc	38,576	387,303
			Core Laboratories NV	23,635	890,330
Lodging — 0.05%			ProPetro Holding Corp (a)	65,748	739,665
Marcus Corp/The	6,830	216,989	RPC Inc	77,144	404,235
Machinery — Construction & Mining — 0.27%			Solaris Oilfield Infrastructure Inc, Class A	16,568	231,952
SPX Corp (a)	20,986	1,067,768			$2,653,485

See accompanying notes.

Schedule of Investments

Principal U.S. Small-Cap Multi-Factor Index ETF

December 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Packaging & Containers — 0.73%			Retail (continued)
Matthews International Corp, Class A	3,482	$132,908	Chico’s FAS Inc	30,065	$114,548
O-I Glass Inc	90,106	1,074,964	Dave & Buster’s Entertainment Inc	39,879	1,601,939
Silgan Holdings Inc	54,362	1,689,571	Denny’s Corp (a)	26,858	533,937
		$2,897,443	Dick’s Sporting Goods Inc	60,671	3,002,608
			GMS Inc (a)	26,823	726,367
Pharmaceuticals — 2.80%			Group 1 Automotive Inc	5,637	563,700
Alector Inc (a)	14,896	256,658
			Haverty Furniture Cos Inc	4,240	85,478
Amneal Pharmaceuticals Inc (a)	56,083	270,320
			Jack in the Box Inc	13,475	1,051,454
Anika Therapeutics Inc (a)	6,650	344,803
			La-Z-Boy Inc	17,671	556,283
Assertio Therapeutics Inc (a)	41,670	52,088
			Lithia Motors Inc, Class A	7,184	1,056,048
BioDelivery Sciences International Inc (a)	41,042	259,385
			Office Depot Inc	89,032	243,948
BioSpecifics Technologies Corp (a)	4,278	243,589
			PC Connection Inc	2,533	125,789
Chimerix Inc (a)	15,550	31,567	PetIQ Inc (a)	23,179	580,634
Coherus Biosciences Inc (a)	36,203	651,835	PetMed Express Inc (b)	17,387	408,942
CorMedix Inc (a),(b)	16,032	116,713	RH (a)	15,081	3,219,793
Eagle Pharmaceuticals Inc (a)	9,914	595,633
			Ruth’s Hospitality Group Inc	12,289	267,470
Endo International PLC (a)	112,018	525,364	Sally Beauty Holdings Inc (a)	45,557	831,415
Harrow Health Inc (a)	9,559	74,369	Shake Shack Inc, Class A (a)	19,850	1,182,464
Lannett Co Inc (a),(b)	27,252	240,363	Shoe Carnival Inc (b)	5,405	201,498
Mallinckrodt PLC (a),(b)	185,525	647,482
			Sonic Automotive Inc, Class A	6,871	213,001
Owens & Minor Inc	21,766	112,530	Sportsman’s Warehouse Holdings Inc (a)	7,258	58,282
Pacira BioSciences Inc (a)	48,987	2,219,111	Tailored Brands Inc (b)	42,510	175,991
Premier Inc, Class A (a)	68,259	2,585,651
			Tilly’s Inc, Class A	5,246	64,264
Prestige Consumer Healthcare Inc (a)	27,387	1,109,173
			Wingstop Inc	16,559	1,427,883
Syros Pharmaceuticals Inc (a)	5,114	35,338
			World Fuel Services Corp	30,716	1,333,689
USANA Health Sciences Inc (a)	8,887	698,074	Zumiez Inc (a)	8,861	306,059
		$11,070,046			$26,903,372
Private Equity — 0.30%			Savings & Loans — 1.61%
Kennedy-Wilson Holdings Inc	43,364	967,017	Berkshire Hills Bancorp Inc	20,091	660,592
Victory Capital Holdings Inc, Class A	10,041	210,560	First Defiance Financial Corp	6,509	204,969
		$1,177,577	Meridian Bancorp Inc	14,802	297,372
Real Estate — 1.13%			Northfield Bancorp Inc	17,041	289,015
Alexander & Baldwin Inc	28,832	604,319	Pacific Premier Bancorp Inc	34,394	1,121,417
Consolidated-Tomoka Land Co	3,069	185,122	Provident Financial Services Inc	28,219	695,598
Marcus & Millichap Inc (a)	17,012	633,697	Washington Federal Inc	56,315	2,063,945
McGrath RentCorp	9,897	757,516	WSFS Financial Corp	23,382	1,028,574
Realogy Holdings Corp (b)	112,886	1,092,737			$6,361,482
RMR Group Inc/The, Class A	15,187	693,135	Semiconductors — 2.88%
Safehold Inc	12,348	497,624	Cabot Microelectronics Corp	14,733	2,126,267
		$4,464,150	Cirrus Logic Inc (a)	37,610	3,099,440
			Diodes Inc (a)	32,444	1,828,868
REITs — 8.82%
			FormFactor Inc (a)	21,393	555,576
Apollo Commercial Real Estate Finance Inc	136,431	2,495,323
			Lattice Semiconductor Corp (a)	90,016	1,722,906
Apple Hospitality REIT Inc	157,695	2,562,544
Arbor Realty Trust Inc (b)	137,236	1,969,337	Power Integrations Inc	11,547	1,142,114
			Ultra Clean Holdings Inc (a)	19,883	466,654
Ares Commercial Real Estate Corp	31,009	491,183
CareTrust REIT Inc	111,206	2,294,180	Xperi Corp	25,446	470,751
Essential Properties Realty Trust Inc	114,031	2,829,109			$11,412,576
Exantas Capital Corp	29,399	347,202	Software — 2.96%
Four Corners Property Trust Inc	69,596	1,961,911	American Software Inc, Class A	5,969	88,819
Gladstone Commercial Corp	22,396	489,577	Appfolio Inc, Class A (a)	14,821	1,629,569
Granite Point Mortgage Trust Inc	99,696	1,832,412	Bandwidth Inc, Class A (a)	18,319	1,173,332
iStar Inc	106,468	1,544,851	Computer Programs & Systems Inc	8,773	231,607
KKR Real Estate Finance Trust Inc	57,784	1,179,949	Covetrus Inc (a)	66,197	873,800
Ladder Capital Corp	103,887	1,874,121	CSG Systems International Inc	22,805	1,180,843
Lexington Realty Trust	226,281	2,403,104	Ebix Inc	18,465	616,916
LTC Properties Inc	31,053	1,390,243	Immersion Corp (a)	26,161	194,376
PennyMac Mortgage Investment Trust	117,587	2,621,014	Intelligent Systems Corp (a)	4,877	194,787
Tanger Factory Outlet Centers Inc (b)	168,845	2,487,087	Model N Inc (a)	22,767	798,439
TPG RE Finance Trust Inc	65,360	1,324,847	Pareteum Corp (a),(b)	302,151	132,131
Weingarten Realty Investors	89,699	2,802,197	Progress Software Corp	24,072	1,000,191
		$34,900,191	SailPoint Technologies Holding Inc (a)	88,550	2,089,780
			Sciplay Corp, Class A (a)	17,299	212,605
Retail — 6.80%
America’s Car-Mart Inc (a)	3,796	416,269	Simulations Plus Inc	8,587	249,624
			SPS Commerce Inc (a)	18,833	1,043,725
Asbury Automotive Group Inc (a)	5,734	641,004
BJ’s Restaurants Inc	12,021	456,317			$11,710,544
Bloomin’ Brands Inc	53,808	1,187,543	Telecommunications — 2.36%
BMC Stock Holdings Inc (a)	33,172	951,705
			Consolidated Communications Holdings Inc	63,894	247,909
Boot Barn Holdings Inc (a)	15,945	710,031	GTT Communications Inc (a),(b)	32,192	365,379
Brinker International Inc	35,338	1,484,196	InterDigital Inc	27,787	1,514,114
Cato Corp/The, Class A	4,038	70,261	Shenandoah Telecommunications Co	15,856	659,768
Cheesecake Factory Inc/The	27,086	1,052,562	Switch Inc, Class A	89,408	1,325,026

See accompanying notes.

Schedule of Investments

Principal U.S. Small-Cap Multi-Factor Index ETF

December 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(a) Non-income producing security.
Telecommunications (continued)			(b) Security or a portion of the security was on loan at the end of the period.
Telephone & Data Systems Inc	79,363	$2,018,201	(c) Security or a portion of the security was pledged as collateral for securities
United States Cellular Corp (a)	14,948	541,566
			lending. At the end of the period, the value of these securities totaled
Viavi Solutions Inc (a)	177,969	2,669,535
			$8,267,847 or 2.09% of net assets.
		$9,341,498	(d) Affiliated Security. Security is either an affiliate (and registered under the
Textiles — 0.67%			Investment Company Act of 1940) or an affiliate as defined by the
UniFirst Corp	13,192	2,664,520	Investment Company Act of 1940 (controls 5.0% or more of the
Transportation — 1.60%			outstanding voting shares of the security).
ArcBest Corp	13,463	371,579	Please see affiliated sub-schedule for transactional information.
Forward Air Corp	14,443	1,010,288	(e) Current yield shown is as of period end.
Ryder System Inc	30,334	1,647,440
Saia Inc (a)	14,336	1,334,968
Universal Logistics Holdings Inc	3,414	64,729	Portfolio Summary (unaudited)
Werner Enterprises Inc	51,859	1,887,149	Sector			Percent
		$6,316,153	Financial			29.43%
Water — 0.69%			Consumer, Non-cyclical			20.77%
American States Water Co	18,880	1,635,763	Consumer, Cyclical			14.84%
California Water Service Group	19,825	1,022,177	Industrial			13.62%
York Water Co/The	1,694	78,110	Technology			6.94%
			Energy			4.95%
		$2,736,050	Communications			4.67%
			Basic Materialsg			2.97%
TOTAL COMMON STOCKS		$394,307,105	Investment Companies			2.45%
INVESTMENT COMPANIES — 2.45%	Shares Held	Value	Utilities			1.47%
Money Market Funds — 2.45%			Other Assets and Liabilities			(2.11)%
Principal Government Money Market			TOTAL NET ASSETS			100.00%
Fund 1.41% (c),(d),(e)	8,267,847	8,267,847
State Street Institutional U.S. Government
Money Market Fund 1.53% (e)	1,401,374	1,401,374

TOTAL INVESTMENT COMPANIES		$9,669,221
Total Investments		$403,976,326
Other Assets and Liabilities — (2.11)%		$(8,335,435)
TOTAL NET ASSETS — 100.00%		$395,640,891

			June 30, 2019	Purchases	Sales	December 31, 2019
Affiliated Securities			Value	Cost	Proceeds	Value
Principal Government Money
Market Fund 1.41%			$—	$23,834,196	$15,566,349	$8,267,847
			$—	$23,834,196	$15,566,349	$8,267,847

					Realized
				Realized	Gain from	Change in
				Gain/Loss on	Capital Gain	Unrealized
			Income (a)	Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund 1.41%			$—	$—	$—	$—
			$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments

Principal U.S. Small-MidCap Multi-Factor Core Index ETF

December 31, 2019 (unaudited)

COMMON STOCKS — 99.66%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Advertising — 0.01%			Banks (continued)
National CineMedia Inc	144	$1,050	Signature Bank	338	$46,174
			South State Corp	118	10,237
Aerospace & Defense — 1.17%
Aerojet Rocketdyne Holdings Inc (a)	301	13,744	Southside Bancshares Inc	77	2,860
			Stock Yards Bancorp Inc	39	1,601
Arconic Inc	1,884	57,971
Teledyne Technologies Inc (a)	149	51,634	Synovus Financial Corp	785	30,772
			TCF Financial Corp	694	32,479
		$123,349	TriCo Bancshares	62	2,530
Agriculture — 0.03%			United Bankshares Inc	282	10,902
Turning Point Brands Inc (b)	116	3,318	United Community Banks Inc	230	7,102
			Univest Financial Corp	79	2,116
Apparel — 1.72%			Zions Bancorp NA	1,121	58,202
Carter’s Inc	251	27,444
Columbia Sportswear Co	152	15,229			$612,061
Deckers Outdoor Corp (a)	185	31,239	Beverages — 0.69%
Hanesbrands Inc	1,777	26,388	Boston Beer Co Inc/The, Class A (a)	74	27,961
Levi Strauss & Co, Class A	421	8,121	Molson Coors Brewing Co, Class B	823	44,360
Skechers U.S.A. Inc, Class A (a)	666	28,765
					$72,321
Steven Madden Ltd	207	8,903
Under Armour Inc, Class A (a)	1,626	35,122	Biotechnology — 0.94%
			ACADIA Pharmaceuticals Inc (a)	257	10,995
		$181,211	Acorda Therapeutics Inc (a)	83	169
Auto Parts & Equipment — 0.71%			Adverum Biotechnologies Inc (a)	119	1,371
Allison Transmission Holdings Inc	646	31,215	ANI Pharmaceuticals Inc (a)	20	1,233
BorgWarner Inc	664	28,804	ArQule Inc (a)	254	5,070
Dana Inc	551	10,028	Arrowhead Pharmaceuticals Inc (a)	176	11,164
Methode Electronics Inc	93	3,660	Bio-Rad Laboratories Inc, Class A (a)	130	48,104
Miller Industries Inc	23	854	CEL-SCI Corp (a),(b)	84	769
XPEL Inc (a)	13	190	Eidos Therapeutics Inc (a),(b)	29	1,664
			Eiger BioPharmaceuticals Inc (a)	51	760
		$74,751
			Karyopharm Therapeutics Inc (a)	120	2,300
Banks — 5.81%			PDL BioPharma Inc (a)	250	811
Associated Banc-Corp	759	16,728	Translate Bio Inc (a)	72	586
Atlantic Capital Bancshares Inc (a)	88	1,615	Ultragenyx Pharmaceutical Inc (a)	82	3,502
BancorpSouth Bank	299	9,392	United Therapeutics Corp (a)	90	7,927
Bank of Hawaii Corp	168	15,987	Veracyte Inc (a)	95	2,653
Bank OZK	476	14,520
Byline Bancorp Inc	72	1,409			$99,078
Cathay General Bancorp	273	10,388	Chemicals — 2.57%
CenterState Bank Corp	397	9,917	Axalta Coating Systems Ltd (a)	1,174	35,690
Central Pacific Financial Corp	123	3,638	Balchem Corp	39	3,964
Comerica Inc	742	53,239	CF Industries Holdings Inc	976	46,594
East West Bancorp Inc	445	21,672	FMC Corp	466	46,516
Enterprise Financial Services Corp	74	3,568	Hawkins Inc	15	687
Financial Institutions Inc	25	803	Huntsman Corp	582	14,061
First Citizens BancShares Inc, Class A	35	18,627	Innospec Inc	67	6,930
First Foundation Inc	80	1,392	Koppers Holdings Inc (a)	24	917
First Hawaiian Inc	555	16,012	NewMarket Corp	51	24,813
First Horizon National Corp	2,484	41,135	PolyOne Corp	202	7,432
First Merchants Corp	141	5,864	RPM International Inc	412	31,625
First of Long Island Corp/The	49	1,229	Sensient Technologies Corp	130	8,592
Flagstar Bancorp Inc	220	8,415	Stepan Co	46	4,712
Fulton Financial Corp	637	11,103	Valvoline Inc	655	14,024
Glacier Bancorp Inc	256	11,773	WR Grace & Co	344	24,028
Great Southern Bancorp Inc	22	1,393			$270,585
Hanmi Financial Corp	103	2,060
Hilltop Holdings Inc	437	10,894	Coal — 0.14%
Home BancShares Inc	374	7,353	Arch Coal Inc, Class A	88	6,313
Hope Bancorp Inc	332	4,934	Warrior Met Coal Inc	376	7,945
Horizon Bancorp Inc	69	1,311			$14,258
IBERIABANK Corp	190	14,218	Commercial Services — 3.85%
Independent Bank Corp	73	1,653	Aaron’s Inc	257	14,677
International Bancshares Corp	161	6,934	AMERCO	33	12,402
Mercantile Bank Corp	25	912	Barrett Business Services Inc	30	2,714
Midland States Bancorp Inc	57	1,651	Booz Allen Hamilton Holding Corp	703	50,004
MidWestOne Financial Group Inc	15	543	Bright Horizons Family Solutions Inc (a)	155	23,295
Nicolet Bankshares Inc (a)	24	1,772
			Carriage Services Inc	23	589
Origin Bancorp Inc	74	2,800	Cimpress PLC (a)	89	11,194
PacWest Bancorp	526	20,130	Collectors Universe Inc	24	553
Pinnacle Financial Partners Inc	279	17,856	CorVel Corp (a)	75	6,552
Popular Inc	375	22,031	Euronet Worldwide Inc (a)	322	50,734
Preferred Bank	47	2,824	EVERTEC Inc	202	6,876
RBB Bancorp	29	614	Forrester Research Inc (a)	68	2,836
S&T Bancorp Inc	99	3,989	FTI Consulting Inc (a)	151	16,710
ServisFirst Bancshares Inc	74	2,788	Healthcare Services Group Inc	361	8,779

See accompanying notes.

Schedule of Investments

Principal U.S. Small-MidCap Multi-Factor Core Index ETF

December 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Commercial Services (continued)			Diversified Financial Services (continued)
Heidrick & Struggles International Inc	68	$2,210	Houlihan Lokey Inc	242	$11,827
Huron Consulting Group Inc (a)	57	3,917	Invesco Ltd	2,949	53,023
ICF International Inc	98	8,979	Lazard Ltd, Class A	451	18,022
Kforce Inc	72	2,858	Legg Mason Inc	459	16,483
Macquarie Infrastructure Corp	456	19,535	LPL Financial Holdings Inc	399	36,808
ManpowerGroup Inc	315	30,586	Mr Cooper Group Inc (a)	248	3,103
Monro Inc	118	9,228	OneMain Holdings Inc	242	10,200
Morningstar Inc	63	9,533	Santander Consumer USA Holdings Inc	857	20,028
National Research Corp	38	2,506	SEI Investments Co	409	26,781
Resources Connection Inc	144	2,351	Stifel Financial Corp	228	13,828
Robert Half International Inc	804	50,773	Waddell & Reed Financial Inc, Class A	525	8,778
Sabre Corp	1,039	23,315	Western Union Co/The	2,154	57,684
Service Corp International/US	491	22,601	Westwood Holdings Group Inc	33	977
SP Plus Corp (a)	37	1,570
					$529,136
Vectrus Inc (a)	69	3,537
Viad Corp	69	4,657	Electric — 3.08%
			AES Corp	2,999	59,680
		$406,071	Alliant Energy Corp	926	50,671
Computers — 3.04%			Black Hills Corp	388	30,474
Agilysys Inc (a)	148	3,761	Hawaiian Electric Industries Inc	399	18,697
CACI International Inc, Class A (a)	216	53,998	IDACORP Inc	443	47,312
Diebold Nixdorf Inc (a)	513	5,417	NorthWestern Corp	355	25,443
EPAM Systems Inc (a)	269	57,071	OGE Energy Corp	1,035	46,026
ForeScout Technologies Inc (a)	372	12,202	Pinnacle West Capital Corp	514	46,224
Genpact Ltd	871	36,730			$324,527
Insight Enterprises Inc (a)	264	18,557
Leidos Holdings Inc	571	55,895	Electrical Components & Equipment — 0.98%
MAXIMUS Inc	172	12,795	Acuity Brands Inc	200	27,600
Perspecta Inc	767	20,279	Belden Inc	126	6,930
Science Applications International Corp	476	41,421	Encore Wire Corp	51	2,927
TTEC Holdings Inc	58	2,298	Generac Holdings Inc (a)	367	36,917
		$320,424	Hubbell Inc	193	28,529
					$102,903
Construction Materials — 2.43%
American Woodmark Corp (a)	57	5,957	Electronics — 3.26%
Armstrong World Industries Inc	265	24,902	Allegion PLC	481	59,904
Boise Cascade Co	131	4,785	Atkore International Group Inc (a)	159	6,433
Builders FirstSource Inc (a)	497	12,629	Avnet Inc	442	18,758
Eagle Materials Inc	269	24,388	Badger Meter Inc	102	6,623
Fortune Brands Home & Security Inc	498	32,539	Brady Corp, Class A	198	11,337
Louisiana-Pacific Corp	1,152	34,180	Comtech Telecommunications Corp	91	3,230
Masco Corp	1,197	57,444	FLIR Systems Inc	580	30,201
Owens Corning	790	51,445	Gentex Corp	811	23,503
Universal Forest Products Inc	156	7,441	Jabil Inc	538	22,235
			OSI Systems Inc (a)	198	19,946
		$255,710
			SYNNEX Corp	226	29,109
Distribution/Wholesale — 0.79%			Tech Data Corp (a)	205	29,438
Core-Mark Holding Co Inc	117	3,181	Trimble Inc (a)	640	26,682
G-III Apparel Group Ltd (a)	152	5,092	Watts Water Technologies Inc, Class A	118	11,772
KAR Auction Services Inc	1,260	27,456	Woodward Inc	371	43,941
LKQ Corp (a)	866	30,916
Systemax Inc	38	956			$343,112
WESCO International Inc (a)	266	15,798	Energy — Alternate Sources — 0.43%
			Enphase Energy Inc (a)	883	23,073
		$83,399
			Green Plains Inc	182	2,808
Diversified Financial Services — 5.02%			Pattern Energy Group Inc, Class A	421	11,264
Affiliated Managers Group Inc	318	26,947	TerraForm Power Inc, Class A	505	7,772
Aircastle Ltd	172	5,506
Alliance Data Systems Corp	381	42,748			$44,917
Artisan Partners Asset Management Inc, Class A	254	8,209	Engineering & Construction — 1.39%
B. Riley Financial Inc	23	579	AECOM (a)	663	28,595
Cboe Global Markets Inc	434	52,080	Arcosa Inc	190	8,465
CBTX Inc	22	685	EMCOR Group Inc	286	24,682
Cohen & Steers Inc	139	8,724	Exponent Inc	206	14,216
Credit Acceptance Corp (a)	65	28,751	frontdoor Inc (a)	146	6,923
Deluxe Corp	214	10,683	Great Lakes Dredge & Dock Corp (a)	232	2,629
Diamond Hill Investment Group Inc	16	2,247	KBR Inc	749	22,844
Eaton Vance Corp	449	20,964	MasTec Inc (a)	338	21,686
Encore Capital Group Inc (a)	142	5,021	TopBuild Corp (a)	164	16,905
Evercore Inc, Class A	265	19,811			$146,945
Federal Agricultural Mortgage Corp, Class C	27	2,255
Greenhill & Co Inc	98	1,674	Entertainment — 0.15%
Hamilton Lane Inc, Class A	121	7,212	Cinemark Holdings Inc	470	15,909
Hannon Armstrong Sustainable Infrastructure			Environmental Control — 0.46%
Capital Inc	233	7,498	Clean Harbors Inc (a)	205	17,579

See accompanying notes.

Schedule of Investments

Principal U.S. Small-MidCap Multi-Factor Core Index ETF

December 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Environmental Control (continued)			Healthcare — Services (continued)
Tetra Tech Inc	357	$30,759	Brookdale Senior Living Inc (a)	721	$5,242
			Catalent Inc (a)	659	37,102
		$48,338
			Catasys Inc (a),(b)	52	848
Food — 1.49%			Charles River Laboratories International Inc (a)	108	16,498
Chefs’ Warehouse Inc/The (a)	84	3,201
			Chemed Corp	119	52,272
Flowers Foods Inc	870	18,914	Community Health Systems Inc (a)	406	1,177
Ingredion Inc	322	29,930	DaVita Inc (a)	859	64,451
John B Sanfilippo & Son Inc	35	3,195	Encompass Health Corp	490	33,942
Performance Food Group Co (a)	401	20,643
			Ensign Group Inc/The	199	9,029
Pilgrim’s Pride Corp (a)	460	15,049	Invitae Corp (a)	192	3,097
Simply Good Foods Co/The (a)	213	6,079	Joint Corp/The (a)	98	1,582
Sprouts Farmers Market Inc (a)	605	11,707	LHC Group Inc (a)	201	27,690
TreeHouse Foods Inc (a)	221	10,718	MEDNAX Inc (a)	447	12,422
US Foods Holding Corp (a)	886	37,115	Medpace Holdings Inc (a)	58	4,875
		$156,551	Natera Inc (a)	217	7,311
Food Service — 0.47%			National HealthCare Corp	37	3,198
			Syneos Health Inc (a)	129	7,672
Aramark	1,146	49,736
			Tenet Healthcare Corp (a)	483	18,368
Forest Products & Paper — 0.14%			US Physical Therapy Inc	74	8,462
Domtar Corp	279	10,669			$339,099
PH Glatfelter Co	77	1,409
Schweitzer-Mauduit International Inc	70	2,939	Home Builders — 1.86%
			Century Communities Inc (a)	114	3,118
		$15,017	Green Brick Partners Inc (a)	30	344
Gas — 0.34%			Installed Building Products Inc (a)	94	6,474
ONE Gas Inc	199	18,621	LGI Homes Inc (a)	79	5,581
Southwest Gas Holdings Inc	222	16,865	M/I Homes Inc (a)	106	4,171
		$35,486	MDC Holdings Inc	186	7,098
			Meritage Homes Corp (a)	152	9,289
Hand/Machine Tools — 0.93%			NVR Inc (a)	13	49,509
Franklin Electric Co Inc	104	5,961	PulteGroup Inc	1,366	53,001
Lincoln Electric Holdings Inc	281	27,181	Taylor Morrison Home Corp, Class A (a)	565	12,351
MSA Safety Inc	101	12,763	Toll Brothers Inc	826	32,635
Snap-on Inc	307	52,006	TRI Pointe Group Inc (a)	807	12,573
		$97,911			$196,144
Healthcare — Products — 4.28%			Home Furnishings — 0.37%
Accuray Inc (a)	301	849
			Whirlpool Corp	265	39,095
Alphatec Holdings Inc (a)	191	1,355
Atrion Corp	18	13,527	Household Products/Wares — 0.51%
Avantor Inc (a)	793	14,393	Avery Dennison Corp	282	36,891
Bio-Techne Corp	83	18,219	Helen of Troy Ltd (a)	93	16,721
Bruker Corp	531	27,065			$53,612
Cardiovascular Systems Inc (a)	157	7,629
Conformis Inc (a)	241	361	Housewares — 0.37%
CONMED Corp	190	21,248	Toro Co/The	490	39,038
Hanger Inc (a)	114	3,148	Insurance — 5.09%
Hill-Rom Holdings Inc	389	44,163	AMERISAFE Inc	119	7,858
Inspire Medical Systems Inc (a)	175	12,987	AXA Equitable Holdings Inc	1,752	43,415
Insulet Corp (a)	273	46,738	Brown & Brown Inc	1,080	42,638
Invacare Corp	58	523	Crawford & Co, Class A	48	551
iRadimed Corp (a)	20	468	Essent Group Ltd	376	19,548
Lantheus Holdings Inc (a)	137	2,810	Fidelity National Financial Inc	1,124	50,973
LeMaitre Vascular Inc	73	2,624	First American Financial Corp	727	42,399
Luminex Corp	93	2,154	Globe Life Inc	399	41,995
Masimo Corp (a)	274	43,308	Hanover Insurance Group Inc/The	368	50,294
Meridian Bioscience Inc	198	1,934	James River Group Holdings Ltd	164	6,758
Natus Medical Inc (a)	123	4,058	Kinsale Capital Group Inc	96	9,759
Nevro Corp (a)	145	17,043	Primerica Inc	201	26,243
Novocure Ltd (a)	139	11,713	Radian Group Inc	916	23,047
NuVasive Inc (a)	273	21,114	RenaissanceRe Holdings Ltd	253	49,593
OPKO Health Inc (a)	1,020	1,499	Safety Insurance Group Inc	42	3,886
OrthoPediatrics Corp (a)	44	2,068	Selective Insurance Group Inc	417	27,184
Patterson Cos Inc	822	16,835	Unum Group	1,192	34,759
Quanterix Corp (a)	42	992	Voya Financial Inc	917	55,919
Repligen Corp (a)	450	41,625
					$536,819
Rockwell Medical Inc (a)	115	281
Tandem Diabetes Care Inc (a)	529	31,534	Internet — 0.35%
Utah Medical Products Inc	10	1,079	Cogent Communications Holdings Inc	105	6,910
West Pharmaceutical Services Inc	239	35,929	GlobalSCAPE Inc	31	305
			HealthStream Inc (a)	175	4,760
		$451,273	Match Group Inc (a),(b)	114	9,360
Healthcare — Services — 3.22%			NIC Inc	154	3,442
Acadia Healthcare Co Inc (a)	411	13,653	Perficient Inc (a)	227	10,458
Addus HomeCare Corp (a)	105	10,208

See accompanying notes.

Schedule of Investments

Principal U.S. Small-MidCap Multi-Factor Core Index ETF

December 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Internet (continued)			Office & Business Equipment — 0.05%
Shutterstock Inc (a)	48	$2,058	Pitney Bowes Inc	1,212	$4,884

		$37,293	Office Furnishings — 0.24%
Investment Companies — 0.09%			Herman Miller Inc	249	10,371
Ellington Financial Inc	409	7,497	HNI Corp	105	3,933
Oaktree Specialty Lending Corp	390	2,129	Interface Inc	102	1,692
		$9,626	Kimball International Inc, Class B	64	1,323
			Knoll Inc	105	2,652
Iron & Steel — 0.62%			Steelcase Inc, Class A	255	5,218
Carpenter Technology Corp	81	4,032
Reliance Steel & Aluminum Co	265	31,737			$25,189
Steel Dynamics Inc	858	29,206	Oil & Gas — 2.63%
		$64,975	Berry Petroleum Corp	176	1,660
			Bonanza Creek Energy Inc (a)	51	1,190
Leisure Time — 0.58%			Cabot Oil & Gas Corp	2,841	49,462
Acushnet Holdings Corp	84	2,730	Cimarex Energy Co	423	22,203
Harley-Davidson Inc	661	24,582	Comstock Resources Inc (a)	98	807
Polaris Inc	219	22,272	CVR Energy Inc	240	9,703
YETI Holdings Inc (a)	329	11,443
			Devon Energy Corp	1,922	49,914
		$61,027	EQT Corp	1,475	16,078
Lodging — 0.45%			Evolution Petroleum Corp	50	274
Choice Hotels International Inc	180	18,617	Falcon Minerals Corp	78	551
Marcus Corp/The	74	2,351	Gulfport Energy Corp (a)	964	2,931
Wyndham Hotels & Resorts Inc	418	26,255	Matador Resources Co (a)	564	10,135
			Murphy Oil Corp	629	16,857
		$47,223	Murphy USA Inc (a)	158	18,486
Machinery — Construction & Mining — 0.08%			Noble Energy Inc	1,726	42,874
SPX Corp (a)	160	8,141	Northern Oil and Gas Inc (a)	1,168	2,733
			Par Pacific Holdings Inc (a)	185	4,299
Machinery — Diversified — 1.36%
			PDC Energy Inc (a)	359	9,395
AGCO Corp	302	23,330
			Southwestern Energy Co (a),(b)	3,893	9,421
Alamo Group Inc	34	4,269
			Whiting Petroleum Corp (a)	1,163	8,536
Cactus Inc, Class A	169	5,800
CSW Industrials Inc	51	3,927			$277,509
Gardner Denver Holdings Inc (a)	848	31,105
			Oil & Gas Services — 0.41%
Graco Inc	379	19,708
Ichor Holdings Ltd (a)	172	5,722	Core Laboratories NV	176	6,630
Middleby Corp/The (a)	174	19,056	National Oilwell Varco Inc	1,190	29,810
			ProPetro Holding Corp (a)	489	5,501
Nordson Corp	113	18,401
Tennant Co	36	2,805	Solaris Oilfield Infrastructure Inc, Class A	123	1,722
Welbilt Inc (a)	574	8,960			$43,663
		$143,083	Packaging & Containers — 1.76%
			Crown Holdings Inc (a)	756	54,840
Media — 2.17%			Matthews International Corp, Class A	38	1,450
Altice USA Inc, Class A (a)	1,740	47,572	O-I Glass Inc	689	8,220
AMC Networks Inc, Class A (a)	221	8,729	Packaging Corp of America	461	51,627
Cable One Inc	30	44,654	Sealed Air Corp	769	30,629
Central European Media Enterprises Ltd, Class A (a)	149	675	Silgan Holdings Inc	407	12,650
DISH Network Corp, Class A (a)	1,013	35,931	Sonoco Products Co	415	25,614
Entravision Communications Corp, Class A	87	228
FactSet Research Systems Inc	177	47,489			$185,030
Nexstar Media Group Inc, Class A	168	19,698	Pharmaceuticals — 2.52%
Sinclair Broadcast Group Inc, Class A	397	13,236	Alkermes PLC (a)	618	12,607
TEGNA Inc	607	10,131	Amneal Pharmaceuticals Inc (a)	514	2,477
			Anika Therapeutics Inc (a)	61	3,163
		$228,343
			Assertio Therapeutics Inc (a)	382	478
Metal Fabrication & Hardware — 0.22%			Axsome Therapeutics Inc (a)	59	6,098
Advanced Drainage Systems Inc	278	10,798	BioDelivery Sciences International Inc (a)	376	2,376
AZZ Inc	94	4,319	BioSpecifics Technologies Corp (a)	13	740
Mueller Industries Inc	140	4,445	Chimerix Inc (a)	115	233
Park-Ohio Holdings Corp	13	437	Coherus Biosciences Inc (a)	141	2,539
TriMas Corp (a)	114	3,581
			CorMedix Inc (a),(b)	147	1,070
		$23,580	Eagle Pharmaceuticals Inc (a)	91	5,467
Mining — 0.31%			Endo International PLC (a)	1,027	4,817
Royal Gold Inc	271	33,130	Harrow Health Inc (a)	88	685
			Horizon Therapeutics PLC (a)	899	32,544
Miscellaneous Manufacture — 1.54%			Jazz Pharmaceuticals PLC (a)	367	54,786
AptarGroup Inc	291	33,645	Lannett Co Inc (a),(b)	250	2,205
Carlisle Cos Inc	261	42,240	Mallinckrodt PLC (a),(b)	1,701	5,936
Donaldson Co Inc	276	15,903	Mylan NV (a)	2,526	50,773
Federal Signal Corp	199	6,418	Option Care Health Inc (a)	464	1,731
Hexcel Corp	394	28,884	Owens & Minor Inc	200	1,034
ITT Inc	310	22,912	Pacira BioSciences Inc (a)	450	20,385
John Bean Technologies Corp	104	11,717
			Perrigo Co PLC	715	36,937
		$161,719	Premier Inc, Class A (a)	165	6,250

See accompanying notes.

Schedule of Investments

Principal U.S. Small-MidCap Multi-Factor Core Index ETF

December 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Pharmaceuticals (continued)			Retail (continued)
Prestige Consumer Healthcare Inc (a)	251	$10,166	Denny’s Corp (a)	291	$5,785
Syros Pharmaceuticals Inc (a)	53	366	Dick’s Sporting Goods Inc	656	32,465
			Dillard’s Inc, Class A (b)	94	6,907
		$265,863
			Dunkin’ Brands Group Inc	397	29,989
Pipelines — 0.13%			FirstCash Inc	234	18,867
Equitrans Midstream Corp	1,057	14,122	Floor & Decor Holdings Inc, Class A (a)	213	10,823
Private Equity — 0.08%			Foot Locker Inc	795	30,997
Kennedy-Wilson Holdings Inc	303	6,757	GMS Inc (a)	205	5,551
Victory Capital Holdings Inc, Class A	70	1,468	Group 1 Automotive Inc	61	6,100
			Haverty Furniture Cos Inc	46	927
		$8,225	Jack in the Box Inc	146	11,392
Real Estate — 0.20%			L Brands Inc	1,576	28,557
Alexander & Baldwin Inc	202	4,234	Lithia Motors Inc, Class A	78	11,466
Consolidated-Tomoka Land Co	21	1,266	Macy’s Inc	3,150	53,550
Marcus & Millichap Inc (a)	119	4,433	Nordstrom Inc	926	37,901
Realogy Holdings Corp (b)	790	7,647	Office Depot Inc	963	2,639
Safehold Inc	86	3,466	PC Connection Inc	31	1,540
		$21,046	Penske Automotive Group Inc	129	6,478
			Qurate Retail Inc, Series A (a)	1,160	9,779
REITs — 10.93%			RH (a)	273	58,286
Americold Realty Trust	1,346	47,191	Shoe Carnival Inc (b)	58	2,162
Apartment Investment & Management Co,			Signet Jewelers Ltd	358	7,783
Class A	957	49,429	Sonic Automotive Inc, Class A	74	2,294
Apollo Commercial Real Estate Finance Inc	1,369	25,039	Tailored Brands Inc (b)	460	1,904
Apple Hospitality REIT Inc	1,326	21,547	Texas Roadhouse Inc	433	24,387
Arbor Realty Trust Inc	942	13,518	Wendy’s Co/The	1,138	25,275
Ares Commercial Real Estate Corp	217	3,437	Williams-Sonoma Inc	437	32,093
Blackstone Mortgage Trust Inc, Class A	1,393	51,847	Wingstop Inc	179	15,435
Brixmor Property Group Inc	2,460	53,161	World Fuel Services Corp	235	10,204
CorEnergy Infrastructure Trust Inc (b)	102	4,560
			Zumiez Inc (a)	96	3,316
CubeSmart	1,433	45,111
EPR Properties	479	33,837			$667,504
Essential Properties Realty Trust Inc	941	23,346	Savings & Loans — 0.38%
Exantas Capital Corp	206	2,433	First Defiance Financial Corp	46	1,449
Gaming and Leisure Properties Inc	1,305	56,180	Meridian Bancorp Inc	104	2,089
Gladstone Commercial Corp	157	3,432	Northfield Bancorp Inc	119	2,018
Granite Point Mortgage Trust Inc	684	12,572	Pacific Premier Bancorp Inc	241	7,858
iStar Inc	745	10,810	Provident Financial Services Inc	197	4,856
Kimco Realty Corp	2,391	49,518	Washington Federal Inc	387	14,184
KKR Real Estate Finance Trust Inc	404	8,250	WSFS Financial Corp	164	7,214
Ladder Capital Corp	713	12,863			$39,668
Lamar Advertising Co, Class A	299	26,689
Lexington Realty Trust	1,557	16,535	Semiconductors — 3.01%
Life Storage Inc	414	44,828	Cabot Microelectronics Corp	179	25,833
			Diodes Inc (a)	401	22,604
LTC Properties Inc	217	9,715
Medical Properties Trust Inc	2,552	53,873	Entegris Inc	1,061	53,146
			FormFactor Inc (a)	264	6,856
Omega Healthcare Investors Inc	1,194	50,566
			Lattice Semiconductor Corp (a)	1,090	20,863
PennyMac Mortgage Investment Trust	1,584	35,307
Piedmont Office Realty Trust Inc, Class A	660	14,678	MKS Instruments Inc	318	34,983
PS Business Parks Inc	99	16,322	Monolithic Power Systems Inc	262	46,641
QTS Realty Trust Inc, Class A	289	15,684	Power Integrations Inc	143	14,144
			Silicon Laboratories Inc (a)	245	28,415
Regency Centers Corp	719	45,362
Sabra Health Care REIT Inc	1,078	23,005	Teradyne Inc	846	57,689
Spirit Realty Capital Inc	1,043	51,295	Xperi Corp	315	5,828
Starwood Property Trust Inc	2,062	51,261			$317,002
STORE Capital Corp	1,334	49,678	Software — 2.03%
Tanger Factory Outlet Centers Inc (b)	1,562	23,008
			ACI Worldwide Inc (a)	268	10,153
TPG RE Finance Trust Inc	457	9,263	Alteryx Inc, Class A (a)	120	12,008
VICI Properties Inc	2,204	56,312	American Software Inc, Class A	55	818
Weingarten Realty Investors	978	30,553	Bandwidth Inc, Class A (a)	49	3,139
		$1,152,015	Black Knight Inc (a)	310	19,989
Retail — 6.33%			Blackbaud Inc	93	7,403
Asbury Automotive Group Inc (a)	62	6,931	CDK Global Inc	317	17,334
AutoNation Inc (a)	265	12,887	Ceridian HCM Holding Inc (a)	131	8,892
Bed Bath & Beyond Inc	1,359	23,511	Computer Programs & Systems Inc	33	871
			Covetrus Inc (a)	267	3,524
Big Lots Inc	364	10,454
BMC Stock Holdings Inc (a)	254	7,287	CSG Systems International Inc	82	4,246
Boot Barn Holdings Inc (a)	173	7,704	Digital Turbine Inc (a)	451	3,216
Buckle Inc/The (b)	141	3,813	Ebix Inc	51	1,704
			Immersion Corp (a)	86	639
Casey’s General Stores Inc	221	35,137
Cheesecake Factory Inc/The	293	11,386	j2 Global Inc	127	11,901
			Manhattan Associates Inc (a)	129	10,288
Cracker Barrel Old Country Store Inc	238	36,590
			MicroStrategy Inc, Class A (a)	19	2,710
Dave & Buster’s Entertainment Inc	422	16,952

See accompanying notes.

Schedule of Investments

Principal U.S. Small-MidCap Multi-Factor Core Index ETF

December 31, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	INVESTMENT COMPANIES — 1.05%		Shares Held		Value
Software (continued)			Money Market Funds — 1.05%
MongoDB Inc (a)	87	$11,450	Principal Government Money Market Fund
Pareteum Corp (a),(b)	6,826	2,985	1.41% (c),(d),(e)			75,573	$75,573
Progress Software Corp	111	4,612	State Street Institutional U.S. Government
PROS Holdings Inc (a)	58	3,475	Money Market Fund 1.53% (e)			35,152	35,152
Sciplay Corp, Class A (a)	61	750
Simulations Plus Inc	36	1,047	TOTAL INVESTMENT COMPANIES				$110,725
SPS Commerce Inc (a)	88	4,877
			Total Investments			$10,612,271
Tyler Technologies Inc (a)	187	56,104
			Other Assets and Liabilities — (0.71)%				$(74,449)
Verint Systems Inc (a)	176	9,743
			TOTAL NET ASSETS — 100.00%			$10,537,822
		$213,878

Telecommunications — 2.64%			(a) Non-income producing security.
Consolidated Communications Holdings Inc	1,443	5,599	(b) Security or a portion of the security was on loan at the end of the period.
GTT Communications Inc (a),(b)	727	8,251
			(c) Security or a portion of the security was pledged as collateral for securities
Juniper Networks Inc	2,018	49,703
LogMeIn Inc	448	38,412	lending. At the end of the period, the value of these securities totaled
Shenandoah Telecommunications Co	358	14,896	$75,573 or 0.72% of net assets.
Switch Inc, Class A	150	2,223	(d) Affiliated Security. Security is either an affiliate (and registered under the
Ubiquiti Inc	415	78,427	Investment Company Act of 1940) or an affiliate as defined by the
ViaSat Inc (a)	663	48,528
			Investment Company Act of 1940 (controls 5.0% or more of the
Viavi Solutions Inc (a)	2,166	32,490
			outstanding voting shares of the security). Please see affiliated
		$278,529	sub-schedule for transactional information.
Textiles — 0.20%			(e) Current yield shown is as of period end.
UniFirst Corp	105	21,208

Transportation — 0.45%			Portfolio Summary (unaudited)
ArcBest Corp	103	2,843	Sector				Percent
Forward Air Corp	110	7,695
Ryder System Inc	227	12,328	Financial				27.60%
Saia Inc (a)	110	10,243	Consumer, Non-cyclical				17.53%
Universal Logistics Holdings Inc	26	493	Industrial				16.02%
Werner Enterprises Inc	389	14,156	Consumer, Cyclical				14.25%
			Technology				8.13%
		$47,758	Communications				5.17%
Water — 0.16%			Energy				3.74%
American States Water Co	189	16,375	Basic Materials				3.64%
York Water Co/The	17	784	Utilities				3.58%
		$17,159	Investment Companies				1.05%
			Other Assets and Liabilities				(0.71)%
TOTAL COMMON STOCKS		$10,501,546 TOTAL NET ASSETS					100.00%

			June 30, 2019	Purchases	Sales	December 31, 2019
Affiliated Securities			Value	Cost	Proceeds	Value
Principal Government Money
Market Fund 1.41%			$—	$338,304	$262,731		$75,573
			$—	$338,304	$262,731		$75,573

					Realized
				Realized	Gain from	Change in
				Gain/Loss on	Capital Gain	Unrealized
			Income (a)	Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund 1.41%			$—	$—	$—		$—
			$—	$—	$—		$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Active Global Dividend Income ETF

For a share outstanding for the year ended June 30 (except as noted):

	Period ended		Year ended	Year ended	Period ended
December 31, 2019 (a)			June 30, 2019	June 30, 2018	June 30, 2017 (b)
Net asset value, beginning of period	$27.64		$27.56	$25.36	$25.00
Investment Operations:
Net investment income (c)	0.29		0.67	0.69	0.17
Net realized and change in unrealized gain	2.59		0.39	2.15	0.19
Total from investment operations	2.88		1.06	2.84	0.36
Dividends and Distributions to Shareholders from:
Net investment income	(0.68)		(0.68)	(0.51)	—
Net realized gains	—		(0.30)	(0.13)	—
Total dividends and distributions to stockholders	(0.68)		(0.98)	(0.64)	—
Net asset value, end of period	$29.84		$27.64	$27.56	$25.36
Total return	10.57	% (d)	4.12%	11.24%	1.43% (d)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$802,647		$717,189	$705,435	$428,567
Ratio of expenses to average net assets	0.58	% (e)	0.58%	0.58%	0.58% (e)
Ratio of expenses to average net assets excluding interest
expense	0.58	% (e)	0.58%	—(f)	—(f)
Ratio of net investment income to average net assets	2.08	% (e)	2.49%	2.51%	4.56% (e)
Portfolio turnover rate (g)	12.9	% (e)	31.5%	22.0%	0.0% (e)

(a)	Six months ended December 31, 2019.
(b)	Period from May 9, 2017, date operations commenced, through June 30, 2017.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Ratio is not applicable as there was no interest expense in the period.
(g)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Active Income ETF

For a share outstanding for the year ended June 30 (except as noted):

	Period ended		Year ended	Year ended		Year ended		Period ended
	December 31, 2019 (a)		June 30, 2019	June 30, 2018		June 30, 2017		June 30, 2016 (b)
Net asset value, beginning of period	$39.91		$40.27	$41.31		$39.12		$40.00

Investment Operations:
Net investment income (c)	0.96		1.91	1.78		1.95		2.13
Net realized and change in unrealized gain
(loss)	1.09		(0.01)	(0.50)		2.22		(1.39)
Total from investment operations	2.05		1.90	1.28		4.17		0.74

Dividends and Distributions to
Shareholders from:
Net investment income		(1.16)	(1.92)	(1.87)		(1.98)		(1.62)
Net realized gains	—		(0.34)	(0.45)		—		—
Total dividends and distributions to
stockholders		(1.16)	(2.26)	(2.32)		(1.98)		(1.62)
Net asset value, end of period	$40.80		$39.91	$40.27		$41.31		$39.12

Total return	5.25	% (d)	4.95%	3.10%		10.92%		2.13	% (d)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$288,687		$216,519	$292,967		$286,084		$265,013
Ratio of expenses to average net assets	0.49	% (e)	0.61%	0.65	% (f)	0.77	% (f)	0.85% (e),(f)
Ratio of gross expenses to average net
assets	—(g)		—(g)	0.68%		0.80%		1.34	% (e)
Ratio of net investment income to average
net assets	4.78	% (e)	4.84%	4.34%		4.82%		5.99	% (e)
Portfolio turnover rate (h)	11.1	% (e)	17.9%	11.0%		30.7%		34.3	% (e)

(a)	Six months ended December 31, 2019.
(b)	Period from July 8, 2015, date operations commenced, through June 30, 2016.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Includes reimbursement from Advisor.
(g)	Ratio is not applicable as there was no reimbursement from Advisor in the period.
(h)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Contrarian Value Index ETF

For a share outstanding for the year ended June 30 (except as noted):

	Period Ended		Year Ended	Period Ended
	December 31, 2019 (a)		June 30, 2019	June 30, 2018 (b)
Net asset value, beginning of period	$26.78		$26.12	$25.00
Investment Operations:
Net investment income (c)	0.25		0.39	0.26
Net realized and change in unrealized gain	1.88		0.66	1.03
Total from investment operations	2.13		1.05	1.29
Dividends and Distributions to Shareholders from:
Net investment income	(0.34)		(0.39)	(0.17)
Total dividends and distributions to stockholders	(0.34)		(0.39)	(0.17)
Net asset value, end of period	$28.57		$26.78	$26.12
Total return	8.03	% (d)	4.13%	5.15	% (d)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$5,713		$5,356	$3,918
Ratio of expenses to average net assets	0.29	% (e)	0.29%	0.29	% (e)
Ratio of net investment income to average net assets	1.84	% (e)	1.52%	1.44	% (e)
Portfolio turnover rate (f)	7.9	% (e)	47.1%	61.6	% (e)

(a)	Six months ended December 31, 2019.
(b)	Period from October 18, 2017, date operations commenced, through June 30, 2018.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Healthcare Innovators Index ETF

For a share outstanding for the year ended June 30 (except as noted):

	Period ended		Year ended	Year ended	Period ended
December 31, 2019 (a)			June 30, 2019	June 30, 2018	June 30, 2017 (b)
Net asset value, beginning of period	$34.37		$34.74	$28.56	$25.00
Investment Operations:
Net investment loss (c)	(0.06)		(0.13)	(0.12)	(0.08)
Net realized and change in unrealized gain (loss)	4.26		(0.24)	6.35	3.64
Total from investment operations	4.20		(0.37)	6.23	3.56
Dividends and Distributions to Shareholders from:
Net realized gains	—		—	(0.05)	—
Total dividends and distributions to stockholders	—		—	(0.05)	—
Net asset value, end of period	$38.57		$34.37	$34.74	$28.56
Total return	12.22	% (d)	(1.05)%	21.83%	14.24	% (d)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$59,788		$56,713	$52,104	$7,140
Ratio of expenses to average net assets	0.42	% (e)	0.42%	0.42%	0.42	% (e)
Ratio of net investment loss to average net assets	(0.35	)% (e)	(0.39)%	(0.38)%	(0.32	)% (e)
Portfolio turnover rate (f)	34.3	% (e)	34.5%	33.6%	18.2	% (e)

(a)	Six months ended December 31, 2019.
(b)	Period from August 19, 2016, date operations commenced, through June 30, 2017.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal International Multi-Factor Core Index ETF

For a share outstanding for the year ended June 30 (except as noted):

Period ended
December 31, 2019 (a)
Net asset value, beginning of period	$25.00
Investment Operations:
Net investment income (b)	0.22
Net realized and change in unrealized gain	1.59
Total from investment operations	1.81
Dividends and Distributions to Shareholders from:
Net investment income	(0.26)
Net realized gains	(0.01)
Total dividends and distributions to stockholders	(0.27)
Net asset value, end of period	$26.54
Total return (c)	7.31%
Ratios/Supplemental Data:
Net assets, end of period (000s)	$18,578
Ratio of expenses to average net assets (d)	0.25%
Ratio of net investment income to average net assets (d)	1.99%
Portfolio turnover rate (d),(e)	56.2%

(a)	Period from July 23, 2019, date operations commenced, through December 31, 2019.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amount has not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Investment Grade Corporate Active ETF

For a share outstanding for the year ended June 30 (except as noted):

	Period ended		Year ended	Period ended
December 31, 2019 (a)			June 30, 2019	June 30, 2018 (b)
Net asset value, beginning of period	$26.20		$24.59	$25.00
Investment Operations:
Net investment income (c)	0.45		0.95	0.19
Net realized and change in unrealized gain (loss)	0.66		1.66	(0.52)
Total from investment operations	1.11		2.61	(0.33)
Dividends and Distributions to Shareholders from:
Net investment income	(0.57)		(0.98)	(0.08)
Net realized gains	(0.85)		(0.02)	—
Total dividends and distributions to stockholders	(1.42)		(1.00)	(0.08)
Net asset value, end of period	$25.89		$26.20	$24.59
Total return	4.26	% (d)	10.95%	(1.32	)% (d)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$120,385		$120,540	$228,710
Ratio of expenses to average net assets	0.26	% (e)	0.26%	0.26	% (e)
Ratio of net investment income to average net assets	3.41	% (e)	3.86%	3.83	% (e)
Portfolio turnover rate (f)	49.5	% (e)	92.8%	47.8	% (e)

(a)	Six months ended December 31, 2019.
(b)	Period from April 18, 2018, date operations commenced, through June 30, 2018.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Millennials Index ETF

For a share outstanding for the year ended June 30 (except as noted):

	Period ended		Year ended		Year ended	Period ended
	December 31, 2019 (a)		June 30, 2019		June 30, 2018	June 30, 2017 (b)
Net asset value, beginning of period	$38.24		$36.76		$28.92	$25.00
Investment Operations:
Net investment income (c)	0.24		0.17		0.23	0.17
Net realized and change in unrealized gain	3.19		1.54		7.91	3.87
Total from investment operations	3.43		1.71		8.14	4.04
Dividends and Distributions to Shareholders from:
Net investment income		(0.29)		(0.23)	(0.23)	(0.09)
Net realized gains	—		—		(0.07)	(0.03)
Total dividends and distributions to stockholders		(0.29)		(0.23)	(0.30)	(0.12)
Net asset value, end of period	$41.38		$38.24		$36.76	$28.92
Total return	8.99	% (d)		4.70%	28.31%	16.23	% (d)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$22,756		$21,031		$20,217	$7,230
Ratio of expenses to average net assets	0.45	% (e)		0.45%	0.45%	0.45	% (e)
Ratio of expenses to average net assets excluding interest
expense	—(f)		—(f)		0.45%	—(f)
Ratio of net investment income to average net assets	1.24	% (e)		0.47%	0.66%	0.71	% (e)
Portfolio turnover rate (g)	5.4	% (e)	32.9	% (h)	35.6%	5.1	% (e)

(a)	Six months ended December 31, 2019.
(b)	Period from August 19, 2016, date operations commenced, through June 30, 2017.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Ratio is not applicable as there was no interest expense in the period.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	The previously reported portfolio turnover rate of 82.2% was adjusted to correct an immaterial error related to in-kind activity.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Price Setters Index ETF

For a share outstanding for the year ended June 30 (except as noted):

	Period ended		Year ended		Year ended		Year ended	Period ended
	December 31, 2019 (a)		June 30, 2019		June 30, 2018		June 30, 2017	June 30, 2016 (b)
Net asset value, beginning of period	$37.79		$33.32		$29.03		$26.08	$25.00

Investment Operations:
Net investment income (c)	0.24		0.46		0.39		0.34	0.09
Net realized and change in unrealized
gain	3.52		4.48		4.20		3.06	0.99
Total from investment operations	3.76		4.94		4.59		3.40	1.08

Dividends and Distributions to
Shareholders from:
Net investment income	(0.40)		(0.47)		(0.27)		(0.39)	—
Net realized gains	—		—		(0.03)		(0.06)	—
Total dividends and distributions to
stockholders	(0.40)		(0.47)		(0.30)		(0.45)	—
Net asset value, end of period	$41.15		$37.79		$33.32		$29.03	$26.08

Total return	10.02	% (d)	15.03%		15.89%		13.23%	4.31% (d)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$18,518		$20,786		$21,655		$7,257	$6,519
Ratio of expenses to average net assets	0.29% (e),(f)		0.29	% (e)	0.29	% (e)	0.40%	0.40% (f)
Ratio of gross expenses to average net
assets	0.38	% (f)	0.40%		0.40%		—(g)	—(g)
Ratio of net investment income to average
net assets	1.25	% (f)	1.32%		1.22%		1.26%	1.32% (f)
Portfolio turnover rate (h)	5.0	% (f)	40.4%		63.5%		2.0%	0.0% (f)

(a)	Six months ended December 31, 2019.
(b)	Period from March 21, 2016, date of operations commenced, through June 30, 2016.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Includes reimbursement from Advisor.
(f)	Computed on an annualized basis.
(g)	Ratio is not applicable as there was no reimbursement from Advisor in the period.
(h)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Shareholder Yield Index ETF

For a share outstanding for the year ended June 30 (except as noted):

	Period ended		Year ended		Year ended		Year ended	Period ended
	December 31, 2019 (a)		June 30, 2019		June 30, 2018		June 30, 2017	June 30, 2016 (b)
Net asset value, beginning of period	$31.99		$32.49		$29.16		$24.65	$25.00

Investment Operations:
Net investment income (c)	0.36		0.71		0.61		0.54	0.18
Net realized and change in unrealized gain
(loss)	2.54		(0.51)		3.21		4.67	(0.53)
Total from investment operations	2.90		0.20		3.82		5.21	(0.35)

Dividends and Distributions to
Shareholders from:
Net investment income	(0.61)		(0.70)		(0.47)		(0.67)	—
Net realized gains	—		—		(0.02)		(0.03)	—
Total dividends and distributions to
stockholders	(0.61)		(0.70)		(0.49)		(0.70)	—
Net asset value, end of period	$34.28		$31.99		$32.49		$29.16	$24.65

Total return	9.20	% (d)	0.68%		13.17%		21.42%	(1.39	)% (d)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$10,284		$14,395		$14,622		$7,290	$6,163
Ratio of expenses to average net assets	0.29% (e),(f)		0.29	% (e)	0.29	% (e)	0.40%	0.40	% (f)
Ratio of gross expenses to average net
assets	0.37	% (f)	0.40%		0.40%		—(g)	—(g)
Ratio of net investment income to average
net assets	2.25	% (f)	2.26%		1.90%		1.98%	2.73	% (f)
Portfolio turnover rate (h)	3.5	% (f)	49.2%		55.5%		3.0%	7.1	% (f)

(a)	Six months ended December 31, 2019.
(b)	Period from March 21, 2016, date of operations commenced, through June 30, 2016.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Includes reimbursement from Advisor.
(f)	Computed on an annualized basis.
(g)	Ratio is not applicable as there was no reimbursement from Advisor in the period.
(h)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Spectrum Preferred Securities Active ETF

For a share outstanding for the year ended June 30 (except as noted):

	Period ended		Year ended	Period ended
December 31, 2019 (a)			June 30, 2019	June 30, 2018 (b)
Net asset value, beginning of period	$96.78		$94.45	$100.00
Investment Operations:
Net investment income (c)	2.01		3.42	4.72
Net realized and change in unrealized gain (loss)	4.10		3.82	(5.91)
Total from investment operations	6.11		7.24	(1.19)
Dividends and Distributions to Shareholders from:
Net investment income	(2.72)		(4.91)	(4.34)
Net realized gains	—		—	(0.02)
Total dividends and distributions to stockholders	(2.72)		(4.91)	(4.36)
Net asset value, end of period	$100.17		$96.78	$94.45
Total return	6.39	% (d)	7.99%	(1.28	)% (d)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$100,174		$67,750	$51,949
Ratio of expenses to average net assets	0.55	% (e)	0.55%	0.55	% (e)
Ratio of net investment income to average net assets	4.05	% (e)	3.65%	4.93	% (e)
Portfolio turnover rate (f)	69.4	% (e)	27.6%	41.0	% (e)

(a)	Six months ended December 31, 2019.
(b)	Period from July 10, 2017, date operations commenced, through June 30, 2018.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Sustainable Momentum Index ETF

For a share outstanding for the year ended June 30 (except as noted):

	Period ended		Year ended	Period ended
December 31, 2019 (a)			June 30, 2019	June 30, 2018 (b)
Net asset value, beginning of period	$28.50		$28.01	$25.00
Investment Operations:
Net investment income (c)	0.27		0.31	0.18
Net realized and change in unrealized gain	0.68		0.43	2.96
Total from investment operations	0.95		0.74	3.14
Dividends and Distributions to Shareholders from:
Net investment income	(0.35)		(0.25)	(0.13)
Total dividends and distributions to stockholders	(0.35)		(0.25)	(0.13)
Net asset value, end of period	$29.10		$28.50	$28.01
Total return	3.34	% (d)	2.68%	12.62	% (d)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$5,820		$5,701	$5,603
Ratio of expenses to average net assets	0.29	% (e)	0.29%	0.29	% (e)
Ratio of net investment income to average net assets	1.88	% (e)	1.13%	0.97	% (e)
Portfolio turnover rate (f)	6.4	% (e)	102.6%	158.1	% (e)

(a)	Six months ended December 31, 2019.
(b)	Period from October 18, 2017, date operations commenced, through June 30, 2018.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Ultra-Short Active Income ETF

For a share outstanding for the year ended June 30 (except as noted):

	Period ended	Period ended
	December 31, 2019 (a)	June 30, 2019 (b)
Net asset value, beginning of period	$25.09	$25.00
Investment Operations:
Net investment income (c)	0.30	0.12
Net realized and change in unrealized gain	0.01	0.04
Total from investment operations	0.31	0.16
Dividends and Distributions to Shareholders from:
Net investment income	(0.44)	(0.07)
Total dividends and distributions to stockholders	(0.44)	(0.07)
Net asset value, end of period	$24.96	$25.09
Total Return (d)	1.26%	0.62%
Ratios/Supplemental Data:
Net assets, end of period (000s)	$12,481	$12,543
Ratio of expenses to average net assets (e)	0.18%	0.18%
Ratio of net investment income to average net assets (e)	2.42%	2.51%
Portfolio turnover rate (e),(f)	19.7%	0.0%

(a)	Six months ended December 31, 2019.
(b)	Period from April 24, 2019, date operations commenced, through June 30, 2019.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal U.S. Large-Cap Multi-Factor Core Index ETF

For a share outstanding for the year ended June 30 (except as noted):

Period ended
December 31, 2019 (a)
Net asset value, beginning of period	$25.00
Investment Operations:
Net investment income (b)	0.20
Net realized and change in unrealized gain	1.49
Total from investment operations	1.69
Dividends and Distributions to Shareholders from:
Net investment income	(0.20)
Total dividends and distributions to stockholders	(0.20)
Net asset value, end of period	$26.49
Total return (c)	6.79%
Ratios/Supplemental Data:
Net assets, end of period (000s)	$6,623
Ratio of expenses to average net assets (d)	0.15%
Ratio of net investment income to average net assets (d)	1.80%
Portfolio turnover rate (d),(e)	55.3%

(a)	Period from July 23, 2019, date operations commenced, through December 31, 2019.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amount has not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal U.S. Mega-Cap Multi-Factor Index ETF

For a share outstanding for the year ended June 30 (except as noted):

	Period ended		Year ended	Period ended
December 31, 2019 (a)			June 30, 2019	June 30, 2018 (b)
Net asset value, beginning of period	$29.07		$26.02	$25.00
Investment Operations:
Net investment income (c)	0.31		0.63	0.38
Net realized and change in unrealized gain	2.43		3.04	0.80
Total from investment operations	2.74		3.67	1.18
Dividends and Distributions to Shareholders from:
Net investment income	(0.49)		(0.62)	(0.16)
Total dividends and distributions to stockholders	(0.49)		(0.62)	(0.16)
Net asset value, end of period	$31.32		$29.07	$26.02
Total return	9.51	% (d)	14.32%	4.73	% (d)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$1,484,375		$1,618,941	$1,666,525
Ratio of expenses to average net assets (e)	0.12	% (f)	0.12%	0.12	% (f)
Ratio of gross expenses to average net assets	0.15	% (f)	0.15%	0.15	% (f)
Ratio of net investment income to average net assets	2.11	% (f)	2.30%	2.02	% (f)
Portfolio turnover rate (g)	38.0	% (f)	27.0%	39.8	% (f)

(a)	Six months ended December 31, 2019.
(b)	Period from October 11, 2017, date operations commenced, through June 30, 2018.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Includes reimbursement from Advisor.
(f)	Computed on an annualized basis.
(g)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal U.S. Small-Cap Multi-Factor Index ETF

For a share outstanding for the year ended June 30 (except as noted):

	Period ended		Year ended	Year ended	Period ended
December 31, 2019 (a)			June 30, 2019	June 30, 2018	June 30, 2017 (b)
Net asset value, beginning of period	$31.43		$33.45	$28.84	$25.00
Investment Operations:
Net investment income (c)	0.28		0.40	0.29	0.26
Net realized and change in unrealized gain (loss)	1.19		(2.03)	4.64	3.75
Total from investment operations	1.47		(1.63)	4.93	4.01
Dividends and Distributions to Shareholders from:
Net investment income	(0.34)		(0.39)	(0.30)	(0.17)
Net realized gains	—		—	(0.02)	—
Total dividends and distributions to stockholders	(0.34)		(0.39)	(0.32)	(0.17)
Net asset value, end of period	$32.56		$31.43	$33.45	$28.84
Total return	4.70	% (d)	(4.84)%	17.14%	16.08	% (d)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$395,641		$355,200	$351,176	$275,466
Ratio of expenses to average net assets	0.38	% (e)	0.38%	0.38%	0.38	% (e)
Ratio of net investment income to average net assets	1.76	% (e)	1.27%	0.94%	1.21	% (e)
Portfolio turnover rate (f)	72.6	% (e)	81.9%	76.3%	44.7	% (e)

(a)	Six months ended December 31, 2019.
(b)	Period from September 21, 2016, date operations commenced, through June 30, 2017.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal U.S. Small-MidCap Multi-Factor Core Index ETF

For a share outstanding for the year ended June 30 (except as noted):

Period ended
December 31, 2019 (a)
Net asset value, beginning of period	$25.00
Investment Operations:
Net investment income (b)	0.22
Net realized and change in unrealized gain	1.33
Total from investment operations	1.55
Dividends and Distributions to Shareholders from:
Net investment income	(0.21)
Total dividends and distributions to stockholders	(0.21)
Net asset value, end of period	$26.34
Total return (c)	6.27%
Ratios/Supplemental Data:
Net assets, end of period (000s)	$10,538
Ratio of expenses to average net assets (d)	0.20%
Ratio of net investment income to average net assets (d)	2.04%
Portfolio turnover rate (d),(e)	70.5%

(a)	Period from July 23, 2019, date operations commenced, through December 31, 2019.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amount has not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Shareholder Expense Example
Principal Exchange-Traded Funds
December 31, 2019 (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares and (2) ongoing costs, including management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2019 through December 31, 2019, except as noted in the following table.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different fund. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Annualized	Expenses Paid
	Account Value	Account Value	Expense Ratio	During Period
Principal Active Global Dividend Income ETF
Actual Fund Return	$1,000	$1,105.70	0.58%	$3.07
Hypothetical 5% Annual Return	$1,000	$1,022.22	0.58%	$2.95
Principal Active Income ETF
Actual Fund Return	$1,000	$1,052.50	0.49%	$2.53
Hypothetical 5% Annual Return	$1,000	$1,022.67	0.49%	$2.49
Principal Contrarian Value Index ETF
Actual Fund Return	$1,000	$1,080.30	0.29%	$1.52
Hypothetical 5% Annual Return	$1,000	$1,023.68	0.29%	$1.48
Principal Healthcare Innovators Index ETF
Actual Fund Return	$1,000	$1,122.20	0.42%	$2.24
Hypothetical 5% Annual Return	$1,000	$1,023.03	0.42%	$2.14
Principal International Multi-Factor Core Index ETF
Actual Fund Return	$1,000	$1,073.10	0.25%	$1.14
Hypothetical 5% Annual Return	$1,000	$1,020.89	0.25%	$1.11
Principal Investment Grade Corporate Active ETF
Actual Fund Return	$1,000	$1,042.60	0.26%	$1.33
Hypothetical 5% Annual Return	$1,000	$1,023.83	0.26%	$1.32
Principal Millennials Index ETF
Actual Fund Return	$1,000	$1,089.90	0.45%	$2.36
Hypothetical 5% Annual Return	$1,000	$1,022.87	0.45%	$2.26
Principal Price Setters Index ETF
Actual Fund Return	$1,000	$1,100.20	0.29%	$1.53
Hypothetical 5% Annual Return	$1,000	$1,023.68	0.29%	$1.48
Principal Shareholder Yield Index ETF
Actual Fund Return	$1,000	$1,092.00	0.29%	$1.52
Hypothetical 5% Annual Return	$1,000	$1,023.68	0.29%	$1.48

Shareholder Expense Example
Principal Exchange-Traded Funds
December 31, 2019 (unaudited)

	Beginning	Ending	Annualized	Expenses Paid
Account Value		Account Value	Expense Ratio	During Period
Principal Spectrum Preferred Securities Active ETF
Actual Fund Return	$1,000	$1,063.90	0.55%	$2.85
Hypothetical 5% Annual Return	$1,000	$1,022.37	0.55%	$2.80
Principal Sustainable Momentum Index ETF
Actual Fund Return	$1,000	$1,033.40	0.29%	$1.48
Hypothetical 5% Annual Return	$1,000	$1,023.68	0.29%	$1.48
Principal Ultra-Short Active Income ETF
Actual Fund Return	$1,000	$1,012.60	0.18%	$0.91
Hypothetical 5% Annual Return	$1,000	$1,024.23	0.18%	$0.92
Principal U.S. Large-Cap Multi-Factor Core Index ETF
Actual Fund Return	$1,000	$1,067.90	0.15%	$0.68
Hypothetical 5% Annual Return	$1,000	$1,021.33	0.15%	$0.67
Principal U.S. Mega-Cap Multi-Factor Index ETF
Actual Fund Return	$1,000	$1,095.10	0.12%	$0.63
Hypothetical 5% Annual Return	$1,000	$1,024.53	0.12%	$0.61
Principal U.S. Small-Cap Multi-Factor Index ETF
Actual Fund Return	$1,000	$1,047.00	0.38%	$1.96
Hypothetical 5% Annual Return	$1,000	$1,023.23	0.38%	$1.93
Principal U.S. Small-MidCap Multi-Factor Core Index ETF
Actual Fund Return	$1,000	$1,062.70	0.20%	$0.91
Hypothetical 5% Annual Return	$1,000	$1,021.11	0.20%	$0.89

PRINCIPAL EXCHANGE-TRADED FUNDS
(unaudited)
Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940

As noted in the table provided below, certain of the Principal Exchange-Traded Funds made distributions for the month of December 2019 for which a portion is estimated to be in excess of the fund’s current and accumulated net income. As of December 2019, the estimated sources of these distributions were as follows:

December 2019

Fund	Net Income	Realized Gain	Capital Sources
Principal Active Global Dividend Income ETF	55.60%	0.00%	44.40%
Principal International Multi-Factor Core Index ETF	65.90	34.10	0.00
Principal U.S. Large-Cap Multi-Factor Core Index ETF	98.67	0.00	1.33
Principal U.S. Mega-Cap Multi-Factor Index ETF	98.03	1.97	0.00
Principal Ultra-Short Active Income ETF	98.19	0.00	1.81

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the funds will not be available until the end of the funds’ fiscal year.

As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

Trustees and Officers

Under Delaware law, a Board of Trustees oversees the Trust. The Trustees have financial or other relevant experience and meet several times during the year to review contracts, Trust activities and the quality of services provided to the Trust. Each trustee also has the same position with Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. which are also sponsored by Principal Life Insurance Company. Each trustee holds office for an indefinite term or until reaching age 72. Trustees considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following Trustees are considered not to be “interested persons” as defined in the 1940 Act

Number of
Name,		Portfolios in Fund	Other Directorships
Position Held with the Trust,	Principal Occupation(s)	Complex Overseen	Held by Trustee
Year of Birth	During past 5 years	by Trustee	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	127	Durango Herald, Inc;
Trustee since 2014			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	127	McClatchy
Trustee since 2014			Newspapers, Inc.;
Member, Audit Committee			Frontier
Member, Nominating and Governance			Communications, Inc.;
Committee			formerly, Herbalife
1951			Ltd.

Craig Damos	President, C.P. Damos Consulting	127	None
Trustee since 2014	LLC
Member, 15(c) Committee
Member, Audit Committee
Member, Executive Committee
1954

Mark A. Grimmett	Formerly, Executive Vice President	127	None
Trustee since 2014	and CFO, Merle Norman Cosmetics,
Member, 15(c) Committee	Inc.
Member, Executive Committee
Member, Nominating and Governance
Committee
1960

Fritz S. Hirsch	Formerly, CEO, MAM USA	127	MAM USA
Trustee since 2014
Member, Nominating and Governance
Committee
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Retired.	127	Armstrong World
Trustee since 2014			Industries, Inc. and
Member, 15(c) Committee			Equity Lifestyle
Member, Operations Committee			Properties, Inc.
1962

Karen (“Karrie”) McMillan	Managing Director, Patomak Global	127	None
Trustee since 2014	Partners, LLC.
Member, Operations Committee
1961

Number of
Name,		Portfolios in Fund	Other Directorships
Position Held with the Trust,	Principal Occupation(s)	Complex Overseen	Held by Trustee
Year of Birth	During past 5 years	by Trustee	During Past 5 Years
Elizabeth A. Nickels	Retired	127	SpartanNash;
Trustee since 2015			formerly: Charlotte
Member, Audit Committee			Russe; Follet
1962			Corporation;
PetSmart; Spectrum
Health Systems

Mary M. (“Meg”) VanDeWeghe	CEO and President, Forte Consulting,	127	Denbury Resources
Trustee since 2018	Inc.		Inc. and
Member, Operations Committee			Helmerich & Payne;
1959			Formerly: Brown
Advisory;
B/E Aerospace;
WP Carey;
Nalco (and its
successor Ecolab)

The following Trustees are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the Manager and Principal Life.

Number of
Name,		Portfolios in Fund	Other Directorships
Position Held with the Trust,	Principal Occupation(s)	Complex Overseen	Held by Trustee
Year of Birth	During past 5 years	by Trustee	During Past 5 Years
Timothy M. Dunbar	Director, PGI (since 2018)	127	None
Trustee since 2019	President-PGAM, PGI, PLIC, PFSI,
Chair Member, Executive Committee	and PFG (since 2018)
1957	Chair/Executive Vice President,
RobustWealth, Inc. (since 2018)
Director, Post (since 2018)
Executive Vice President/Chief
Investment Officer, PLIC, PFSI, and
PFG (2014-2018)

Patrick Halter	Chief Executive Officer and President,	127	None
Trustee since 2017	PGI (since 2018)
Member, Executive Committee	Chief Operating Officer, PGI (2017-
1959	2018) Chair, PGI (since 2018)
Director, PGI (2003-2018)
Director, Finisterre (since 2018)
Director, Origin (since 2018)
Chair, Post (since 2017)
Chief Executive Officer, Principal-REI
(since 2005)
Chair, Principal-REI (since 2004)
Chair, Spectrum (since 2017)
Director, CCIP (since 2017)

Correspondence intended for each Trustee who is other than an Interested Trustee may be sent to 655 9th Street, Des Moines, IA

50392.

The following table presents officers of the Trust.

Name,
Position Held with the Trust,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
Des Moines, IA 50392
1955

Jennifer A. Block	Vice President and Counsel (2017-2018)
Deputy Chief Compliance Officer	Assistant Counsel (2010-2017)
Des Moines, IA 50392	Assistant Secretary (2015-2018)
1973	Counsel, PGI (2017-2018)
Counsel, PLIC (2009-2018)
Counsel, PMC (2009-2017)

Kamal Bhatia	President — Principal Funds, PFG, PFSI, PLIC (since 2019)
President, Chief Executive Officer	Principal Executive Officer, OC Private Capital (2017-2019)
1972	Senior Vice President, OppenheimerFunds (2011-2019)

Tracy Bollin	Managing Director, PGI (since 2016)
Chief Financial Officer	Chief Financial Officer, PFA (2010-2015)
Des Moines, IA 50392	Senior Vice President, PFD (since 2015)
1970	Chief Financial Officer, PFD (2010-2016)
Chief Operating Officer and Senior Vice President, PMC
(2015-2017)
Director, PMC (2014-2017)
Chief Financial Officer, PMC (2010-2015)
Chief Financial Officer, PSI (2010-2015)
President, PSS (since 2015)
Chief Financial Officer, PSS (2010-2015)

Gina L. Graham	Vice President/Treasurer, PGI (since 2016)
Treasurer	Vice President/Treasurer, PFA (since 2016)
Des Moines, IA 50392	Vice President/Treasurer, PFD (since 2016)
1965	Vice President/Treasurer, PLIC (since 2016)
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, Principal-REI (since 2016)
Vice President/Treasurer, PSI (since 2016)
Vice President/Treasurer, PSS (since 2016)

Laura B. Latham	Counsel, PGI since 2018
Assistant Counsel and Assistant	Prior thereto, Attorney in Private Practice
Secretary
Des Moines, IA 50392
1986

Diane K. Nelson	Chief Compliance Officer/AML Officer, PSS (Since 2015)
AML Officer	Compliance Advisor, PMC (2013-2015)
Des Moines, 50392
1965

Sara L. Reece	Director — Accounting, PLIC since 2015
Vice President and Controller	Assistant Financial Controller, PLIC prior to 2015
Des Moines, IA 50392
1975

Teri R. Root	Interim Chief Compliance Officer (2018)
Chief Compliance Officer	Deputy Chief Compliance Officer (2015-2018)
Des Moines, IA 50392	Deputy Chief Compliance Officer, PGI (2017-2018)
1979	Vice President and Chief Compliance Officer, PMC
(2015-2017)
Vice President, PSS since 2015

Name,
Position Held with the Trust,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Britney L. Schnathorst	Counsel, PLIC since 2013
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1981

Adam U. Shaikh	Assistant General Counsel, PGI since 2018
Assistant Counsel	Counsel, PGI (2017-2018)
Des Moines, IA 50392	Counsel, PLIC since 2006
1972	Counsel, PMC (2007-2013, 2014-2017)

John Sullivan	Counsel, PGI since 2019
Assistant Counsel and Assistant Secretary	Prior thereto, Attorney in Private Practice
Des Moines, IA 50392
1970

Dan L. Westholm	Assistant Vice President/Treasurer, PGI (since 2017)
Assistant Treasurer	Assistant Vice President/Treasury, PFA (since 2013)
Des Moines, IA 50392	Assistant Vice President/Treasury, PFD (since 2013)
1966	Assistant Vice President/Treasury, PLIC (since 2014)
Assistant Vice President/Treasury, PMC (2013-2017)
Assistant Vice President/Treasury, PSI (since 2013)
Assistant Vice President/Treasury, PSS (since 2013)

Beth Wilson	Director and Secretary — Funds, PLIC
Vice President and Secretary
Des Moines, IA 50392
1956

Clint L. Woods	Of Counsel (2017-2018)
Counsel, Vice President and Assistant Secretary	Vice President (2016-2017) Counsel (2015-2017)
Des Moines, IA 50392	Vice President, PLIC since 2015
1961	Associate General Counsel, Governance Officer, and
Assistant Corporate Secretary, PLIC since 2013

Jared A.Yepsen	Counsel, PGI since 2017
Assistant Tax Counsel	Counsel, PLIC since 2015
Des Moines, IA 50392	Senior Attorney, Transamerica Life Insurance Company
1981	(TLIC) (2013-2015)

The 15(c) Committee assists the Board in performing the annual review of the Trust’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Trust and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Trust.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Trust for election to the Board. The committee also oversees the structure and efficiency of the Board of Trustees and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Trust, communications with the Trusts’ shareholders, and provides review and oversight of the Trusts’ operations.

Additional information about the Trust is available in the Prospectuses dated November 1, 2019 and the Statements of Additional Information dated November 1, 2019. These documents may be obtained free of charge by writing Principal Exchange-Traded Funds, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203 or telephoning 1-800-787-1621. The prospectuses may be viewed at www.PrincipalETFs.com.

PROXY VOTING POLICIES

A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-787-1621, or on the SEC website at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Trust files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 of each year as a part of Form N-PORT. The Trust’s Form N-PORT can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

On June 1, 2019, a Liquidity Risk Management Program (the “Program”) was adopted by the Trust. The Board is expected to review the operation and effectiveness of the Program in June 2020.

Board Consideration of Investment Advisory Contracts

During the period covered by this report, the Board of Trustees of Principal Exchange-Traded Funds (“PETF”) approved the annual review and renewal of the Management Agreements for all Funds and a Sub-advisory Agreement for the Principal Spectrum Preferred Securities Active ETF.

Annual Review and Renewal of Management Agreement and Sub-Advisory Agreements

At its September 10, 2019 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Subadvisory Agreement for all Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PETF, as defined in the 1940 Act (the “Independent Directors”), annually to review and to consider the continuation of: (1) the Management Agreement between the Principal Global Investors, LLC (the “Manager”) and PETF, on behalf of each of the sixteen (16) series of PETF (each series is referred to as a “Fund”); and (2) the Subadvisory Agreement between the Manager and Spectrum Asset Management Inc. (“Spectrum”) (the “Subadvisor”). The Management Agreement and the Subadvisory Agreement are collectively referred to as the “Advisory Agreements.”

The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board reviewed a broad range of information requested for this purpose, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.

Management Agreement

With respect to the Management Agreement for each Fund, the Board considered, among other factors, that the Manager, along with Principal Management Corporation (“PMC”), the previous investment adviser to the Funds that merged with and into the Manager on May 1, 2017, and its affiliates have demonstrated a long-term commitment to support the Funds. In addition, the Board considered the following factors, and made certain findings and conclusions with respect thereto, for each of the Funds. The Board concluded that a relationship with a capable and conscientious adviser is in the best interests of each Fund.

Nature, Extent and Quality of Services

The Board considered the nature, quality and extent of the services provided under the Management Agreement, including accounting and administrative services, as applicable. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreement. The Board also considered that, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility for the Principal Spectrum Preferred Securities Active ETF to Spectrum. The Board noted that the Manager’s process for the selection of subadvisors emphasizes the selection of Principal-affiliated subadvisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated subadvisor to manage all or a portion of a Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under the Management Agreement was satisfactory.

Investment Performance

The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-year period ended March 31, 2019 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31, 2019, and compared those returns to various agreed-upon performance measures, including peer-group data based upon a broad-based, industry category determined by Morningstar.

For Funds that did not have a three-year or five-year performance history, the Board reviewed performance for a one-year or three-year period ended March 31, 2019, respectively, if available. The Board also compared each Fund’s investment performance over the one-, three- and five-year periods ended March 31, 2019, as available, to one or more relevant benchmark indices. The Board noted that certain Funds had commenced operations recently and, accordingly, no or limited performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were certain Funds that had not attained during the relevant period(s) a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund, remedial efforts being taken to improve performance and/or the Manager’s explanation for the performance of such Fund. The Board considered the Manager’s due diligence process for evaluating the performance of all Funds for which they received regular reporting and concluded that the Manager has in place an effective due diligence process to monitor investment performance, and to encourage remedial action if necessary.

Investment Management Fees

The Board considered each Fund’s management fee rate. For each Fund, the Board received certain information from Broadridge including comparing unitary management fee rate and total expense ratio for the Fund’s commons shares to investment advisory fee rates and expense ratios of funds in an appropriate Expense Group and Expense Universe provided by Broadridge.

In evaluating the management fee rates, the Board considered a variety of factors, including the fee rates, breakpoints, comparison to fee rates of peer group funds and other funds and non-fund accounts managed by the Manager, subadvisory fee rates paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale, fall-out benefits and expense caps and fee waivers.

With regard to the Principal Price Setters Index ETF and the Principal Shareholder Yield Index ETF, the Board accepted management’s proposal to amend each Fund’s Management Agreement to reduce the unitary management fee and considered this fee reduction in concluding that the Management Agreement, as amended, should be renewed.

Considering all factors they deemed relevant, the Board concluded that the management fee payable by each Fund was reasonable in light of the nature, quality and extent of the services provided by the Manager and other relevant factors.

Profitability

The Board reviewed detailed information regarding revenues the Manager, received under the Management Agreement and the estimated direct and indirect costs incurred in providing to each Fund the services described in the Management Agreement for the year ended December 31, 2018. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to Spectrum and the aggregated return on revenue to the Manager and its affiliates for the year ended December 31, 2018. The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability information presented by the Manager.

Economies of Scale

The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board noted that the management fee schedules for the Principal Ultra-Short Active Income ETF, the Principal International Multi-Factor Core Index ETF, the Principal U.S Large-Cap Multi-Factor Core Index ETF, the Principal U.S. Mega-Cap Multi-Factor Index ETF, and the Principal U.S. Small-MidCap Multi-Factor Core Index ETF do not include breakpoints, but each such Fund has a relatively low management fee rate on all Fund assets. Considering all relevant factors, including the level of the fee, the Board determined that no breakpoints were necessary at this time.

The Board determined that no breakpoints are necessary at this time for the Principal Investment Grade Corporate Active ETF, the Principal Spectrum Preferred Securities Active ETF, the Principal Active Global Dividend Income ETF, the Principal Active Income ETF, the Principal Contrarian Value Index ETF, the Principal International Multi-Factor Index ETF, the Principal Price Setters Index ETF, the Principal Shareholder Yield Index ETF, the Principal Sustainable Momentum Index ETF, or the Principal U.S. SmallCap Index ETF due, among other factors, to their current asset levels and taking into account levels of profitability to the Manager.

Sub-advisory Agreement

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of the services provided under the Subadvisory Agreement with Spectrum with respect to the Principal Spectrum Preferred Securities Active ETF. The Board considered the reputation, qualifications and background of Spectrum, the investment approach of Spectrum, the experience and skills of investment personnel responsible for the day-to-day management of the Principal Spectrum Preferred Securities Active ETF and the resources made available to such personnel. The Board also considered Spectrum’s compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by Spectrum to the Principal Spectrum Preferred Securities Active ETF Funds under the Subadvisory Agreement is satisfactory.

Investment Performance

The Manager had advised the Board that the investment services delivered by Spectrum was reasonable. Based upon all relevant factors, the Board concluded that Spectrum is qualified and that the investment performance of the Subadvisor met acceptable levels of investment performance

Subadvisory Fees, Economies of Scale and Profitability

The Board considered the subadvisory fee rates, noting that the Manager compensates Spectrum from its own management fee, so that shareholders pay only the management fee.

Other Benefits to the Manager and Subadvisers

The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates from their relationships with the Funds. The Board concluded that the management and subadvisory fees were reasonable in light of these fall-out benefits.

The Board also considered the character and amount of other incidental benefits received by Spectrum when evaluating the subadvisory fee. The Board concluded that taking into account these fall-out benefits, the subadvisory fee was reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement, including the fee rate payable thereunder, continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Exchange-Traded Funds

By /s/ Kamal Bhatia
Kamal Bhatia, President and CEO

Date 2/11/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kamal Bhatia
Kamal Bhatia, President and CEO

Date 2/11/2020

By /s/ Tracy W. Bollin
Tracy W. Bollin, Chief Financial Officer

Date 2/11/2020